UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1700 Merrill Lynch Drive, Pennington, NJ 08534
(Address of principal executive offices) (Zip code)

Michelle H. Rhee
Bank of America
One Financial Center
Boston, MA 02110
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 617-772-3278

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 to June 30, 2009

Item 1. Reports To Stockholders.

The following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

MLIG Variable

Insurance Trust

Roszel/Lord Abbett Large Cap Value Portfolio
Roszel/Davis Large Cap Value Portfolio
Roszel/BlackRock Equity Dividend Portfolio
Roszel/Fayez Sarofim Large Cap Core Portfolio
Roszel/AllianceBernstein Large Cap Core Portfolio
Roszel/Santa Barbara Conservative Growth Portfolio
Roszel/Marsico Large Cap Growth Portfolio
Roszel/Allianz NFJ Mid Cap Value Portfolio
Roszel/Cadence Mid Cap Growth Portfolio
Roszel/NWQ Small Cap Value Portfolio
Roszel/Delaware Small-Mid Cap Growth Portfolio
Roszel/Lazard International Portfolio
Roszel/JPMorgan International Equity Portfolio
Roszel/BlackRock Fixed-Income Portfolio
Roszel/BlackRock Fixed-Income Portfolio II

Semi-Annual Report
June 30, 2009

To Our Shareholders:

The carnage in financial markets caused by a broad flight from all types of market risk has abated. After worldwide government intervention designed to stabilize banks and bolster economic activity, investors have concluded that doomsday scenarios are not as likely as they seemed at the height of the crisis. After dramatic, widespread declines, exemplified by the 57% drop in the S&P 500, securities prices appear to be on the rebound.

The unsettling events of 2008, however, are not wholly behind us. Despite intervention, economic output in 2009 is expected to decline for both the U.S. and the world. Unemployment rates, now 9.5% in the U.S., continue to rise. Credit markets have stabilized, but the extension of credit is still constrained. If there is a recovery ahead, harsh current conditions do not bode well for its speed and strength.

After bottoming in early March, U.S. stock prices rebounded sharply through May. For the first half of 2009, the S&P 500 crept into positive territory, returning 3.2% and ending 36% above its low. With investors hunting for reliable sources of earnings growth in a weak recovery, technology stocks were strongest (S&P 500 Information Technology +24.9%) and the more cyclical industrials were weakest (S&P 500 Industrials -5.9%). Investment style had a significant impact on relative performance, as growth stocks (Russell 3000 Growth index) gained 11.5% while value stocks (Russell 3000 Value) returned -3.1%. Company size made less difference. Large stocks (Russell Top 200) gained 2.3% and small stocks (Russell 2000) advanced 2.7%.

Overseas stock markets, which had been hurt more than the U.S. by the financial crisis, benefited more from its abatement. The MSCI EAFE developed markets index rose 8.4%. Emerging markets (MSCI Emerging Markets index), which had declined most, jumped 36.2%. Many investors expect the strongest and most rapid recoveries in the larger emerging economies, most notably China.

In late 2008 it was difficult to say with assurance which borrowers would survive the crisis and how impaired the survivors might be. This seems clearer now, and credit conditions are significantly better, though far from normal. The yield of the 10-year U.S. Treasury bond rose from 2.2% at year end to 3.5% at June 30, as investors’ concerns shifted from deflation toward inflation. Consequently, Treasury bonds were the worst sector of the bond market, falling -4.5% (ML Treasury Master Bond index) as the broader bond market gained 1.6% (ML Domestic Master). Yield spreads on riskier corporate obligations narrowed, as lenders gained confidence about getting repaid. The spread between 10-year yields on BBB-rated corporate bonds (the lowest rating still considered “investment grade”) and Treasury bonds dropped from 5.8% to 3.6%. This spread contraction was reflected in the 9.2% return on investment-grade corporates (ML Corporate Master) and the dramatic 29.0% return on high yield bonds (ML High Yield Master). Mortgage securities (ML Mortgage Master) benefited less, returning 2.9%.

The recovery in securities prices over the first half of 2009 was quite broad-based, though it does not yet come close to reversing recent steep losses. This report includes performance information for the Portfolios of the MLIG Variable Insurance Trust.

As you know, each of the portfolios and the Trust will be liquidating, so this will be our last regular report to shareholders. You have already received a prospectus supplement and other communications detailing the upcoming liquidation and your investment alternatives.

Roszel Advisors, LLC	MLIG Variable Insurance Trust

John R. Manetta President and Chief Investment Officer	Deborah J. Adler President
____________________

The Portfolio holdings are as of June 30, 2009, and may have changed since that date. Investment in a Portfolio of the Trust is subject to investment risk, including loss of principal. For a detailed description of the risks associated with a particular Portfolio, please refer to the Prospectus for the Trust.

TABLE OF CONTENTS

Portfolio Expenses, Performance Information, Portfolio Summary
and Schedule of Investments:

Notes to Performance Information	3

About Your Portfolio’s Expenses	4

Roszel/Lord Abbett Large Cap Value Portfolio	6
Roszel/Davis Large Cap Value Portfolio	9
Roszel/BlackRock Equity Dividend Portfolio	12
Roszel/Fayez Sarofim Large Cap Core Portfolio	15
Roszel/AllianceBernstein Large Cap Core Portfolio	18
Roszel/Santa Barbara Conservative Growth Portfolio	21
Roszel/Marsico Large Cap Growth Portfolio	24
Roszel/Allianz NFJ Mid Cap Value Portfolio	27
Roszel/Cadence Mid Cap Growth Portfolio	30
Roszel/NWQ Small Cap Value Portfolio	33
Roszel/Delaware Small-Mid Cap Growth Portfolio	36
Roszel/Lazard International Portfolio	39
Roszel/JPMorgan International Equity Portfolio	41
Roszel/BlackRock Fixed-Income Portfolio	44
Roszel/BlackRock Fixed-Income Portfolio II	48

Statements of Assets and Liabilities	50

Statements of Operations	54

Statements of Changes in Net Assets	58

Financial Highlights	66

Notes to Financial Statements	74

Approval of Investment Advisory Contracts	85

MLIG Variable Insurance Trust
Notes to Performance Information

Performance information for each Portfolio of the MLIG Variable Insurance Trust, as shown on the following pages, compares each Portfolio’s performance to that of one or more broad-based securities indexes. The indexes are unmanaged, not subject to fees and expenses associated with actively-managed mutual funds and not available for direct investment. Total returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions (if any) for each Portfolio at net asset value on the ex-dividend date. Total returns include the effect of expense reductions resulting from advisory fee waivers, expense reimbursements in excess of expense limitations and commission recapture agreements, if any (see Notes to Financial Statements). Total returns would have been lower without expense reductions. Total returns do not include insurance company separate account related fees and expenses. Such fees and expenses would reduce the overall returns shown. Total returns and principal values will fluctuate such that shares, when redeemed, may be worth more or less than their original cost. Past results shown should not be considered a representation of future performance.

Description of Securities Indexes

Merrill Lynch U.S. Domestic Master Bond Index is a capitalization weighted aggregation of outstanding U.S. Treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

Merrill Lynch U.S. Government Master Bond Index measures the performance of U.S. government and government agency bonds.

Morgan Stanley Capital International Inc. (“MSCI”) EAFE Index is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East.

Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates.

Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth rates.

Russell 2500 Growth Index measures the performance of companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth rates.

Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth rates.

Russell Midcap Growth Index measures the performance of companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth rates.

S&P 500 Index is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

MLIG Variable Insurance Trust
About Your Portfolio’s Expenses

Each Portfolio of the Trust serves as an investment option for variable annuity or variable life insurance contract owners (“contract investment options”). As a contract owner investing in a Portfolio, you incur ongoing Portfolio costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other contract investment options.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period. The examples do not reflect variable annuity or variable life insurance contract fees and charges, such as sales charges (loads), insurance charges or administrative charges (“contract fees and charges”). If contract fees and charges were included, the costs shown would be higher.

Based on Actual Portfolio Return

The section below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period.

	Beginning	Ending		Annualized
	Account	Account	Expenses Paid	Six-Month
	Value	Value	During Period*	Expense
Fund	1/1/09	6/30/09	1/1/09 - 6/30/09	Ratio
Roszel/Lord Abbett Large Cap
Value Portfolio	$1,000.00	$1,033.10	$5.55	1.10%
Roszel/Davis Large Cap
Value Portfolio	1,000.00	1,017.40	5.50	1.10
Roszel/BlackRock Equity
Dividend Portfolio	1,000.00	994.80	5.44	1.10
Roszel/Fayez Sarofim Large Cap
Core Portfolio	1,000.00	1,033.00	5.54	1.10
Roszel/AllianceBernstein Large Cap
Core Portfolio	1,000.00	1,187.40	5.97	1.10
Roszel/Santa Barbara Conservative
Growth Portfolio	1,000.00	1,110.20	5.76	1.10
Roszel/Marsico Large Cap
Growth Portfolio	1,000.00	1,065.10	5.63	1.10
Roszel/Allianz NFJ Mid Cap
Value Portfolio	1,000.00	985.10	5.41	1.10
Roszel/Cadence Mid Cap
Growth Portfolio	1,000.00	1,031.00	5.54	1.10
Roszel/NWQ Small Cap
Value Portfolio	1,000.00	1,046.80	5.84	1.15
Roszel/Delaware Small-Mid Cap
Growth Portfolio	1,000.00	1,144.40	6.11	1.15
Roszel/Lazard International Portfolio	1,000.00	1,001.10	5.71	1.15
Roszel/JPMorgan International
Equity Portfolio	1,000.00	1,088.20	5.95	1.15
Roszel/BlackRock
Fixed-Income Portfolio	1,000.00	1,005.90	4.72	0.95
Roszel/BlackRock
Fixed-Income Portfolio II	1,000.00	991.00	4.69	0.95
____________________

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During Period” are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MLIG Variable Insurance Trust
About Your Portfolio’s Expenses (concluded)

Based on Hypothetical Return

The section below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in shares of the Portfolio and other contract investment options. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other contract investment options.

	Beginning	Ending		Annualized
	Account	Account	Expenses Paid	Six-Month
	Value	Value	During Period*	Expense
Fund	1/1/09	6/30/09	1/1/09 - 6/30/09	Ratio
Roszel/Lord Abbett Large Cap
Value Portfolio	$1,000.00	$1,019.34	$5.51	1.10%
Roszel/Davis Large Cap
Value Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/BlackRock Equity
Dividend Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/Fayez Sarofim Large Cap
Core Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/AllianceBernstein Large Cap
Core Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/Santa Barbara Conservative
Growth Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/Marsico Large Cap
Growth Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/Allianz NFJ Mid Cap
Value Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/Cadence Mid Cap
Growth Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/NWQ Small Cap
Value Portfolio	1,000.00	1,019.09	5.76	1.15
Roszel/Delaware Small-Mid Cap
Growth Portfolio	1,000.00	1,019.09	5.76	1.15
Roszel/Lazard International Portfolio	1,000.00	1,019.09	5.76	1.15
Roszel/JPMorgan International
Equity Portfolio	1,000.00	1,019.09	5.76	1.15
Roszel/BlackRock
Fixed-Income Portfolio	1,000.00	1,020.08	4.76	0.95
Roszel/BlackRock
Fixed-Income Portfolio II	1,000.00	1,020.08	4.76	0.95
____________________

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During Period” are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Lord Abbett Large Cap Value Portfolio	3.31%	(21.68)%	(1.44)%	3.21%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 1000 Value Index	(2.87)%	(29.03)%	(2.13)%	1.06%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
JPMorgan Chase & Co.	5.4%
Wells Fargo & Co.	4.7
Bank of New York Mellon
Corp. (The)	4.3
Goldman Sachs Group, Inc. (The)	3.8
Target Corp.	3.1
Boston Scientific Corp.	2.7
Teva Pharmaceutical
Industries Ltd., ADR	2.7
Schlumberger Ltd.	2.6
Hertz Global Holdings, Inc.	2.3
Kohl´s Corp.	2.3
Total	33.9%

Percentage
Holdings by Sector	of Net Assets
Financials	32.8%
Consumer Discretionary	15.7
Energy	11.8
Health Care	11.1
Industrials	9.0
Consumer Staples	7.2
Information Technology	6.1
Telecommunication Services	2.4
Materials	1.6
Utilities	0.9
Other#	1.4
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and other assets less liabilities.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—98.6%
Consumer Discretionary—15.7%
Automobiles—0.8%
Ford Motor Co.*	3,993	$24,237
Hotels, Restaurants & Leisure—2.2%
Carnival Corp.	1,541	39,712
Marriott International, Inc. (Class A)	1,276	28,160
		67,872
Household Durables—0.4%
Pulte Homes, Inc.	1,659	14,649

Media—1.0%
Omnicom Group, Inc.	498	15,727
Time Warner Cable, Inc.*	125	3,958
Time Warner, Inc.	500	12,595
		32,280
Multiline Retail—6.9%
J.C. Penney Co., Inc.	1,642	47,142
Kohl´s Corp.*	1,639	70,067
Target Corp.	2,434	96,070
		213,279
Specialty Retail—4.4%
Best Buy Co., Inc.	1,377	46,116
Home Depot, Inc.	1,232	29,112
J. Crew Group, Inc.*	1,041	28,128
Lowe´s Cos., Inc.	1,712	33,230
		136,586
Total Consumer Discretionary		488,903

Consumer Staples—7.2%
Beverages—1.0%
Coca-Cola Enterprises, Inc.	1,820	30,303

Food & Staples Retailing—3.1%
Kroger Co. (The)	3,158	69,634
Wal-Mart Stores, Inc.	575	27,853
		97,487
Food Products—3.1%
Archer-Daniels-Midland Co.	1,777	47,570
Kraft Foods, Inc. (Class A)	1,865	47,259
		94,829
Total Consumer Staples		222,619

Energy—11.8%
Energy Equipment & Services—3.7%
Halliburton Co.	1,711	35,418
Schlumberger Ltd.	1,460	79,000
		114,418
Oil, Gas & Consumable Fuels—8.1%
Chevron Corp.	448	29,680
El Paso Corp.	3,845	35,489
EOG Resources, Inc.	313	21,259
Exxon Mobil Corp.	993	69,421
Hess Corp.	902	48,482
Occidental Petroleum Corp.	300	19,743
XTO Energy, Inc.	725	27,652
		251,726
Total Energy		366,144

Financials—32.8%
Capital Markets—13.1%
Bank of New York Mellon
Corp. (The)	4,519	132,452
Franklin Resources, Inc.	903	65,025
Goldman Sachs Group, Inc. (The)	808	119,132
Morgan Stanley	1,738	49,550
State Street Corp.	827	39,034
		405,193
Commercial Banks—9.8%
BB&T Corp.	1,608	35,344
M&T Bank Corp.	659	33,563
PNC Financial Services Group, Inc.	1,347	52,277
SunTrust Banks, Inc.	1,003	16,499
Wells Fargo & Co.	5,956	144,492
Zions Bancorporation	2,003	23,155
		305,330
Diversified Financial Services—6.9%
JPMorgan Chase & Co.	4,902	167,207
Moody’s Corp.	1,753	46,192
		213,399
Insurance—2.3%
AON Corp.	1,775	67,219
MetLife, Inc.	116	3,481
		70,700
Real Estate Investment Trusts
(REITs)—0.7%
Annaly Capital Management,
Inc.REIT	1,496	22,650
Total Financials		1,017,272

Health Care—11.1%
Biotechnology—1.6%
Amgen, Inc.*	940	49,764
Health Care Equipment &
Supplies—4.0%
Boston Scientific Corp.*	8,340	84,568
Covidien plc.	1,065	39,873
		124,441
Health Care Providers &
Services—1.0%
UnitedHealth Group, Inc.	1,199	29,951
Pharmaceuticals—4.5%
Abbott Laboratories	862	40,548
Allergan, Inc.	322	15,321
Teva Pharmaceutical
Industries Ltd., ADR	1,683	83,039
		138,908
Total Health Care		343,064

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Industrials—9.0%
Airlines—1.8%
Delta Air Lines, Inc.*	9,549	$55,289
Building Products—0.6%
Masco Corp.	1,947	18,652
Industrial Conglomerates—2.0%
General Electric Co.	5,317	62,315
Machinery—1.9%
Caterpillar, Inc.	585	19,329
Eaton Corp.	912	40,684
		60,013
Road & Rail—2.7%
Canadian National Railway Co.	258	11,084
Hertz Global Holdings, Inc.*	8,960	71,590
		82,674
Total Industrials		278,943

Information Technology—6.1%
Communications Equipment—1.0%
QUALCOMM, Inc.	707	31,956
Computers & Peripherals—1.5%
Hewlett-Packard Co.	1,250	48,313
IT Services—0.3%
Western Union Co. (The)	518	8,495
Semiconductors & Semiconductor
Equipment—0.5%
Intel Corp.	981	16,236
Software—2.8%
Adobe Systems, Inc.*	714	20,206
Oracle Corp.	3,064	65,631
		85,837
Total Information Technology		190,837

Materials—1.6%
Chemicals—1.6%
Monsanto Co.	92	6,839
Praxair, Inc.	593	42,145
Total Materials		48,984

Telecommunication Services—2.4%
Diversified Telecommunication
Services—2.4%
AT&T, Inc.	1,659	41,210
Verizon Communications, Inc.	1,095	33,649
Total Telecommunication
Services		74,859

Utilities—0.9%
Electric Utilities—0.9%
Progress Energy, Inc.	733	27,730
Total Common Stocks
(Cost—$3,488,366)		3,059,355

Total Investments—98.6%
(Cost $3,488,366)		3,059,355
Other Assets Less
Liabilities—1.4%		43,861
Net Assets—100.0%		$3,103,216
____________________

*	Non-income producing security.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Performance Information*

Average Annual Total Returns For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Davis Large Cap Value Portfolio	1.74%	(29.38)%	(2.15)%	0.36%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 1000 Value Index	(2.87)%	(29.03)%	(2.13)%	1.06%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Occidental Petroleum Corp.	6.2%
Berkshire Hathaway, Inc. (Class B)	5.8
Costco Wholesale Corp.	5.4
Wells Fargo & Co.	5.2
EOG Resources, Inc.	4.4
Devon Energy Corp.	3.6
American Express Co.	3.4
CVS Caremark Corp.	3.2
Loews Corp.	2.9
Microsoft Corp.	2.9
Total	43.0%

Percentage
Holdings by Sector	of Net Assets
Financials	28.4%
Energy	20.5
Consumer Staples	13.7
Information Technology	11.0
Health Care	10.0
Consumer Discretionary	7.1
Materials	3.4
Industrials	3.1
Other#	2.8
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—7.1%
Automobiles—1.0%
Harley-Davidson, Inc.	690	$11,185
Diversified Consumer Services—0.9%
H&R Block, Inc.	590	10,166
Media—4.6%
Comcast Corp. (Class A)	1,590	22,419
Grupo Televisa SA, ADR	790	13,430
News Corp. (Class A)	1,660	15,122
		50,971
Specialty Retail—0.6%
Bed Bath & Beyond, Inc.*	195	5,996
Total Consumer Discretionary		78,318

Consumer Staples—13.7%
Beverages—1.9%
Diageo plc, ADR	370	21,183
Food & Staples Retailing—8.6%
Costco Wholesale Corp.	1,320	60,324
CVS Caremark Corp.	1,095	34,898
		95,222
Household Products—1.9%
Procter & Gamble Co. (The)	420	21,462
Tobacco—1.3%
Philip Morris International, Inc.	320	13,958
Total Consumer Staples		151,825

Energy—20.5%
Energy Equipment & Services—1.2%
Transocean Ltd.*	184	13,669
Oil, Gas & Consumable Fuels—19.3%
Canadian Natural Resources Ltd.	560	29,394
ConocoPhillips	630	26,498
Devon Energy Corp.	740	40,330
EOG Resources, Inc.	720	48,902
Occidental Petroleum Corp.	1,050	69,101
		214,225
Total Energy		227,894

Financials—28.4%
Capital Markets—3.4%
Ameriprise Financial, Inc.	380	9,222
Bank of New York
Mellon Corp. (The)	970	28,431
		37,653
Commercial Banks—5.2%
Wells Fargo & Co.	2,390	57,982
Consumer Finance—3.4%
American Express Co.	1,610	37,416
Diversified Financial Services—3.4%
JPMorgan Chase & Co.	750	25,583
Moody´s Corp.	460	12,121
		37,704
Insurance—13.0%
Berkshire Hathaway, Inc. (Class B)*	22	63,706
Loews Corp.	1,190	32,606
Progressive Corp. (The)*	2,070	31,278
Transatlantic Holdings, Inc.	380	16,465
		144,055
Total Financials		314,810

Health Care—10.0%
Health Care Equipment &
Supplies—1.2%
Becton Dickinson and Co.	180	12,836
Health Care Providers &
Services—2.6%
Cardinal Health, Inc.	360	10,998
Express Scripts, Inc.*	100	6,875
UnitedHealth Group, Inc.	450	11,241
		29,114
Pharmaceuticals—6.2%
Johnson & Johnson	270	15,336
Merck & Co., Inc.	470	13,141
Pfizer, Inc.	820	12,300
Schering-Plough Corp.	1,110	27,883
		68,660
Total Health Care		110,610

Industrials—3.1%
Commercial Services &
Supplies—2.6%
Iron Mountain, Inc.*	1,025	29,469
Industrial Conglomerates—0.5%
Tyco International, Ltd.	205	5,326
Total Industrials		34,795

Information Technology—11.0%
Communications Equipment—0.8%
Cisco Systems, Inc.*	500	9,320
Computers & Peripherals—1.7%
Hewlett-Packard Co.	500	19,325
Electronic Equipment, Instruments &
Components—1.4%
Agilent Technologies, Inc.*	750	15,233
Internet Software & Services—1.7%
Google, Inc. (Class A)*	46	19,393
Semiconductors & Semiconductor
Equipment—2.5%
Texas Instruments, Inc.	1,290	27,477
Software—2.9%
Microsoft Corp.	1,330	31,614
Total Information Technology		122,362

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Materials—3.4%
Construction Materials—0.7%
Vulcan Materials Co.	180	$7,758
Containers & Packaging—2.7%
Sealed Air Corp.	1,620	29,889
Total Materials		37,647
Total Common Stocks
(Cost—$1,335,579)		1,078,261

	Principal
	Amount
Short-Term Securities—5.0%
Repurchase Agreement**—5.0%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total to be
received $55,478
(Cost—$55,478)	$55,478	55,478

Total Investments—102.2%
(Cost $1,391,057)		1,133,739
Liabilities in Excess of Other
Assets—(2.2)%		(24,803)
Net Assets—100.0%		$1,108,936
____________________

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/BlackRock Equity Dividend Portfolio
Performance Information*

Average Annual Total Returns For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/BlackRock Equity Dividend Portfolio	(0.52)%	(27.41)%	(5.25)%	(0.75)%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 1000 Value Index	(2.87)%	(29.03)%	(2.13)%	1.06%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.0
Verizon Communications, Inc.	2.7
BHP Billiton Ltd., ADR	2.5
Wells Fargo & Co.	2.3
Total SA, ADR	2.2
Chevron Corp.	2.1
Travelers Cos., Inc. (The)	1.9
Raytheon Co.	1.9
FPL Group, Inc.	1.9
Total	23.9%

Percentage
Holdings by Sector	of Net Assets
Energy	18.0%
Consumer Staples	13.1
Financials	10.9
Industrials	10.0
Utilities	9.6
Materials	8.8
Health Care	6.4
Telecommunication Services	5.4
Information Technology	2.8
Consumer Discretionary	2.5
Other#	12.5
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/BlackRock Equity Dividend Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—87.5%
Consumer Discretionary—2.5%
Hotels, Restaurants & Leisure—1.6%
McDonald´s Corp.	800	$45,992
Textiles, Apparel &
Luxury Goods—0.9%
VF Corp	435	24,077
Total Consumer Discretionary		70,069

Consumer Staples—13.1%
Beverages—2.8%
Coca-Cola Co. (The)	675	32,393
Diageo plc, ADR	760	43,510
		75,903
Food & Staples Retailing—1.2%
Wal-Mart Stores, Inc.	690	33,424
Food Products—2.3%
General Mills, Inc.	365	20,447
Unilever NV (NY Reg Shares)	1,800	43,524
		63,971
Household Products—4.3%
Clorox Co.	680	37,964
Kimberly-Clark Corp.	620	32,507
Procter & Gamble Co. (The)	960	49,056
		119,527
Tobacco—2.5%
Lorillard, Inc.	360	24,397
Philip Morris International, Inc.	1,020	44,493
		68,890
Total Consumer Staples		361,715

Energy—18.0%
Energy Equipment & Services—2.3%
Diamond Offshore Drilling, Inc.	310	25,746
Halliburton Co.	770	15,939
Schlumberger Ltd.	430	23,267
		64,952
Oil, Gas & Consumable Fuels—15.7%
BP plc, ADR	590	28,131
Cameco Corp.	1,240	31,744
Chevron Corp.	880	58,300
ConocoPhillips	680	28,601
Consol Energy, Inc.	730	24,791
Enbridge, Inc.	670	23,269
Exxon Mobil Corp.	1,180	82,494
Marathon Oil Corp.	990	29,829
Occidental Petroleum Corp.	730	48,041
Peabody Energy Corp.	650	19,604
Total SA, ADR	1,100	59,653
		434,457
Total Energy		499,409

Financials—10.9%
Commercial Banks—4.5%
Bank of Nova Scotia	880	33,000
U.S. Bancorp	1,585	28,403
Wells Fargo & Co.	2,640	64,047
		125,450
Diversified Financial Services—3.4%
JPMorgan Chase & Co.	2,720	92,779
Insurance—3.0%
Chubb Corp.	770	30,707
Travelers Cos., Inc. (The)	1,300	53,352
		84,059
Total Financials		302,288

Health Care—6.4%
Pharmaceuticals—6.4%
Abbott Laboratories	770	36,221
Bristol-Myers Squibb Co.	2,135	43,362
Johnson & Johnson	410	23,288
Merck & Co., Inc.	820	22,927
Pfizer, Inc.	1,620	24,300
Wyeth	610	27,688
Total Health Care		177,786

Industrials—10.0%
Aerospace & Defense—5.7%
General Dynamics Corp.	530	29,357
Northrop Grumman Corp.	540	24,667
Raytheon Co.	1,170	51,983
United Technologies Corp.	960	49,882
		155,889
Industrial Conglomerates—2.2%
3M Co.	475	28,547
General Electric Co.	2,790	32,699
		61,246
Machinery—2.1%
Caterpillar, Inc.	670	22,137
Deere & Co.	910	36,354
		58,491
Total Industrials		275,626

Information Technology—2.8%
Computers & Peripherals—2.8%
Hewlett-Packard Co.	940	36,331
International Business
Machines Corp.	400	41,768
Total Information Technology		78,099

Materials—8.8%
Chemicals—3.0%
E.I. Du Pont de Nemours & Co.	1,650	42,273
Praxair, Inc.	570	40,510
		82,783

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/BlackRock Equity Dividend Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Metals & Mining—4.2%
BHP Billiton Ltd., ADR	1,275	$69,781
Nucor Corp.	450	19,993
Rio Tinto plc, ADR	165	27,039
		116,813
Paper & Forest Products—1.6%
MeadWestvaco Corp.	1,220	20,020
Weyerhaeuser Co.	770	23,431
		43,451
Total Materials		243,047

Telecommunication Services—5.4%
Diversified Telecommunication
Services—4.5%
AT&T, Inc.	2,035	50,549
Verizon Communications, Inc.	2,400	73,752
		124,301
Wireless Telecommunication
Services—0.9%
Vodafone Group plc, ADR	1,240	24,168
Total Telecommunication
Services		148,469

Utilities—9.6%
Electric Utilities—7.0%
Exelon Corp.	750	38,408
FirstEnergy Corp.	690	26,737
FPL Group, Inc.	910	51,743
Northeast Utilities	890	19,856
PPL Corp.	640	21,094
Southern Co. (The)	1,150	35,834
		193,672
Gas Utilities—0.8%
EQT Corp.	630	21,993
Multi-Utilities—1.8%
Dominion Resources, Inc.	720	24,062
Public Service Enterprise Group, Inc.	825	26,920
		50,982
Total Utilities		266,647
Total Common Stocks
(Cost—$3,102,652)		2,423,155

	Principal
	Amount
Short-Term Securities—15.0%
Repurchase Agreement**—15.0%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total to
be received $413,936
(Cost—$413,935)	$413,935	413,935

Total Investments—102.5%
(Cost $3,516,587)		2,837,090
Liabilities in Excess of Other
Assets—(2.5)%		(69,790)
Net Assets—100.0%		$2,767,300
____________________

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Performance Information*

Average Annual Total Returns For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Fayez Sarofim Large Cap Core Portfolio	3.30%	(27.13)%	(2.29)%	0.52%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Exxon Mobil Corp.	6.5%
Philip Morris International, Inc.	6.2
Johnson & Johnson	4.4
Coca-Cola Co. (The)	4.0
Apple, Inc.	3.5
McDonald´s Corp.	3.3
Procter & Gamble Co. (The)	3.2
Nestle SA, ADR	3.1
Chevron Corp.	2.9
Abbott Laboratories	2.8
Total	39.9%

Percentage
Holdings by Sector	of Net Assets
Consumer Staples	28.6%
Energy	20.2
Information Technology	13.6
Health Care	11.7
Consumer Discretionary	7.4
Industrials	7.3
Financials	4.3
Utilities	1.7
Materials	1.3
Other#	3.9
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.1%
Consumer Discretionary—7.4%
Hotels, Restaurants & Leisure—3.3%
McDonald´s Corp.	644	$37,023
Media—2.6%
McGraw-Hill Cos., Inc. (The)	524	15,778
News Corp. (Class A)	1,519	13,838
		29,616
Multiline Retail—1.5%
Target Corp.	434	17,130
Total Consumer Discretionary		83,769

Consumer Staples—28.6%
Beverages—7.9%
Coca-Cola Co. (The)	955	45,831
Fomento Economico Mexicano
SAB de CV, ADR	380	12,251
PepsiCo, Inc.	580	31,877
		89,959
Food & Staples Retailing—5.1%
SYSCO Corp.	389	8,745
Walgreen Co.	896	26,342
Wal-Mart Stores, Inc.	466	22,573
		57,660
Food Products—3.1%
Nestle SA, ADR (Registered)	947	35,626
Household Products—3.2%
Procter & Gamble Co. (The)	716	36,588
Personal Products—1.0%
Estee Lauder Cos., Inc. (The)
(Class A)	330	10,781
Tobacco—8.3%
Altria Group, Inc.	1,463	23,978
Philip Morris International, Inc.	1,593	69,487
		93,465
Total Consumer Staples		324,079

Energy—20.2%
Energy Equipment & Services—1.6%
Halliburton Co.	407	8,425
Transocean Ltd.*	133	9,880
		18,305
Oil, Gas & Consumable Fuels—18.6%
Chevron Corp.	489	32,396
ConocoPhillips	649	27,297
Exxon Mobil Corp.	1,044	72,986
Occidental Petroleum Corp.	230	15,136
Patriot Coal Corp.*	52	332
Peabody Energy Corp.	248	7,480
Royal Dutch Shell plc
(Class A), ADR	541	27,153
Total SA, ADR	500	27,115
		209,895
Total Energy		228,200

Financials—4.3%
Capital Markets—0.6%
Franklin Resources, Inc.	100	7,201

Commercial Banks—1.3%
HSBC Holdings plc, ADR	344	14,369
Diversified Financial Services—1.8%
JPMorgan Chase & Co.	580	19,784
Insurance—0.6%
Prudential Financial, Inc.	196	7,295
Total Financials		48,649

Health Care—11.7%
Health Care Equipment
& Supplies—1.8%
Intuitive Surgical, Inc.*	50	8,183
Medtronic, Inc.	359	12,526
		20,709
Pharmaceuticals—9.9%
Abbott Laboratories	679	31,940
Johnson & Johnson	871	49,473
Merck & Co., Inc.	595	16,636
Novo Nordisk A/S, ADR	250	13,615
		111,664
Total Health Care		132,373

Industrials—7.3%
Aerospace & Defense—2.6%
General Dynamics Corp.	190	10,524
United Technologies Corp.	357	18,550
		29,074
Construction & Engineering—0.9%
Fluor Corp.	200	10,258

Electrical Equipment—1.5%
ABB Ltd., ADR	541	8,537
Emerson Electric Co.	254	8,229
		16,766
Industrial Conglomerates—1.7%
General Electric Co.	1,644	19,268
Machinery—0.6%
Caterpillar, Inc.	205	6,773
Total Industrials		82,139

Information Technology—13.6%
Communications Equipment—2.9%
Cisco Systems, Inc.*	904	16,850
QUALCOMM, Inc.	348	15,730
		32,580
Computers & Peripherals—3.5%
Apple, Inc.*	280	39,881
IT Services—1.2%
Automatic Data Processing, Inc.	396	14,034

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Semiconductors & Semiconductor
Equipment—3.7%
Intel Corp.	1,370	$22,674
Microchip Technology, Inc.	236	5,322
Texas Instruments, Inc.	625	13,312
		41,308
Software—2.3%
Microsoft Corp.	1,117	26,551
Total Information Technology		154,354

Materials—1.3%
Chemicals—1.3%
Praxair, Inc.	210	14,925

Utilities—1.7%
Electric Utilities—1.7%
Entergy Corp.	130	10,077
Exelon Corp.	180	9,218
Total Utilities		19,295
Total Common Stocks
(Cost—$1,271,510)		1,087,783

	Principal
	Amount
Short-Term Securities—4.3%
Repurchase Agreement**—4.3%
UBS Securities LLC, 0.09%,
dated 06/30/09, due 07/01/09,
total to be received $48,777
(Cost—$48,777)	$48,777	48,777

Total Investments—100.4%
(Cost $1,320,287)		1,136,560
Liabilities in Excess of Other
Assets—(0.4)%		(4,200)
Net Assets—100.0%		$1,132,360
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/AllianceBernstein Large Cap Core Portfolio	18.74%	(27.62)%	(4.83)%	(1.99)%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
______________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Target Corp.	3.5%
Illumina, Inc.	3.3
QUALCOMM, Inc.	3.2
Apple, Inc.	2.6
Red Hat, Inc.	2.6
Juniper Networks, Inc.	2.5
Occidental Petroleum Corp.	2.4
Verizon Communications, Inc.	2.4
Freeport-McMoRan Copper &
Gold, Inc.	2.3
Shaw Group, Inc. (The)	2.2
Total	27.0%

Percentage
Holdings by Sector	of Net Assets
Information Technology	20.6%
Energy	15.1
Industrials	14.4
Consumer Discretionary	12.8
Health Care	11.8
Financials	7.7
Materials	7.6
Consumer Staples	4.9
Utilities	3.4
Telecommunication Services	2.4
Other#	(0.7)
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—100.7%
Consumer Discretionary—12.8%
Auto Components—1.3%
BorgWarner, Inc.	230	$7,855
Automobiles—2.0%
Toyota Motor Corp., ADR	160	12,085
Household Durables—1.0%
D.R. Horton, Inc.	615	5,756
Internet & Catalog Retail—1.9%
Amazon.com, Inc.*	137	11,461
Media—1.3%
Walt Disney Co. (The)	335	7,816
Multiline Retail—3.5%
Target Corp.	530	20,919
Textiles, Apparel & Luxury Goods—1.8%
Polo Ralph Lauren Corp.	200	10,708
Total Consumer Discretionary		76,600

Consumer Staples—4.9%
Food Products—1.4%
General Mills, Inc.	145	8,123
Household Products—1.9%
Procter & Gamble Co. (The)	222	11,344
Personal Products—1.6%
Estee Lauder Cos., Inc. (The)
(Class A)	300	9,801
Total Consumer Staples		29,268

Energy—15.1%
Energy Equipment & Services—3.8%
National Oilwell Varco, Inc.*	370	12,084
Schlumberger Ltd.	200	10,822
		22,906
Oil, Gas & Consumable Fuels—11.3%
Apache Corp.	140	10,101
Cameco Corp.	405	10,368
Consol Energy, Inc.	185	6,283
Denbury Resources, Inc.*	855	12,594
EOG Resources, Inc.	110	7,471
Exxon Mobil Corp.	85	5,943
Occidental Petroleum Corp.	220	14,478
		67,238
Total Energy		90,144

Financials—7.7%
Capital Markets—4.7%
Charles Schwab Corp. (The)	598	10,489
Goldman Sachs Group, Inc. (The)	48	7,077
TD Ameritrade Holding Corp.*	590	10,348
		27,914
Diversified Financial Services—3.0%
JPMorgan Chase & Co.	185	6,310
NASDAQ OMX Group, Inc. (The)*	550	11,721
		18,031
Total Financials		45,945

Health Care—11.8%
Biotechnology—1.4%
Gilead Sciences, Inc.*	170	7,963
Health Care Equipment & Supplies—3.4%
Alcon, Inc.	70	8,128
Baxter International, Inc.	234	12,393
		20,521
Health Care Providers & Services—1.7%
Medco Health Solutions, Inc.*	225	10,262
Life Sciences Tools & Services—5.3%
Illumina, Inc.*	515	20,054
Thermo Fisher Scientific, Inc.*	290	11,824
		31,878
Total Health Care		70,624

Industrials—14.4%
Aerospace & Defense—1.1%
Lockheed Martin Corp.	81	6,533
Construction & Engineering—3.8%
Fluor Corp.	190	9,745
Shaw Group, Inc. (The)*	485	13,294
		23,039
Electrical Equipment—1.3%
ABB Ltd., ADR	480	7,574
Machinery—4.9%
Cummins, Inc.	277	9,753
Illinois Tool Works, Inc.	235	8,775
PACCAR, Inc.	330	10,728
		29,256
Road & Rail—3.3%
CSX Corp.	325	11,255
Union Pacific Corp.	165	8,590
		19,845
Total Industrials		86,247

Information Technology—20.6%
Communications Equipment—5.7%
Juniper Networks, Inc.*	643	15,175
QUALCOMM, Inc.	420	18,984
		34,159
Computers & Peripherals—4.4%
Apple, Inc.*	111	15,810
NetApp, Inc.*	540	10,649
		26,459

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
IT Services—1.4%
Visa, Inc. (Class A)	140	$8,716
Semiconductors & Semiconductor
Equipment—3.2%
Altera Corp.	715	11,640
Taiwan Semiconductor Manufacturing
Co., Ltd., ADR	780	7,340
		18,980
Software—5.9%
Activision Blizzard, Inc.*	815	10,294
Red Hat, Inc.*	755	15,198
Salesforce.com, Inc.*	255	9,733
		35,225
Total Information Technology		123,539

Materials—7.6%
Chemicals—3.2%
Air Products & Chemicals, Inc.	183	11,820
Monsanto Co.	103	7,657
		19,477
Metals & Mining—4.4%
Barrick Gold Corp.	380	12,749
Freeport-McMoRan Copper &
Gold, Inc.	271	13,580
		26,329
Total Materials		45,806

Telecommunication Services—2.4%
Diversified Telecommunication
Services—2.4%
Verizon Communications, Inc.	465	14,289

Utilities—3.4%
Electric Utilities—1.8%
Exelon Corp.	215	11,010
Multi-Utilities—1.6%
Sempra Energy	187	9,281
Total Utilities		20,291
Total Common Stocks
(Cost—$562,511)		602,753

	Principal
	Amount
Short-Term Securities—1.6%
Repurchase Agreement**—1.6%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total to be
received $9,711
(Cost—$9,711)	$9,711	$9,711

Total Investments—102.3%
(Cost $572,222)		612,464
Liabilities in Excess of Other
Assets—(2.3)%		(13,923)
Net Assets—100.0%		$598,541
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Santa Barbara Conservative Growth Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Santa Barbara Conservative
Growth Portfolio§	11.02%	(20.82)%	(2.40)%	(0.42)%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
______________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.
§	Effective January 1, 2009, the Portfolio’s subadvisor, Rittenhouse Asset Management Inc. merged with and into its affiliate Santa Barbara Asset Management and effective on March 13, 2009, the Portfolio’s name was changed to Roszel/Santa Barbara Conservative Growth Portfolio. The Portfolio’s investment objective and strategies did not change.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Microsoft Corp.	6.0%
International Business
Machines Corp.	4.8
Cisco Systems, Inc.	4.5
Google, Inc. (Class A)	4.2
PepsiCo, Inc.	4.1
QUALCOMM, Inc.	4.1
Intel Corp.	3.7
Abbott Laboratories	3.6
Procter & Gamble Co. (The)	3.5
Celgene Corp.	3.3
Total	41.8%

Percentage
Holdings by Sector	of Net Assets
Information Technology	33.3%
Health Care	19.9
Consumer Discretionary	13.7
Industrials	12.9
Consumer Staples	11.4
Energy	7.1
Financials	5.0
Materials	3.8
Other#	(7.1)
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/Santa Barbara Conservative Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—107.1%
Consumer Discretionary—13.7%
Media—4.5%
McGraw-Hill Cos., Inc. (The)	2,350	$70,759
Walt Disney Co. (The)	2,800	65,324
		136,083
Multiline Retail—2.0%
Kohl’s Corp.*	1,450	61,987
Specialty Retail—2.2%
Staples, Inc.	3,250	65,553
Textiles, Apparel &
Luxury Goods—5.0%
Coach, Inc.	2,700	72,576
NIKE, Inc. (Class B)	1,545	80,000
		152,576
Total Consumer Discretionary		416,199

Consumer Staples—11.4%
Beverages—4.1%
PepsiCo, Inc.	2,260	124,210
Food & Staples Retailing—1.9%
Walgreen Co.	1,900	55,860
Household Products—3.5%
Procter & Gamble Co. (The)	2,100	107,310
Personal Products—1.9%
Estee Lauder Cos., Inc. (The)
(Class A)	1,800	58,806
Total Consumer Staples		346,186

Energy—7.1%
Energy Equipment & Services—3.6%
Halliburton Co.	2,870	59,409
Weatherford International Ltd.*	2,500	48,900
		108,309
Oil, Gas & Consumable Fuels—3.5%
Apache Corp.	655	47,258
XTO Energy, Inc.	1,550	59,117
		106,375
Total Energy		214,684

Financials—5.0%
Capital Markets—1.9%
State Street Corp.	1,200	56,640
Commercial Banks—1.9%
U.S. Bancorp	3,200	57,344
Consumer Finance—1.2%
American Express Co.	1,605	37,300
Total Financials		151,284

Health Care—19.9%
Biotechnology—6.1%
Celgene Corp.*	2,110	100,942
Gilead Sciences, Inc.*	1,775	83,141
		184,083
Health Care Equipment & Supplies—
5.4%
Baxter International, Inc.	1,800	95,328
St. Jude Medical, Inc.*	1,655	68,020
		163,348
Health Care Providers & Services—
2.1%
Express Scripts, Inc.*	950	65,313
Life Sciences Tools & Services—2.7%
Thermo Fisher Scientific, Inc.*	2,000	81,540
Pharmaceuticals—3.6%
Abbott Laboratories	2,350	110,544
Total Health Care		604,828

Industrials—12.9%
Aerospace & Defense—5.5%
ITT Corp.	1,700	75,650
United Technologies Corp.	1,770	91,969
		167,619
Electrical Equipment—3.9%
Emerson Electric Co.	1,950	63,180
Rockwell Automation, Inc.	1,730	55,568
		118,748
Industrial Conglomerates—1.0%
General Electric Co.	2,410	28,245

Road & Rail—2.5%
Union Pacific Corp.	1,440	74,966
Total Industrials		389,578

Information Technology—33.3%
Communications Equipment—10.0%
Cisco Systems, Inc.*	7,305	136,165
Nokia OYJ, ADR	3,000	43,740
QUALCOMM, Inc.	2,740	123,848
		303,753
Computers & Peripherals—7.1%
EMC Corp.*	5,300	69,430
International Business Machines Corp.	1,400	146,188
		215,618
Internet Software & Services—4.2%
Google, Inc. (Class A)*	300	126,477
IT Services—2.3%
Western Union Co. (The)	4,180	68,552
Semiconductors & Semiconductor
Equipment—3.7%
Intel Corp.	6,870	113,699
Software—6.0%
Microsoft Corp.	7,700	183,029
Total Information Technology		1,011,128

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Santa Barbara Conservative Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Materials—3.8%
Chemicals—1.9%
Monsanto Co.	775	$57,613

Metals & Mining—1.9%
BHP Billiton Ltd., ADR	1,050	57,467
Total Materials		115,080
Total Common Stocks
(Cost—$3,631,238)		3,248,967

Total Investments—107.1%
(Cost $3,631,238)		3,248,967
Liabilities in Excess of Other
Assets—(7.1)%		(215,852)
Net Assets—100.0%		$3,033,115
____________________

*	Non-income producing security.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Marsico Large Cap Growth Portfolio	6.51%	(29.77)%	(2.97)%	(0.48)%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 1000 Growth Index	11.53%	(24.50)%	(1.83)%	1.46%
______________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
McDonald’s Corp.	7.1%
Transocean Ltd.	5.2
JPMorgan Chase & Co.	4.6
Goldman Sachs Group, Inc. (The)	4.4
Apple, Inc.	4.2
Visa, Inc. (Class A)	3.8
Wells Fargo & Co.	3.8
QUALCOMM, Inc.	3.7
Union Pacific Corp.	3.5
Petroleo Brasileiro SA, ADR	3.4
Total	43.7%

Percentage
Holdings by Sector	of Net Assets
Information Technology	22.1%
Financials	16.0
Consumer Discretionary	15.5
Materials	11.7
Industrials	11.1
Energy	9.4
Consumer Staples	6.2
Health Care	4.7
Other#	3.3
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.2%
Consumer Discretionary—15.5%
Hotels, Restaurants & Leisure—10.5%
McDonald’s Corp.	62,228	$3,577,487
Wynn Resorts Ltd.*	13,906	490,882
Yum! Brands, Inc.	37,276	1,242,782
		5,311,151
Media—0.5%
DIRECTV Group, Inc. (The)*	10,718	264,842

Specialty Retail—2.4%
Lowe's Cos., Inc.	62,034	1,204,080
Textiles, Apparel & Luxury Goods—2.1%
NIKE, Inc. (Class B)	21,023	1,088,571
Total Consumer Discretionary		7,868,644

Consumer Staples—6.2%
Food & Staples Retailing—6.2%
Costco Wholesale Corp.	25,657	1,172,525
CVS Caremark Corp.	44,551	1,419,840
Wal-Mart Stores, Inc.	11,432	553,766
Total Consumer Staples		3,146,131

Energy—9.4%
Energy Equipment & Services—5.2%
Transocean Ltd.*	35,363	2,627,117
Oil, Gas & Consumable Fuels—4.2%
EOG Resources, Inc.	2,553	173,400
Petroleo Brasileiro SA, ADR	41,686	1,708,292
XTO Energy, Inc.	6,526	248,902
		2,130,594
Total Energy		4,757,711

Financials—15.5%
Capital Markets—4.4%
Goldman Sachs Group, Inc. (The)	15,262	2,250,229
Commercial Banks—5.8%
U.S. Bancorp	56,012	1,003,735
Wells Fargo & Co.	79,458	1,927,651
		2,931,386
Consumer Finance—0.7%
American Express Co.	14,823	344,487
Diversified Financial Services—4.6%
JPMorgan Chase & Co.	69,164	2,359,184
Total Financials		7,885,286

Health Care—4.7%
Biotechnology—3.1%
Genzyme Corp.*	2,622	145,967
Gilead Sciences, Inc.*	30,146	1,412,039
		1,558,006
Pharmaceuticals—1.6%
Abbott Laboratories	17,881	841,122
Total Health Care		2,399,128

Industrials—11.1%
Aerospace & Defense—5.4%
General Dynamics Corp.	22,342	1,237,524
Lockheed Martin Corp.	19,028	1,534,608
		2,772,132
Electrical Equipment—0.3%
First Solar, Inc.*	894	144,935
Road & Rail—5.4%
Norfolk Southern Corp.	25,089	945,102
Union Pacific Corp.	34,361	1,788,834
		2,733,936
Total Industrials		5,651,003

Information Technology—22.1%
Communications Equipment—4.2%
Juniper Networks, Inc.*	9,819	231,729
QUALCOMM, Inc.	41,380	1,870,376
		2,102,105
Computers & Peripherals—7.0%
Apple, Inc.*	15,031	2,140,865
International Business
Machines Corp.	13,352	1,394,216
		3,535,081
Internet Software & Services—3.3%
Google, Inc. (Class A)*	4,015	1,692,684

IT Services—6.7%
Mastercard, Inc. (Class A)	8,670	1,450,578
Visa, Inc. (Class A)	31,289	1,948,053
		3,398,631
Semiconductors & Semiconductor
Equipment—0.9%
Taiwan Semiconductor
Manufacturing Co., Ltd., ADR	48,335	454,832
Total Information Technology		11,183,333

Materials—11.7%
Chemicals—9.6%
Dow Chemical Co. (The)	54,693	882,745
Monsanto Co.	18,624	1,384,508
Potash Corp. of Saskatchewan, Inc.	11,626	1,081,800
Praxair, Inc.	21,485	1,526,939
		4,875,992
Metals & Mining—2.1%
BHP Billiton plc, ADR	22,700	1,031,942
Total Materials		5,907,934

Total Common Stocks
(Cost—$50,505,036)		48,799,170
Preferred Stocks—0.5%
Financials—0.5%
Commercial Banks—0.5%
Wells Fargo & Co., Perpetual, Series J
(Cost $196,306)	10,550	235,265

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Principal
	Amount	Value
Short-Term Securities—7.0%
Repurchase Agreement**—7.0%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total to be
received $3,574,219
(Cost—$3,574,210)	$3,574,210	$3,574,210

Total Investments—103.7%
(Cost $54,275,552)		52,608,645
Liabilities in Excess of Other
Assets—(3.7)%		(1,891,528)
Net Assets—100.0%		$50,717,117
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Mid Cap Value Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Allianz NFJ Mid Cap Value Portfolio	(1.49)%	(34.13)%	(5.93)%	(3.04)%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell Midcap Value Index	3.19%	(30.52)%	(0.43)%	3.50%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Nexen, Inc.	2.8%
Parker Hannifin Corp.	2.8
Mercury General Corp.	2.8
RenaissanceRe Holdings Ltd.	2.8
Reynolds American, Inc.	2.8
Biovail Corp.	2.7
SCANA Corp.	2.7
Atmos Energy Corp.	2.7
Mattel, Inc.	2.7
AGL Resources, Inc.	2.6
Total	27.4%

Percentage
Holdings by Sector	of Net Assets
Financials	20.3%
Industrials	14.7
Utilities	12.7
Consumer Discretionary	12.0
Consumer Staples	10.1
Materials	7.9
Energy	7.7
Health Care	5.3
Telecommunication Services	5.1
Information Technology	5.0
Other#	(0.8)
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—100.8%
Consumer Discretionary—12.0%
Automobiles—2.1%
Harley-Davidson, Inc.	1,100	$17,831
Household Durables—2.0%
Black & Decker Corp.	600	17,196
Leisure Equipment & Products—2.7%
Mattel, Inc.	1,400	22,470
Specialty Retail—2.6%
Limited Brands, Inc.	1,800	21,546
Textiles, Apparel & Luxury
Goods—2.6%
VF Corp.	400	22,140
Total Consumer Discretionary		101,183

Consumer Staples—10.1%
Beverages—2.5%
PepsiAmericas, Inc.	800	21,448
Food & Staples Retailing—2.3%
SUPERVALU, Inc.	1,500	19,425
Food Products—2.5%
Corn Products International, Inc.	800	21,432
Tobacco—2.8%
Reynolds American, Inc.	600	23,172
Total Consumer Staples		85,477

Energy—7.7%
Energy Equipment & Services—2.5%
Tidewater, Inc.	500	21,435
Oil, Gas & Consumable Fuels—5.2%
Cimarex Energy Co.	700	19,838
Nexen, Inc.	1,100	23,815
		43,653
Total Energy		65,088

Financials—20.3%
Commercial Banks—2.1%
Associated Banc-Corp.	1,400	17,500
Insurance—10.7%
Mercury General Corp.	700	23,401
Reinsurance Group of America, Inc.	600	20,946
RenaissanceRe Holdings Ltd.	500	23,270
Unum Group	1,400	22,204
		89,821
Real Estate Investment
Trusts (REITs)—7.5%
Annaly Capital Management,
Inc. REIT	1,400	21,196
Duke Realty Corp. REIT	2,300	20,171
Hospitality Properties Trust REIT	1,860	22,115
		63,482
Total Financials		170,803

Health Care—5.3%
Health Care Providers &
Services—2.6%
McKesson Corp.	500	22,000
Pharmaceuticals—2.7%
Biovail Corp.	1,700	22,865
Total Health Care		44,865

Industrials—14.7%
Aerospace & Defense—2.5%
L-3 Communications Holdings, Inc.	300	20,814
Commercial Services &
Supplies—4.9%
Avery Dennison Corp.	800	20,544
R.R. Donnelley & Sons Co.	1,800	20,916
		41,460
Machinery—2.8%
Parker Hannifin Corp.	550	23,628
Professional Services—2.5%
Manpower, Inc.	500	21,170
Road & Rail—2.0%
Ryder System, Inc.	600	16,752
Total Industrials		123,824

Information Technology—5.0%
Electronic Equipment, Instruments &
Components—2.5%
Jabil Circuit, Inc.	2,800	20,776
Office Electronics—2.5%
Xerox Corp.	3,300	21,384
Total Information Technology		42,160

Materials—7.9%
Chemicals—2.6%
PPG Industries, Inc.	500	21,950
Containers & Packaging—2.6%
Sonoco Products Co.	900	21,555
Metals & Mining—2.7%
United States Steel Corp.	300	10,722
Yamana Gold, Inc.	1,400	12,376
		23,098
Total Materials		66,603

Telecommunication Services—5.1%
Diversified Telecommunication
Services—5.1%
CenturyTel, Inc.	700	21,490
Windstream Corp.	2,600	21,736
Total Telecommunication
Services		43,226

Utilities—12.7%
Electric Utilities—2.2%
Edison International	600	18,876

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Gas Utilities—5.3%
AGL Resources, Inc.	700	$22,260
Atmos Energy Corp.	900	22,536
		44,796
Multi-Utilities—5.2%
NiSource, Inc.	1,800	20,988
SCANA Corp.	700	22,729
		43,717
Total Utilities		107,389

Total Common Stocks
(Cost—$1,104,561)		850,618

	Principal
	Amount
Short-Term Securities—2.0%
Repurchase Agreement**—2.0%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total to be
received $16,527
(Cost—$16,527)	$16,527	16,527

Total Investments—102.8%
(Cost $1,121,088)		867,145
Liabilities in Excess of Other
Assets—(2.8)%		(23,787)
Net Assets—100.0%		$843,358
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Cadence Mid Cap Growth Portfolio	3.10%	(39.22)%	(1.93)%	0.18%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell Midcap Growth Index	16.61%	(30.33)%	(0.44)%	4.24%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Carmax, Inc.	1.6%
Western Digital Corp.	1.5
TJX Cos., Inc.	1.5
Silicon Laboratories, Inc.	1.4
Ross Stores, Inc.	1.4
Quest Diagnostics, Inc.	1.4
McAfee, Inc.	1.4
Fluor Corp.	1.4
CIGNA Corp.	1.4
C.R. Bard, Inc.	1.4
Total	14.4%

Percentage
Holdings by Sector	of Net Assets
Information Technology	20.8%
Industrials	17.0
Consumer Discretionary	16.5
Health Care	10.8
Financials	8.4
Materials	7.1
Energy	7.0
Consumer Staples	5.3
Telecommunication Services	2.3
Utilities	1.2
Other#	3.6
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.4%
Consumer Discretionary—16.5%
Hotels, Restaurants & Leisure—1.6%
Darden Restaurants, Inc.	90	$2,968
Panera Bread Co. (Class A)*	130	6,482
		9,450
Internet & Catalog Retail—1.3%
priceline.com, Inc.*	70	7,809
Media—3.6%
CTC Media, Inc.*	660	7,801
DISH Network Corp. (Class A)*	420	6,808
John Wiley & Sons, Inc. (Class A)	210	6,983
		21,592
Multiline Retail—1.9%
Dollar Tree, Inc.*	150	6,315
Family Dollar Stores, Inc.	190	5,377
		11,692
Specialty Retail—5.7%
Carmax, Inc.*	680	9,996
Guess?, Inc.	280	7,218
Ross Stores, Inc.	220	8,492
TJX Cos., Inc.	280	8,809
		34,515
Textiles, Apparel & Luxury Goods—2.4%
Coach, Inc.	270	7,258
VF Corp.	130	7,195
		14,453
Total Consumer Discretionary		99,511

Consumer Staples—5.3%
Beverages—1.2%
Hansen Natural Corp.*	230	7,089
Food & Staples Retailing—2.1%
BJ´s Wholesale Club, Inc.*	190	6,124
Whole Foods Market, Inc.	340	6,453
		12,577
Food Products—0.8%
H.J. Heinz Co.	140	4,998
Household Products—1.2%
Church & Dwight Co., Inc.	140	7,603
Total Consumer Staples		32,267

Energy—7.0%
Energy Equipment & Services—2.5%
Diamond Offshore Drilling, Inc.	90	7,475
Dresser-Rand Group, Inc.*	300	7,830
		15,305
Oil, Gas & Consumable Fuels—4.5%
Alpha Natural Resources, Inc.*	240	6,305
Consol Energy, Inc.	190	6,452
Encore Acquisition Co.*	230	7,095
Southwestern Energy Co.*	190	7,382
		27,234
Total Energy		42,539

Financials—8.4%
Capital Markets—3.6%
Affiliated Managers Group, Inc.*	120	6,983
Lazard Ltd. (Class A)	260	6,999
SEI Investments Co.	410	7,396
		21,378
Diversified Financial Services—1.3%
Intercontinental Exchange, Inc.*	70	7,997
Insurance—2.4%
PartnerRe Ltd.	110	7,145
Transatlantic Holdings, Inc.	170	7,366
		14,511
Real Estate Investment Trusts
(REITs)—1.1%
Digital Realty Trust, Inc. REIT	190	6,811
Total Financials		50,697

Health Care—10.8%
Health Care Equipment &
Supplies—4.3%
C.R. Bard, Inc.	110	8,189
Cooper Cos., Inc. (The)	120	2,968
Gen-Probe, Inc.*	150	6,447
Hospira, Inc.*	210	8,089
		25,693
Health Care Providers &
Services—4.0%
CIGNA Corp.	340	8,191
Laboratory Corp of America
Holdings*	110	7,457
Quest Diagnostics, Inc.	150	8,464
		24,112
Life Sciences Tools & Services—1.3%
Millipore Corp.*	110	7,723
Pharmaceuticals—1.2%
Watson Pharmaceuticals, Inc.*	220	7,412
Total Health Care		64,940

Industrials—17.0%
Air Freight & Logistics—2.5%
C.H. Robinson Worldwide, Inc.	150	7,823
UTi Worldwide, Inc.*	650	7,410
		15,233
Airlines—1.1%
Copa Holdings SA (Class A)	170	6,939
Construction & Engineering—3.8%
Aecom Technology Corp.*	210	6,720
Fluor Corp.	160	8,207
URS Corp.*	160	7,923
		22,850
Electrical Equipment—3.6%
AMETEK, Inc.	230	7,953
General Cable Corp.*	190	7,140
Roper Industries, Inc.	150	6,797
		21,890

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Machinery—1.0%
Flowserve Corp.	90	$6,283
Professional Services—3.8%
Dun & Bradstreet Corp.	100	8,121
FTI Consulting, Inc.*	140	7,101
IHS, Inc. (Class A)*	150	7,480
		22,702
Road & Rail—1.2%
J.B. Hunt Transport Services, Inc.	230	7,022
Total Industrials		102,919

Information Technology—20.8%
Computers & Peripherals—1.5%
Western Digital Corp.*	350	9,275
Electronic Equipment, Instruments &
Components—2.4%
Amphenol Corp. (Class A)	230	7,277
Dolby Laboratories, Inc. (Class A)*	200	7,456
		14,733
Internet Software & Services—2.2%
Akamai Technologies, Inc.*	350	6,713
Sohu.com, Inc.*	100	6,283
		12,996
IT Services—2.0%
Affiliated Computer Services, Inc.
(Class A)*	140	6,219
Metavante Technologies, Inc.*	220	5,689
		11,908
Semiconductors & Semiconductor
Equipment—5.3%
Broadcom Corp. (Class A)*	310	7,685
Marvell Technology Group Ltd.*	680	7,915
ON Semiconductor Corp.*	1,100	7,546
Silicon Laboratories, Inc.*	230	8,726
		31,872
Software—7.4%
BMC Software, Inc.*	210	7,096
CA, Inc.	440	7,669
McAfee, Inc.*	200	8,438
Nuance Communications, Inc.*	570	6,891
Red Hat, Inc.*	380	7,650
Salesforce.com, Inc.*	190	7,252
		44,996
Total Information Technology		125,780

Materials—7.1%
Chemicals—5.9%
Ashland, Inc.	270	7,574
FMC Corp.	140	6,622
Nalco Holding Co.	440	7,410
Scotts Miracle-Gro Co. (The)
(Class A)	190	6,659
Valspar Corp.	340	7,660
		35,925
Containers & Packaging—1.2%
Crown Holdings, Inc.*	300	7,242
Total Materials		43,167

Telecommunication Services—2.3%
Diversified Telecommunication
Services—1.1%
Qwest Communications
International, Inc.	1,650	6,847
Wireless Telecommunication
Services—1.2%
American Tower Corp. (Class A)*	220	6,937
Total Telecommunication
Services		13,784

Utilities—1.2%
Independent Power Producers &
Energy Traders—1.2%
Calpine Corp.*	660	7,359
Total Common Stocks
(Cost—$554,011)		582,963

	Principal
	Amount
Short-Term Securities—4.0%
Repurchase Agreement**—4.0%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total to be
received $23,982
(Cost—$23,982)	$23,982	23,982

Total Investments—100.4%
(Cost $577,993)		606,945
Liabilities in Excess of Other
Assets—(0.4)%		(2,507)
Net Assets—100.0%		$604,438
_____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/NWQ Small Cap Value Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/NWQ Small Cap Value Portfolio	4.68%	(38.99)%	(4.22)%	0.94%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 2000 Value Index	(5.17)%	(25.24)%	(2.27)%	2.13%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Standard Microsystems Corp.	4.2%
Avocent Corp.	3.8
Acergy SA, ADR	3.8
Griffon Corp.	3.6
Assurant, Inc.	3.4
Tower Group, Inc.	3.3
St. Mary Land & Exploration Co.	3.3
Brocade Communications
Systems, Inc.	3.3
Aspen Insurance Holdings Ltd.	3.3
StanCorp Financial Group, Inc.	3.2
Total	35.2

Percentage
Holdings by Sector	of Net Assets
Financials	24.7%
Industrials	22.3
Information Technology	15.7
Energy	14.3
Materials	8.5
Consumer Staples	6.0
Consumer Discretionary	5.7
Health Care	4.0
Other#	(1.2)
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—101.2%
Consumer Discretionary—5.7%
Auto Components—0.6%
WABCO Holdings, Inc.	450	$7,965
Hotels, Restaurants & Leisure—2.0%
Bob Evans Farms, Inc.	950	27,303
Household Durables—2.5%
Hooker Furniture Corp.	2,850	32,718
Specialty Retail—0.6%
Golfsmith International
Holdings, Inc.*	5,559	8,339
Total Consumer Discretionary		76,325

Consumer Staples—6.0%
Food & Staples Retailing—2.8%
Casey´s General Stores, Inc.	1,450	37,251
Personal Products—3.2%
Elizabeth Arden, Inc.*	4,850	42,340
Total Consumer Staples		79,591

Energy—14.3%
Energy Equipment & Services—3.8%
Acergy SA, ADR	5,127	50,450
Oil, Gas & Consumable
Fuels—10.5%
Approach Resources, Inc.*	5,725	39,503
Bill Barrett Corp.*	1,400	38,444
Petroquest Energy, Inc.*	5,050	18,634
St. Mary Land & Exploration Co.	2,100	43,827
		140,408
Total Energy		190,858

Financials—24.7%
Commercial Banks—5.8%
PacWest Bancorp	2,175	28,623
Texas Capital Bancshares, Inc.*	2,100	32,487
Western Alliance Bancorp*	2,350	16,074
		77,184
Insurance—18.9%
Aspen Insurance Holdings Ltd.	1,950	43,563
Assurant, Inc.	1,875	45,169
Hanover Insurance Group, Inc. (The)	850	32,393
PMA Capital Corp. (Class A)*	3,600	16,380
Reinsurance Group of America, Inc.	800	27,928
StanCorp Financial Group, Inc.	1,500	43,020
Tower Group, Inc.	1,800	44,604
		253,057
Total Financials		330,241

Health Care—4.0%
Health Care Providers &
Services—0.8%
Skilled Healthcare Group, Inc.
(Class A)*	1,500	11,250
Pharmaceuticals—3.2%
Sepracor, Inc.*	2,450	42,434
Total Health Care		53,684

Industrials—22.3%
Building Products—5.3%
Gibraltar Industries, Inc.	3,150	21,640
Griffon Corp.*	5,871	48,847
		70,487
Electrical Equipment—4.5%
Belden, Inc.	1,850	30,895
General Cable Corp.*	800	30,064
		60,959
Machinery—10.5%
Albany International Corp. (Class A)	2,950	33,571
CIRCOR International, Inc.	1,225	28,922
Kadant, Inc.*	550	6,210
Lincoln Electric Holdings, Inc.	600	21,624
Middleby Corp.*	300	13,176
RBC Bearings, Inc.*	1,800	36,810
		140,313
Road & Rail—2.0%
Marten Transport Ltd.*	1,300	26,988
Total Industrials		298,747

Information Technology—15.7%
Communications Equipment—7.0%
Avocent Corp.*	3,650	50,954
Brocade Communications
Systems, Inc.*	5,575	43,596
		94,550
Electronic Equipment, Instruments &
Components—1.3%
Keithley Instruments, Inc.	4,250	17,000
Semiconductors & Semiconductor
Equipment—7.4%
Actel Corp.*	3,950	42,384
Standard Microsystems Corp.*	2,750	56,237
		98,621
Total Information Technology		210,171

Materials—8.5%
Containers & Packaging—3.0%
Packaging Corp of America	1,450	23,490
Temple-Inland, Inc.	1,350	17,712
		41,202

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Metals & Mining—2.0%
Thompson Creek Metals Co., Inc.*	2,600	$26,572
Paper & Forest Products—3.5%
Buckeye Technologies, Inc.*	2,775	12,460
Wausau Paper Corp.	5,084	34,164
		46,624
Total Materials		114,398
Total Common Stocks
(Cost—$1,676,059)		1,354,015

	Principal
	Amount
Short-Term Securities—2.1%
Repurchase Agreement**—2.1%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total to be
received $28,314
(Cost—$28,314)	$28,314	28,314

Total Investments—103.3%
(Cost $1,704,373)		1,382,329
Liabilities in Excess of Other
Assets—(3.3)%		(43,582)
Net Assets—100.0%		$1,338,747
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Delaware Small-Mid Cap Growth Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Delaware Small-Mid Cap Growth Portfolio	14.44%	(30.01)%	(2.46)%	(0.36)%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 2500 Growth Index	14.52%	(27.29)%	(0.65)%	3.95%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Medarex, Inc.	3.6%
Sepracor, Inc.	3.5
J.B. Hunt Transport
Services, Inc.	3.1
F5 Networks, Inc.	3.1
Charles River Laboratories
International, Inc.	3.0
Sybase, Inc.	2.4
Core Laboratories NV	2.2
Geo Group, Inc. (The)	2.1
Perrigo Co.	2.1
TriQuint Semiconductor, Inc.	2.1
Total	27.2%

Percentage
Holdings by Sector	of Net Assets
Information Technology	29.2%
Health Care	27.8
Industrials	21.8
Consumer Discretionary	11.9
Financials	5.0
Energy	4.9
Other#	(0.6)
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—100.6%
Consumer Discretionary—11.9%
Distributors—1.5%
LKQ Corp.*	700	$11,515
Hotels, Restaurants & Leisure—3.2%
BJ´s Restaurants, Inc.*	500	8,435
Texas Roadhouse, Inc. (Class A)*	900	9,819
Wynn Resorts Ltd.*	200	7,060
		25,314
Specialty Retail—4.3%
Aeropostale, Inc.*	350	11,995
Penske Auto Group, Inc.	600	9,984
Tractor Supply Co.*	300	12,396
		34,375
Textiles, Apparel & Luxury Goods—2.9%
FGX International Holdings Ltd.*	750	8,535
Lululemon Athletica, Inc.*	1,100	14,333
		22,868
Total Consumer Discretionary		94,072

Energy—4.9%
Energy Equipment & Services—3.7%
CARBO Ceramics, Inc.	350	11,970
Core Laboratories NV	200	17,430
		29,400
Oil, Gas & Consumable Fuels—1.2%
Goodrich Petroleum Corp.*	400	9,836
Total Energy		39,236

Financials—5.0%
Capital Markets—2.3%
Investment Technology Group, Inc.*	500	10,195
Lazard Ltd. (Class A)	300	8,076
		18,271
Consumer Finance—1.1%
First Cash Financial Services, Inc.*	500	8,760
Insurance—1.6%
Hanover Insurance Group, Inc. (The)	200	7,622
ProAssurance Corp.*	100	4,621
		12,243
Total Financials		39,274

Health Care—27.8%
Biotechnology—11.5%
Abraxis Bioscience, Inc.*	400	14,744
Amylin Pharmaceuticals, Inc.*	750	10,125
Celera Corp.*	800	6,104
Cepheid, Inc.*	600	5,652
Medarex, Inc.*	3,400	28,390
OSI Pharmaceuticals, Inc.*	300	8,469
PDL BioPharma, Inc.	1,100	8,690
Regeneron Pharmaceuticals, Inc.*	500	8,960
		91,134
Health Care Equipment &
Supplies—1.9%
Conceptus, Inc.*	300	5,070
Wright Medical Group, Inc.*	600	9,756
		14,826
Health Care Providers & Services—1.9%
Emergency Medical Services Corp.
(Class A)*	400	14,728
Life Sciences Tools & Services—6.4%
Affymetrix, Inc.*	2,700	16,011
Charles River Laboratories
International, Inc.*	700	23,625
Mettler-Toledo International, Inc.*	150	11,573
		51,209
Pharmaceuticals—6.1%
Cardiome Pharma Corp.*	1,200	4,464
Perrigo Co.	600	16,668
Sepracor, Inc.*	1,600	27,712
		48,844
Total Health Care		220,741

Industrials—21.8%
Aerospace & Defense—1.3%
Hexcel Corp.*	1,100	10,483
Commercial Services &
Supplies—6.6%
Clean Harbors, Inc.*	250	13,497
Geo Group, Inc. (The)*	900	16,722
Healthcare Services Group, Inc.	750	13,410
Tetra Tech, Inc.*	300	8,595
		52,224
Machinery—6.1%
Bucyrus International, Inc.	500	14,280
Dynamic Materials Corp.	500	9,640
Middleby Corp.*	300	13,176
Titan International, Inc.	1,500	11,205
		48,301
Marine—0.8%
Diana Shipping, Inc.	500	6,660
Professional Services—1.6%
FTI Consulting, Inc.*	250	12,680
Road & Rail—4.1%
J.B. Hunt Transport Services, Inc.	800	24,424
Knight Transportation, Inc.	500	8,275
		32,699
Trading Companies & Distributors—1.3%
Titan Machinery, Inc.*	800	10,152
Total Industrials		173,199

Information Technology—29.2%
Communications Equipment—4.3%
BigBand Networks, Inc.*	1,900	9,823
F5 Networks, Inc.*	700	24,213
		34,036

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Electronic Equipment, Instruments &
Components—2.6%
Cogent, Inc.*	900	$9,657
Itron, Inc.*	200	11,014
		20,671
IT Services—1.0%
Perot Systems Corp. (Class A)*	550	7,881
Semiconductors & Semiconductor
Equipment—8.2%
Atheros Communications, Inc.*	500	9,620
Intersil Corp. (Class A)	950	11,941
Microsemi Corp.*	1,100	15,180
TriQuint Semiconductor, Inc.*	3,100	16,461
Varian Semiconductor Equipment
Associates, Inc.*	500	11,995
		65,197
Software—13.1%
Ariba, Inc.*	1,500	14,760
Informatica Corp.*	600	10,314
Jack Henry & Associates, Inc.	650	13,488
Nuance Communications, Inc.*	1,100	13,299
Rosetta Stone, Inc.*	350	9,604
Salesforce.com, Inc.*	300	11,451
Solera Holdings, Inc.*	500	12,700
Sybase, Inc.*	600	18,804
		104,420
Total Information Technology		232,205
Total Common Stocks
(Cost—$801,159)		798,727

	No. of
	Rights
Rights—0.0%
Health Care—0.0%
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals
Holding, Inc., expiring 6/30/11*
(Cost—$0)	500	$135

	Principal
	Amount
Short-Term Securities—0.4%
Repurchase Agreement**—0.4%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total to be
received $3,253
(Cost—$3,253)	$3,253	3,253

Total Investments—101.0%
(Cost $804,412)		802,115
Liabilities in Excess of Other
Assets—(1.0)%		(7,762)
Net Assets—100.0%		$794,353
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/Lazard International Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Lazard International Portfolio	0.11%	(27.86)%	1.24%	3.19%
MSCI EAFE Index	8.42%	(30.96)%	2.79%	5.26%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Imperial Tobacco Group
plc, ADR	4.1%
Sanofi-Aventis SA, ADR	3.8
Zurich Financial Services
AG, ADR	3.8
British American Tobacco
plc, ADR	3.6
Roche Holding AG, ADR	3.6
E.ON AG, ADR	3.5
Canon, Inc., ADR	3.5
Unilever plc, ADR	3.5
Allianz SE, ADR	3.3
Nokia OYJ, ADR	3.3
Total	36.0%

Percentage
Holdings by Sector	of Net Assets
Financials	24.1%
Consumer Staples	19.0
Health Care	15.4
Energy	8.2
Information Technology	7.8
Industrials	6.6
Utilities	6.4
Telecommunication Services	6.0
Materials	3.2
Consumer Discretionary	2.3
Other#	1.0
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and other assets less liabilities.

MLIG Variable Insurance Trust—
Roszel/Lazard International Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—99.0%
Australia—1.4%
BHP Billiton Ltd., ADR	435	$23,808
Canada—1.8%
Barrick Gold Corp.	875	29,356
Denmark—1.6%
Novo Nordisk A/S, ADR	485	26,413
Finland—3.3%
Nokia OYJ, ADR	3,735	54,456
France—12.1%
BNP Paribas, ADR	755	24,485
GDF Suez, ADR	1,284	48,086
LVMH Moet Hennessy Louis Vuitton
SA, ADR	1,520	23,210
Sanofi-Aventis SA, ADR	2,105	62,076
Total SA, ADR	750	40,673
		198,530
Germany—9.0%
Allianz SE, ADR	5,925	54,569
Deutsche Bank AG (Registered)	285	17,385
E.ON AG, ADR	1,629	57,701
Merck KGaA, ADR	540	18,311
		147,966
Hong Kong—1.9%
Esprit Holdings Ltd., ADR	1,250	14,250
Sun Hung Kai Properties
Ltd., ADR	1,365	16,994
		31,244
Italy—1.5%
ENI S.p.A, ADR	510	24,179
Japan—10.2%
Canon, Inc., ADR	1,765	57,415
Fanuc Ltd., ADR	635	25,241
HOYA Corp., ADR	1,670	33,567
Mitsubishi Estate Co., Ltd., ADR	107	17,864
Sumitomo Mitsui Financial Group,
Inc., ADR	8,415	33,744
		167,831
Netherlands—1.6%
Heineken N.V., ADR	1,420	26,341
Singapore—3.1%
Singapore Telecommunications
Ltd., ADR	2,485	50,446
Sweden—1.0%
Telefonaktiebolaget LM
Ericsson, ADR	1,625	15,893
Switzerland—14.0%
Credit Suisse Group AG, ADR	925	42,300
Nestle SA, ADR (Registered)	882	33,181
Novartis AG, ADR	820	33,448
Roche Holding AG, ADR	1,723	58,772
Zurich Financial Services AG, ADR	3,505	61,898
		229,599
United Kingdom—36.5%
BAE Systems plc, ADR	2,205	49,502
Barclays plc, ADR	2,165	39,923
BG Group plc, ADR	270	22,775
BP plc, ADR	990	47,203
British American Tobacco
plc, ADR	1,065	59,427
GlaxoSmithKline plc, ADR	1,500	53,010
HSBC Holdings plc, ADR	940	39,264
Imperial Tobacco Group plc, ADR	1,285	66,756
Prudential plc, ADR	3,380	46,238
Reckitt Benckiser Group plc, ADR	3,855	35,080
Tesco plc, ADR	1,950	33,969
Unilever plc, ADR	2,440	57,340
Vodafone Group plc, ADR	2,490	48,530
		599,017
Total Common Stocks
(Cost—$1,952,897)		1,625,079

	Principal
	Amount
Short-Term Securities—0.3%
Repurchase Agreement**—0.3%
UBS Securities LLC, 0.09%,
dated 06/30/09, due 07/01/09,
total to be received $5,057
(Cost—$5,057)	$5,057	5,057

Total Investments—99.3%
(Cost $1,957,954)		1,630,136
Other Assets Less
Liabilities—0.7%		11,238
Net Assets—100.0%		$1,641,374
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

Percentage
Holdings by Sector	of Net Assets
Financials	24.1%
Consumer Staples	19.0
Health Care	15.4
Energy	8.2
Information Technology	7.8
Industrials	6.6
Utilities	6.4
Telecommunication Services	6.0
Materials	3.2
Consumer Discretionary	2.3
Other#	1.0
Total	100.0%
____________________

#	Other includes short-term securities and other assets less liabilities.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/JPMorgan International
Equity Portfolio	8.82%	(29.40)%	1.55%	3.83%
MSCI EAFE Index	8.42%	(30.96)%	2.79%	5.26%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Total SA	3.7%
HSBC Holdings plc	3.1
Vodafone Group plc	2.5
Nestle SA (Registered)	2.5
Roche Holding AG	2.0
E.ON AG	2.0
Telefonica SA	2.0
Standard Chartered plc	1.9
BHP Billiton Ltd.	1.9
Japan Tobacco, Inc.	1.8
Total	23.4%

Percentage
Holdings by Sector	of Net Assets
Financials	23.6%
Industrials	11.4
Consumer Staples	10.1
Energy	9.6
Health Care	9.6
Consumer Discretionary	9.3
Materials	9.3
Information Technology	9.0
Telecommunication Services	5.9
Utilities	3.1
Other#	(0.9)
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—100.8%
Australia—2.6%
BHP Billiton Ltd.	1,086	$29,752
Rio Tinto Ltd.	244	10,192
		39,944

Belgium—1.0%
Anheuser-Busch InBev NV	425	15,410
Brazil—2.1%
Petroleo Brasileiro SA, ADR	430	17,621
Vale SA, ADR	846	14,915
		32,536

China—1.1%
China Life Insurance Co., Ltd.
(Class H)	2,000	7,350
Industrial & Commercial Bank
of China (Class H)	13,000	9,005
		16,355

Finland—1.5%
Nokia OYJ	1,577	23,098

France—14.3%
Accor SA	276	10,996
AXA SA	997	18,870
BNP Paribas	383	24,976
Cie de Saint-Gobain	236	7,941
GDF Suez	268	10,032
Imerys SA BATS Europe Exchange*	52	2,186
Imerys SA Turquoise Exchange*	261	10,969
Lafarge SA*	214	14,560
Lafarge SA (New)*	96	6,285
LVMH Moet Hennessy
Louis Vuitton SA	140	10,737
Pernod-Ricard SA	203	12,834
PPR	150	12,297
Sanofi-Aventis SA	347	20,504
Total SA	1,051	56,965
		220,152

Germany—7.6%
Bayer AG	380	20,421
Deutsche Post AG	579	7,560
E.ON AG	878	31,167
Linde AG	129	10,597
RWE AG	80	6,309
SAP AG	346	13,950
Siemens AG (Registered)	288	19,916
Symrise AG	504	7,463
		117,383

Hong Kong—2.3%
China Mobile Ltd.	1,000	10,012
Esprit Holdings Ltd.	2,200	12,223
Hang Lung Properties Ltd.	4,000	13,172
		35,407

Israel—1.0%
Teva Pharmaceutical
Industries Ltd., ADR	320	15,789

Italy—3.1%
ENI S.p.A	973	23,077
Intesa Sanpaolo S.p.A*	3,018	9,753
UniCredit S.p.A*	5,593	14,146
		46,976

Japan—19.0%
Astellas Pharma, Inc.	400	14,125
Canon, Inc.	700	22,865
East Japan Railway Co.	300	18,062
Honda Motor Co., Ltd.	900	24,760
Japan Tobacco, Inc.	9	28,132
Komatsu Ltd.	1,100	16,984
Mitsubishi Corp.	1,100	20,299
Mitsubishi UFJ Financial
Group, Inc.	3,000	18,524
Mitsui Fudosan Co., Ltd.	1,000	17,344
Murata Manufacturing Co., Ltd.	300	12,804
Nidec Corp.	200	12,174
Nintendo Co., Ltd.	100	27,675
Nomura Holdings, Inc.	1,000	8,441
Shin-Etsu Chemical Co., Ltd.	200	9,276
Sumitomo Corp.	1,800	18,296
Sumitomo Mitsui
Financial Group, Inc.	400	16,186
Yahoo! Japan Corp.	20	6,361
		292,308

Mexico—1.3%
America Movil SAB de CV,
Series L, ADR	276	10,687
Fomento Economico Mexicano
SAB de CV, ADR	304	9,801
		20,488

Netherlands—3.7%
ING Groep NV, CVA	1,249	12,654
Koninklijke Philips Electronics NV	514	9,490
Reed Elsevier NV	810	8,956
Royal Dutch Shell plc (Class A)	1,055	26,435
		57,535

South Korea—0.8%
Samsung Electronics Co., Ltd.,
GDR(a)	50	11,617

Spain—4.1%
Banco Bilbao Vizcaya
Argentaria SA	1,407	17,716
Inditex SA	290	13,957
Telefonica SA	1,348	30,613
		62,286

Sweden—0.9%
Atlas Copco AB (Class A)	1,310	13,191

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Switzerland—10.6%
ABB Ltd. (Registered)*	1,225	$19,344
Adecco SA (Registered)	234	9,780
Holcim Ltd. (Registered)*	268	15,258
Nestle SA (Registered)	1,018	38,438
Novartis AG (Registered)	643	26,175
Roche Holding AG	229	31,202
Xstrata plc	600	6,521
Zurich Financial Services AG
(Registered)	89	15,731
		162,449

Taiwan—0.5%
Taiwan Semiconductor
Manufacturing Co., Ltd., ADR	881	8,290

United Kingdom—23.3%
Barclays plc	4,716	21,916
BG Group plc	1,440	24,249
British Land Co. plc REIT	1,431	9,011
Burberry Group plc	2,258	15,737
GlaxoSmithKline plc	1,095	19,341
HSBC Holdings plc	5,666	47,276
ICAP plc	2,821	21,011
Imperial Tobacco Group plc	500	13,014
Man Group plc	2,657	12,179
Marks & Spencer Group plc	3,129	15,778
Prudential plc	2,300	15,722
Rio Tinto plc	190	6,580
Standard Chartered plc	1,589	29,878
Tesco plc	4,808	28,078
Vodafone Group plc	20,065	39,025
WM Morrison Supermarkets plc	2,457	9,597
Wolseley plc*	678	12,979
WPP plc	2,582	17,170
		358,541

Total Common Stocks
(Cost—$2,107,676)		1,549,755

	No. of
	Rights
Rights—0.1%
United Kingdom—0.1%
Rio Tinto plc, expiring 7/1/09*
(Cost $859)	99	1,137

Total Investments—100.9%
(Cost $2,108,535)		1,550,892
Liabilities in Excess of Other
Assets—(0.9%)		(13,075)
Net Assets—100.0%		$1,537,817
____________________

*	Non-income producing security.
(a)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

Glossary:
ADR—American Depositary Receipt.
CVA—Dutch Certificate.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Percentage of
Holdings by Sector	Net Assets
Financials	23.6%
Industrials	11.4
Consumer Staples	10.1
Energy	9.6
Health Care	9.6
Consumer Discretionary	9.3
Materials	9.3
Information Technology	9.0
Telecommunication Services	5.9
Utilities	3.1
Other#	(0.9)
Total	100.0%
____________________

#	Other includes short-term securities and liabilities in excess of other assets.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/BlackRock Fixed-Income Portfolio	0.59%	1.44%	3.00%	2.81%
Merrill Lynch U.S. Domestic Master
Bond Index	1.59%	6.48%	5.21%	5.26%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
U.S. Treasury Notes
2.25% due 05/31/14	11.8%
Federal National Mortgage
Association
5.50% due 11/01/36	5.6
U.S. Treasury Notes
3.13% due 05/15/19	5.0
U.S. Treasury Notes
3.75% due 11/15/18	3.9
U.S. Treasury Bonds
6.25% due 08/15/23	3.6
Federal National Mortgage
Association
6.00% due 08/01/34	2.9
SLM Student Loan Trust
2.39% due 01/25/18	2.4
Federal National Mortgage
Association
5.00% due 12/01/33	2.1
Federal National Mortgage
Association
5.50% due 08/25/24 TBA	1.9
Federal National Mortgage
Association
5.00% due 02/13/17	1.9
Total	41.1%

Percentage of
S&P Ratings**	Fixed Income
AAA-A	29.4%
BBB-B	5.3
U.S. Government Securities	65.3
Not Rated Securities	0.0
Total	100.0%

Percentage
Holdings by Sector	of Net Assets
U.S. Government Securities	63.3%
Financials	18.1
Asset Backed Securities	4.2
Telecommunication Services	2.5
Consumer Discretionary	2.2
Energy	1.6
Utilities	1.3
Consumer Staples	1.1
Health Care	1.0
Information Technology	0.9
Supranational	0.5
Industrials	0.3
Other#	3.0
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—97.0%
Asset Backed Securities—4.2%
Daimler Chrysler Auto Trust
4.98% due 02/08/11	AAA	$28,994	$29,300
Ford Credit Auto Owner Trust
5.16% due 11/15/10	AAA	42,678	42,997
Nissan Auto Receivables
Owner Trust
5.00% due 09/15/14	AAA	25,000	25,970
SLM Student Loan Trust
2.39% due 01/25/18(a)	AAA	125,000	125,402
Total Asset
Backed Securities			223,669

Consumer Discretionary—2.2%
Media—2.2%
Comcast Cable
Communications Holdings,
Inc. 8.38% due 03/15/13	BBB+	25,000	28,500
Comcast Corp.
6.45% due 03/15/37	BBB+	15,000	14,783
6.50% due 01/15/17	BBB+	10,000	10,609
News America Holdings, Inc.
7.75% due 01/20/24	BBB+	10,000	9,624
Time Warner Cable, Inc.
6.20% due 07/01/13	BBB	25,000	26,341
8.25% due 02/14/14	BBB	15,000	16,813
Time Warner Cos., Inc.
7.57% due 02/01/24	BBB	10,000	9,790
Total Consumer
Discretionary			116,460

Consumer Staples—1.1%
Beverages—0.2%
Coca-Cola Co. (The)
5.35% due 11/15/17	A+	10,000	10,679
Food & Staples Retailing—0.2%
Wal-Mart Stores, Inc.
5.80% due 02/15/18	AA	10,000	10,893
Food Products—0.4%
Kraft Foods, Inc.
6.13% due 02/01/18	BBB+	10,000	10,339
6.50% due 08/11/17	BBB+	10,000	10,533
			20,872
Tobacco—0.3%
Philip Morris International, Inc.
6.88% due 03/17/14	A	15,000	16,925
Total Consumer Staples			59,369

Energy—1.6%
Energy Equipment &
Services—0.2%
Halliburton Co.
5.50% due 10/15/10	A	10,000	10,459
Oil, Gas & Consumable
Fuels—1.4%
Canadian Natural Resources
Ltd. 6.50% due 02/15/37	BBB	10,000	9,982
CenterPoint Energy Resources
Corp. 6.15% due 05/01/16	BBB	5,000	4,702
Conoco Funding Co.
6.35% due 10/15/11	A	10,000	10,914
ConocoPhillips
4.60% due 01/15/15	A	20,000	20,553
Shell International Finance BV
4.00% due 03/21/14	AA+	30,000	30,805
			76,956
Total Energy			87,415

Financials—18.1%
Capital Markets—1.3%
Goldman Sachs Group, Inc.
(The) 5.25% due 10/15/13	A	15,000	15,309
Morgan Stanley
5.30% due 03/01/13	A	25,000	25,322
5.55% due 04/27/17	A	5,000	4,654
6.75% due 04/15/11	A	20,000	20,951
			66,236
Commercial Banks—1.8%
Citibank NA
1.88% due 05/07/12	AAA	25,000	24,902
HSBC Holdings plc
5.25% due 12/12/12	A+	10,000	10,365
National Westminster Bank plc
7.38% due 10/01/09	A	10,000	9,891
UBS AG
5.88% due 12/20/17	A+	50,000	46,563
Wachovia Corp.
5.75% due 02/01/18	AA-	5,000	4,911
			96,632
Commercial MBS—4.0%
GMAC Commercial Mortgage
Securities, Inc.
7.46% due 08/16/33(a)	AAA	62,853	64,334
Greenwich Capital Commercial
Funding Corp.
5.38% due 03/10/39	AAA	30,000	28,168
LB-UBS Commercial Mortgage
Trust 7.37% due 08/15/26	AAA	46,086	47,185
Salomon Brothers Mortgage
Securities VII, Inc.
6.59% due 12/18/33	AAA	36,478	37,283
Wachovia Bank Commercial
Mortgage Trust
5.92% due 06/15/49(a)	AAA	40,000	37,331
			214,301
Diversified Financial
Services—8.4%
Allstate Life Global Funding
Trusts 5.38% due 04/30/13	AA-	15,000	15,510

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (continued)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Bank of America Corp.
6.00% due 09/01/17	A	$15,000	$13,638
Bear Stearns Cos., LLC (The)
6.95% due 08/10/12	A+	15,000	16,303
BP Capital Markets plc
3.13% due 03/10/12	AA	25,000	25,503
Citigroup Funding, Inc.
1.38% due 05/05/11	AAA	35,000	35,049
Citigroup, Inc.
4.13% due 02/22/10	A	25,000	25,006
Credit Suisse Guernsey Ltd.
5.86% due 05/15/17(a)(b)	BBB+	40,000	26,000
EnCana Holdings Finance Corp.
5.80% due 05/01/14	A-	5,000	5,292
General Electric Capital Corp.
1.80% due 03/11/11	AAA	60,000	60,541
5.00% due 12/01/10	AA+	20,000	20,587
5.00% due 11/15/11	AA+	40,000	41,185
5.88% due 02/15/12	AA+	10,000	10,445
6.15% due 08/07/37	AA+	15,000	12,356
6.38% due 11/15/67(a)	A+	20,000	13,344
Goldman Sachs Capital II
5.79% due 06/01/12(a)(b)	BBB	15,000	9,142
JP Morgan Chase Capital XXV
6.80% due 10/01/37	BBB+	25,000	21,500
JPMorgan Chase & Co.
7.90% due 04/30/18(a)(b)	BBB+	20,000	17,502
JPMorgan Chase & Co.
2.20% due 06/15/12	AAA	45,000	45,228
6.13% due 06/27/17	A	30,000	29,641
Lehman Brothers Holdings,
Inc. 6.75% due 12/28/17(c)	NR†	30,000	3
			443,775
Insurance—2.6%
Allstate Corp. (The)
6.13% due 05/15/37(a)	BBB	10,000	7,350
7.45% due 05/16/19	A-	25,000	27,046
Chubb Corp.
6.38% due 03/29/67(a)	A-	15,000	12,000
Lincoln National Corp.
6.05% due 04/20/67(a)	BBB	15,000	9,525
MetLife, Inc. 5.38% due
12/15/12	A-	25,000	25,551
5.70% due 06/15/35	A-	20,000	17,469
6.75% due 06/01/16	A-	10,000	10,181
7.72% due 02/15/19	A-	10,000	10,696
Travelers Cos., Inc. (The)
6.25% due 03/15/37(a)	BBB	20,000	16,119
			135,937
Total Financials			956,881

Health Care—1.0%
Pharmaceuticals—1.0%
Abbott Laboratories
5.13% due 04/01/19	AA	10,000	10,296
Bristol-Myers Squibb Co.
5.88% due 11/15/36	A+	10,000	10,297
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	A+	20,000	20,921
Novartis Securities Investment
Ltd. 5.13% due 02/10/19	AA-	10,000	10,231
Total Health Care			51,745

Industrials—0.3%
Air Freight & Logistics—0.3%
United Parcel Service, Inc.
6.20% due 01/15/38	AA-	15,000	16,411

Information Technology—0.9%
Computers & Peripherals—0.6%
International Business
Machines Corp.
7.50% due 06/15/13	A+	15,000	17,075
8.38% due 11/01/19	A+	10,000	12,356
			29,431
Software—0.3%
Oracle Corp.
5.75% due 04/15/18	A	15,000	15,823
Total Information
Technology			45,254

Supranational—0.5%
Multi-National—0.5%
Asian Development Bank
2.75% due 05/21/14	AAA	25,000	24,546

Telecommunication
Services—2.5%
Diversified Telecommunication
Services—1.9%
AT&T, Inc.
5.50% due 02/01/18	A	10,000	9,985
6.30% due 01/15/38	A	20,000	19,325
Telefonica Emisiones SAU
4.95% due 01/15/15	A-	15,000	15,247
Telefonica Europe BV
8.25% due 09/15/30	A-	10,000	12,380
Verizon Communications, Inc.
6.40% due 02/15/38	A	5,000	4,895
8.75% due 11/01/18	A	25,000	29,612
Verizon New Jersey, Inc.
5.88% due 01/17/12	A	10,000	10,483
			101,927
Wireless Telecommunication
Services—0.6%
Vodafone Group plc
4.15% due 06/10/14	A-	15,000	14,765
7.75% due 02/15/10	A-	15,000	15,507
			30,272
Total Telecommunication
Services			132,199

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Utilities—1.3%
Electric Utilities—0.8%
Florida Power & Light Co.
5.95% due 02/01/38	A	$15,000	$16,050
Pacificorp
6.25% due 10/15/37	A	15,000	16,345
Southern California Edison Co.
5.95% due 02/01/38	A	10,000	10,580
			42,975
Gas Utilities—0.2%
Consolidated Natural Gas Co.
5.00% due 12/01/14	A-	10,000	10,233
Multi-Utilities—0.3%
MidAmerican Energy Holdings
Co. 6.13% due 04/01/36	BBB+	15,000	14,827
Total Utilities			68,035

U.S. Government
Securities—35.1%
U.S. Government
Agencies—35.1%
Federal Home Loan Bank
3.63% due 10/18/13	AAA	10,000	10,339
5.63% due 06/11/21	AAA	25,000	26,255
Federal Home Loan
Mortgage Corp.
1.75% due 06/15/12	AAA	55,000	54,800
4.50% due 08/01/20	AAA	32,818	33,739
5.50% due 12/01/17	AAA	85,717	89,996
5.50% due 01/15/31	AAA	35,998	37,541
Federal National
Mortgage Association
1.38% due 04/28/11	AAA	35,000	35,090
1.88% due 04/20/12	AAA	35,000	35,142
2.00% due 01/09/12	AAA	15,000	15,150
2.50% due 05/15/14	AAA	25,000	24,577
2.75% due 02/05/14	AAA	30,000	30,006
2.88% due 12/11/13	AAA	60,000	60,493
4.50% due 06/01/23	AAA	64,503	65,918
4.50% due 08/25/39 TBA	AAA	90,000	89,465
4.63% due 05/01/13	AAA	25,000	25,380
5.00% due 02/13/17	AAA	90,000	98,200
5.00% due 05/11/17	AAA	50,000	54,297
5.00% due 12/01/33	AAA	110,363	113,107
5.50% due 08/25/24 TBA	AAA	95,000	99,097
5.50% due 02/01/35	AAA	22,887	23,771
5.50% due 11/01/36	AAA	289,193	299,384
5.50% due 08/25/39 TBA	AAA	60,000	61,706
6.00% due 07/01/17	AAA	4,953	5,278
6.00% due 09/01/17	AAA	52,611	56,060
6.00% due 11/01/32	AAA	37,445	39,482
6.00% due 08/01/34	AAA	147,183	155,004
6.50% due 06/01/16	AAA	8,686	9,221
6.50% due 06/01/17	AAA	2,995	3,174
Government National
Mortgage Association
5.50% due 04/15/33	AAA	17,930	18,565
5.50% due 08/15/39 TBA	AAA	90,000	92,616
6.00% due 08/15/39 TBA	AAA	85,000	88,320
7.00% due 07/15/32	AAA	9,201	9,988
Total U.S. Government
Securities			1,861,161

U.S. Government
Treasuries—28.2%
U.S. Treasury Bonds
4.25% due 05/15/39	AAA	10,000	9,898
4.50% due 05/15/38	AAA	95,000	98,073
6.25% due 08/15/23	AAA	155,000	188,809
8.00% due 11/15/21	AAA	20,000	27,594
U.S. Treasury Notes
2.25% due 05/31/14	AAA	635,000	626,466
2.38% due 03/31/16	AAA	35,000	33,351
3.13% due 05/15/19	AAA	275,000	265,977
3.75% due 11/15/18	AAA	200,000	203,454
United States Treasury Inflation
Indexed Bond
2.01% due 01/15/28 TIPS	AAA	40,000	38,425
Total U.S. Government
Treasuries			1,492,047
Total Fixed Income Investments
(Cost $5,150,816)			5,135,192

Short-Term Securities—10.8%
Repurchase Agreement**—10.8%
UBS Securities LLC, 0.09%
dated 06/30/09, due
07/01/09, total to be received
$573,421
(Cost—$573,420)		573,420	573,420

Total Investments—107.8%
(Cost $5,724,236)			5,708,612
Liabilities in Excess of Other
Assets—(7.8)%			(412,880)
Net Assets—100.0%			$5,295,732
____________________

†	Not rated by Standard & Poor's Corporation.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)	Floating rate security - rate disclosed is as of June 30, 2009.
(b)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2009.

(c)	Security in default.

Glossary:
TBA—Security is subject to delayed delivery.
TIPS—Treasury Inflation Protected Security.

See Notes to Financial Statements.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio II
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/BlackRock Fixed-Income Portfolio II§	(0.90)%	7.25%	4.91%	4.60%
Merrill Lynch U.S. Domestic Master Bond Index	1.59%	6.48%	5.21%	5.26%
Merrill Lynch U.S. Government Master Bond Index	(3.47)%	6.68%	5.44%	5.23%
______________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.
§	Formerly Roszel/Lord Abbett Government Securities Portfolio

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
U.S. Treasury Notes
2.25% due 05/31/14	11.2%
U.S. Treasury Notes
1.88% due 06/15/12	9.5
Federal Home Loan Mortgage Corp.
5.00% due 07/01/23	7.5
U.S. Treasury Notes
3.75% due 11/15/18	4.4
Federal National Mortgage
Association 5.50% due
05/01/36	4.4
U.S. Treasury Notes
2.75% due 02/15/19	3.9
U.S. Treasury Bonds
4.38% due 02/15/38	3.2
Federal National Mortgage
Association 4.63% due
10/15/13	3.0
Federal Home Loan Mortgage
Corp. 5.00% due 09/01/20	2.2
Federal Home Loan Mortgage
Corp. 5.00% due 10/01/20	1.8
Total	51.1%

Percentage of Fixed
Asset Mix by Issuer**	Income Investments
U.S. Government Agencies	53.6%
U.S. Government Treasuries	46.4
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio II
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—70.1%
U.S. Government Securities—37.6%
U.S. Government
Agencies—37.6%
Federal Home Loan
Mortgage Corp.
1.75% due 06/15/12	AAA	$70,000	$69,745
5.00% due 04/01/20	AAA	27,680	28,803
5.00% due 09/01/20	AAA	147,466	153,447
5.00% due 10/01/20	AAA	148,137	154,145
5.00% due 11/01/20	AAA	49,042	51,032
5.00% due 04/01/21	AAA	50,118	52,057
5.00% due 05/01/21	AAA	64,127	66,729
5.00% due 05/01/23	AAA	47,047	48,710
5.00% due 06/01/23	AAA	58,627	60,700
5.00% due 07/01/23	AAA	498,589	516,214
5.50% due 09/01/18	AAA	60,897	63,881
5.50% due 12/01/35	AAA	80,038	82,901
5.70% due 11/01/35(a)	AAA	30,096	31,123
6.50% due 08/01/32	AAA	2,220	2,379
Federal National
Mortgage Association
2.50% due 05/15/14	AAA	30,000	29,492
4.63% due 10/15/13	AAA	190,000	205,121
5.26% due 10/01/35(a)	AAA	66,090	67,987
5.49% due 04/01/36(a)	AAA	27,678	28,939
5.50% due 04/01/17	AAA	9,708	10,260
5.50% due 02/01/35	AAA	44,698	46,353
5.50% due 05/01/35	AAA	37,212	38,555
5.50% due 07/01/35	AAA	55,788	57,801
5.50% due 05/01/36	AAA	382,193	395,485
5.52% due 04/01/36(a)	AAA	25,817	26,980
5.57% due 04/01/36(a)	AAA	33,557	35,116
5.73% due 10/01/36(a)	AAA	39,824	41,857
5.73% due 09/01/36(a)	AAA	54,071	56,782
5.78% due 10/01/36(a)	AAA	52,744	55,330
5.91% due 05/01/36(a)	AAA	25,553	26,355
5.94% due 12/01/36(a)	AAA	65,748	69,117
Government National
Mortgage Association
7.00% due 02/15/31	AAA	1,073	1,172
Total U.S. Government
Agencies			2,574,568

U.S. Government Treasuries—32.5%
U.S. Treasury Bonds
4.38% due 02/15/38	AAA	215,000	217,116
U.S. Treasury Notes
1.63% due 01/15/15 TIPS	AAA	20,000	22,231
1.88% due 06/15/12	AAA	650,000	654,726
2.25% due 05/31/14	AAA	775,000	764,584
2.75% due 02/15/19	AAA	288,000	269,729
3.75% due 11/15/18	AAA	297,000	302,129
Total U.S. Government
Treasuries			2,230,515
Total Fixed Income Investments
(Cost $4,762,682)			4,805,083

Short-Term Securities—28.1%
Repurchase Agreement**—28.1%
UBS Securities LLC, 0.09%
dated 06/30/09, due
07/01/09, total to be
received $1,927,683
(Cost—$1,927,678)		1,927,678	1,927,678

Total Investments—98.2%
(Cost $6,690,360)			6,732,761
Other Assets Less
Liabilities—1.8%			125,040
Net Assets—100.0%			$6,857,801
____________________

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)	Floating rate security - rate disclosed is as of June 30, 2009.

Glossary:
TIPS—Treasury Inflation Protected Security.

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Assets and Liabilities as of June 30, 2009 (Unaudited)

	Roszel/Lord	Roszel/	Roszel/	Roszel/Fayez
	Abbett Large	Davis Large	BlackRock	Sarofim
	Cap Value	Cap Value	Equity Dividend	Large Cap
	Portfolio	Portfolio	Portfolio	Core Portfolio
Assets:
Investments, at cost	$3,488,366	$1,391,057	$3,516,587	$1,320,287
Investments, at value	3,059,355	1,078,261	2,423,155	1,087,783
Repurchase agreements, at value	—	55,478	413,935	48,777
Total investments, at value	3,059,355	1,133,739	2,837,090	1,136,560
Cash	—	—	—	—
Foreign currency, at value	—	—	—	—
Receivables:
Capital shares sold	34,455	—	3,603	7,005
Investment advisor	2,139	3,458	—	3,148
Dividends and interest	3,149	1,237	4,425	2,666
Investments sold	158,387	—	—	—
Total assets	3,257,485	1,138,434	2,845,118	1,149,379

Liabilities:
Payables:
Administrative fees	2,713	2,045	4,094	1,285
Capital shares redeemed	—	11,289	—	—
Investment advisor	—	—	19,532	—
Investments purchased	38,897	—	28,629	—
Transfer agent fees	1,250	1,250	1,250	1,250
Trustees’ fees	59	21	4,566	5
Bank overdraft	92,226	—	—	—
Accrued expenses	19,124	14,893	19,747	14,479
Total liabilities	154,269	29,498	77,818	17,019
Net Assets	$3,103,216	$1,108,936	$2,767,300	$1,132,360

Net Assets Consist of:
Capital Stock, $0.001 par value
(unlimited shares authorized)	$546	$193	$644	$146
Paid-in capital	4,473,558	1,659,357	4,914,379	1,496,046
Accumulated undistributed investment
income (loss)—net	20,150	5,184	29,691	11,027
Accumulated realized capital gain (loss)
on investments—net	(962,027)	(298,480)	(1,497,917)	(191,132)
Unrealized appreciation
(depreciation) on investments—net	(429,011)	(257,318)	(679,497)	(183,727)
Net Assets	$3,103,216	$1,108,936	$2,767,300	$1,132,360
Shares Outstanding	546,438	192,602	644,074	145,960

Net Asset Value, offering price and
redemption price per share (net
assets ÷ shares outstanding)	$5.68	$5.76	$4.30	$7.76

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Assets and Liabilities as of June 30, 2009 (Unaudited) (continued)

		Roszel/
	Roszel/	Santa Barbara	Roszel/	Roszel/
	AllianceBernstein	Conservative	Marsico Large	Allianz NFJ
	Large Cap	Growth	Cap Growth	Mid Cap Value
	Core Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$572,222	$3,631,238	$54,275,552	$1,121,088
Investments, at value	602,753	3,248,967	49,034,435	850,618
Repurchase agreements, at value	9,711	—	3,574,210	16,527
Total investments, at value	612,464	3,248,967	52,608,645	867,145
Cash	—	—	—	—
Foreign currency, at value	—	—	—	—
Receivables:
Capital shares sold	—	—	1,379	—
Investment advisor	5,899	—	—	840
Dividends and interest	609	2,869	55,306	3,217
Investments sold	3,592	—	—	—
Total assets	622,564	3,251,836	52,665,330	871,202

Liabilities:
Payables:
Administrative fees	988	2,652	18,098	1,967
Capital shares redeemed	2,660	54,357	1,373,996	6,005
Investment advisor	—	5,496	4,419	—
Investments purchased	3,658	—	498,327	3,930
Transfer agent fees	1,250	1,250	2,807	1,250
Trustees’ fees	2	15	234	4
Bank overdraft	—	136,008	—	—
Accrued expenses	15,465	18,943	50,332	14,688
Total liabilities	24,023	218,721	1,948,213	27,844
Net Assets	$598,541	$3,033,115	$50,717,117	$843,358

Net Assets Consist of:
Capital Stock, $0.001 par value
(unlimited shares authorized)	$128	$489	$6,075	$279
Paid-in capital	852,882	4,002,311	72,773,313	1,646,089
Accumulated undistributed
investment income (loss)—net	356	10,481	113,543	19,307
Accumulated realized capital gain
(loss) on investments—net	(295,067)	(597,895)	(20,574,734)	(568,374)
Unrealized appreciation (depreciation)
on investments—net	40,242	(382,271)	(1,601,080)	(253,943)
Net Assets	$598,541	$3,033,115	$50,717,117	$843,358
Shares Outstanding	127,553	488,872	6,075,215	278,655

Net Asset Value, offering price and
redemption price per share (net
assets ÷ shares outstanding)	$4.69	$6.20	$8.35	$3.03

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Assets and Liabilities as of June 30, 2009 (Unaudited) (continued)

			Roszel/
	Roszel/	Roszel/	Delaware	Roszel/
	Cadence Mid	NWQ Small	Small-Mid	Lazard
	Cap Growth	Cap Value	Cap Growth	International
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$577,993	$1,704,373	$804,412	$1,957,954
Investments, at value	582,963	1,354,015	798,862	1,625,079
Repurchase agreements, at value	23,982	28,314	3,253	5,057
Total investments, at value	606,945	1,382,329	802,115	1,630,136
Cash	—	—	—	—
Foreign currency, at value	—	—	—	—
Receivables:
Capital shares sold	13,272	—	7,087	17,567
Investment advisor	7,005	3,029	3,544	—
Dividends and interest	253	826	27	4,916
Investments sold	3,441	13,640	—	38,296
Total assets	630,916	1,399,824	812,773	1,690,915

Liabilities:
Payables:
Administrative fees	1,889	2,737	2,051	2,311
Capital shares redeemed	—	36,405	—	—
Investment advisor	—	—	—	682
Investments purchased	6,466	2,842	—	29,162
Transfer agent fees	1,250	1,250	1,250	1,250
Trustees’ fees	20	6	3	64
Bank overdraft	—	—	—	522
Accrued expenses	16,853	17,837	15,116	15,550
Total liabilities	26,478	61,077	18,420	49,541
Net Assets	$604,438	$1,338,747	$794,353	$1,641,374

Net Assets Consist of:
Capital Stock, $0.001 par value
(unlimited shares authorized)	$130	$401	$183	$274
Paid-in capital	905,586	2,669,046	1,001,853	2,379,257
Accumulated undistributed investment
income (loss)—net	(293)	589	(3,227)	34,370
Accumulated realized capital gain (loss)
on investments—net	(329,937)	(1,009,245)	(202,159)	(444,709)
Unrealized appreciation
(depreciation) on investments—net	28,952	(322,044)	(2,297)	(327,818)
Net Assets	$604,438	$1,338,747	$794,353	$1,641,374
Shares Outstanding	130,031	401,044	182,868	273,964

Net Asset Value, offering price and
redemption price per share (net
assets ÷ shares outstanding)	$4.65	$3.34	$4.34	$5.99

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Assets and Liabilities as of June 30, 2009 (Unaudited) (concluded)

	Roszel/
	JPMorgan		Roszel	Roszel/
	International		BlackRock	BlackRock
	Equity		Fixed-Income	Fixed-Income
	Portfolio		Portfolio	Portfolio II
Assets:
Investments, at cost	$2,108,535		$5,724,236	$6,690,360
Investments, at value	1,550,892		5,135,192	4,805,083
Repurchase agreements, at value	—		573,420	1,927,678
Total investments, at value	1,550,892		5,708,612	6,732,761
Cash	6,504		1,505	2
Foreign currency, at value	3,528	(a)	—	—
Receivables:
Capital shares sold	—		17,899	125,776
Investment advisor	11,962		5,561	3,899
Dividends and interest	16,599		34,774	21,959
Investments sold	25,862		642,147	277
Total assets	1,615,347		6,410,498	6,884,674

Liabilities:
Payables:
Administrative fees	6,350		3,548	4,036
Capital shares redeemed	15,540		—	—
Investment advisor	—		—	—
Investments purchased	33,087		1,087,586	—
Transfer agent fees	1,271		1,250	1,250
Trustees’ fees	46		200	204
Bank overdraft	—		—	—
Accrued expenses	21,236		22,182	21,383
Total liabilities	77,530		1,114,766	26,873
Net Assets	$1,537,817		$5,295,732	$6,857,801

Net Assets Consist of:
Capital Stock, $0.001 par value
(unlimited shares authorized)	$314		$556	$650
Paid-in capital	2,609,081		6,050,909	6,824,413
Accumulated undistributed investment
income (loss)—net	21,733		(1,278)	(8,446)
Accumulated realized capital gain (loss)
on investments—net	(535,746)		(738,831)	(1,217)
Unrealized appreciation
(depreciation) on investments—net	(557,565	)(b)	(15,624)	42,401
Net Assets	$1,537,817		$5,295,732	$6,857,801
Shares Outstanding	313,774		555,635	650,416

Net Asset Value, offering price and redemption price
per share (net assets ÷ shares outstanding)	$4.90		$9.53	$10.54
____________________

(a)	Foreign currency at cost on the Roszel/JPMorgan International Portfolio was $3,524.
(b)	Includes unrealized appreciation (depreciation) on foreign currency transactions.

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Operations for the Six Months Ended June 30, 2009 (Unaudited)

	Roszel/Lord	Roszel/	Roszel/	Roszel/Fayez
	Abbett Large	Davis Large	BlackRock	Sarofim
	Cap Value	Cap Value	Equity Dividend	Large Cap
	Portfolio	Portfolio	Portfolio	Core Portfolio
Investment Income:
Dividends	$37,340	$11,171	$43,688	$16,969
Interest	10	6	19	9
Less: Foreign taxes withheld	—	(5)	(170)	—
Total income	37,350	11,172	43,537	16,978

Expenses:
Investment advisory fees	12,502	4,352	10,066	4,328
Administrative services	8,605	4,063	8,132	4,206
Professional fees	12,610	11,535	11,744	11,851
Transfer agent fees	3,750	3,750	3,750	3,750
Custodian fees	2,015	1,315	—	726
Printing and shareholder reports	910	319	666	288
Trustees’ fees and expenses	520	181	380	166
Other	2,986	2,839	2,930	2,823
Total expenses before expense
reductions	43,898	28,354	37,668	28,138
Less: Advisory fee waivers and
reimbursements, if any	(26,706)	(22,370)	(23,830)	(22,187)
Net expenses	17,192	5,984	13,838	5,951
Net investment income (loss)	20,158	5,188	29,699	11,027

Realized and Unrealized Gain (Loss):
Realized gain (loss) on:
Investments—net	(428,253)	(114,383)	(159,728)	(92,625)
Foreign currency transactions—net	—	—	—	—
Net realized gain (loss)	(428,253)	(114,383)	(159,728)	(92,625)
Change in unrealized appreciation
(depreciation) on:
Investments—net	491,268	119,787	120,596	110,013
Foreign currency transactions—net	—	—	—	—
Net change in unrealized appreciation
(depreciation)	491,268	119,787	120,596	110,013
Total realized and unrealized
gain (loss)—net	63,015	5,404	(39,132)	17,388

Net Increase (Decrease) in Net Assets
Resulting from Operations	$83,173	$10,592	$(9,433)	$28,415

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Operations for the Six Months Ended June 30, 2009 (Unaudited) (continued)

		Roszel/
	Roszel/	Santa Barbara	Roszel/	Roszel/
	AllianceBernstein	Conservative	Marsico Large	Allianz NFJ
	Large Cap	Growth	Cap Growth	Mid Cap Value
	Core Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$3,362	$27,567	$396,964	$22,070
Interest	2	17	723	5
Less: Foreign taxes withheld	(12)	—	(163)	(171)
Total income	3,352	27,584	397,524	21,904

Expenses:
Investment advisory fees	2,177	12,429	206,452	3,476
Administrative services	3,449	8,502	60,150	3,802
Professional fees	11,488	12,572	36,961	11,621
Transfer agent fees	3,750	3,750	9,194	3,750
Custodian fees	3,218	—	8,429	1,304
Printing and shareholder reports	107	800	12,344	221
Trustees’ fees and expenses	80	473	7,963	129
Other	2,768	2,602	10,010	2,798
Total expenses before expense
reductions	27,037	41,128	351,503	27,101
Less: Advisory fee waivers and
reimbursements, if any	(24,041)	(24,027)	(67,549)	(22,323)
Net expenses	2,996	17,101	283,954	4,778
Net investment income (loss)	356	10,483	113,570	17,126

Realized and Unrealized
Gain (Loss):
Realized gain (loss) on:
Investments—net	(89,340)	(229,541)	(5,463,451)	(165,857)
Foreign currency
transactions—net	—	—	—	—
Net realized gain (loss)	(89,340)	(229,541)	(5,463,451)	(165,857)
Change in unrealized appreciation
(depreciation) on:
Investments—net	187,371	565,537	8,007,637	125,908
Foreign currency
transactions—net	—	—	—	—
Net change in unrealized
appreciation (depreciation)	187,371	565,537	8,007,637	125,908
Total realized and unrealized
gain (loss)—net	98,031	335,996	2,544,186	(39,949)
Net Increase (Decrease) in
Net Assets Resulting
from Operations	$98,387	$346,479	$2,657,756	$(22,823)

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Operations for the Six Months Ended June 30, 2009 (Unaudited) (continued)

			Roszel/
	Roszel/	Roszel/	Delaware	Roszel/
	CadenceMid	NWQ Small	Small-Mid	Lazard
	Cap Growth	Cap Value	Cap Growth	International
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$2,940	$8,273	$1,016	$44,211
Interest	2	6	7	13
Less: Foreign taxes withheld	—	—	(6)	(276)
Total income	2,942	8,279	1,017	43,948

Expenses:
Investment advisory fees	2,353	5,680	3,134	7,082
Administrative services	3,544	7,657	3,873	7,227
Professional fees	11,441	11,875	11,594	12,501
Transfer agent fees	3,750	3,750	3,750	3,750
Custodian fees	4,750	2,547	2,090	2,157
Printing and shareholder reports	166	326	167	554
Trustees’ fees and expenses	94	191	102	315
Other	2,805	2,848	2,798	2,901
Total expenses before expense
reductions	28,903	34,874	27,508	36,487
Less: Advisory fee waivers and
reimbursements, if any	(25,667)	(27,189)	(23,266)	(26,911)
Net expenses	3,236	7,685	4,242	9,576
Net investment income (loss)	(294)	594	(3,225)	34,372

Realized and Unrealized Gain (Loss):
Realized gain (loss) on:
Investments—net	(123,667)	(417,993)	(125,632)	(362,046)
Foreign currency transactions—net	—	—	—	—
Net realized gain (loss)	(123,667)	(417,993)	(125,632)	(362,046)
Change in unrealized appreciation
(depreciation) on:
Investments—net	140,038	453,492	231,103	282,265
Foreign currency transactions—net	—	—	—	—
Net change in unrealized appreciation
(depreciation)	140,038	453,492	231,103	282,265
Total realized and unrealized
gain (loss)—net	16,371	35,499	105,471	(79,781)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$16,077	$36,093	$102,246	$(45,409)

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Operations for the Six Months Ended June 30, 2009 (Unaudited) (concluded)

	Roszel/
	JPMorgan	Roszel/	Roszel/
	International	BlackRock	BlackRock
	Equity	Fixed-Income	Fixed-Income
	Portfolio	Portfolio	Portfolio II
Investment Income:
Dividends	$34,111	$—	$—
Interest	141	124,600	154,311
Less: Foreign taxes withheld	(4,172)	—	—
Total income	30,080	124,600	154,311

Expenses:
Investment advisory fees	6,167	18,475	23,046
Administrative services	10,895	10,384	13,066
Professional fees	12,416	14,487	15,907
Transfer agent fees	3,770	3,904	3,750
Custodian fees	11,538	3,259	4,711
Printing and shareholder reports	456	1,839	2,223
Trustees’ fees and expenses	261	1,050	1,267
Other	2,851	3,295	3,200
Total expenses before expense
reductions	48,354	56,693	67,170
Less: Advisory fee waivers and
reimbursements, if any	(40,009)	(29,693)	(33,492)
Net expenses	8,345	27,000	33,678
Net investment income (loss)	21,735	97,600	120,633

Realized and Unrealized Gain (Loss):
Realized gain (loss) on:
Investments—net	(314,393)	(262,867)	192,124
Foreign currency transactions—net	(104)	—	—
Net realized gain (loss)	(314,497)	(262,867)	192,124
Change in unrealized appreciation
(depreciation) on:
Investments—net	378,138	195,592	(373,104)
Foreign currency transactions—net	215	—	—
Net change in unrealized appreciation
(depreciation)	378,353	195,592	(373,104)
Total realized and unrealized
gain (loss)—net	63,856	(67,275)	(180,980)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$85,591	$30,325	$(60,347)

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Changes in Net Assets

	Roszel/Lord Abbett		Roszel/Davis
	Large Cap Value		Large Cap Value
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$20,158	$64,785	$5,188	$11,512
Net realized gain (loss)	(428,253)	(519,712)	(114,383)	(182,732)
Net change in unrealized appreciation
(depreciation)	491,268	(1,578,730)	119,787	(573,998)
Net increase (decrease) in net assets
resulting from operations	83,173	(2,033,657)	10,592	(745,218)

Distributions to Shareholders From:
Investment income—net	(64,780)	(85,919)	(11,512)	(26,686)
Realized gains—net	—	(1,204,196)	—	(104,840)
Total distributions	(64,780)	(1,290,115)	(11,512)	(131,526)

Capital Share Transactions:
Shares sold	93,476	618,957	21,071	375,463
Shares issued on reinvestment of
distributions	64,780	1,290,115	11,512	131,526
Shares redeemed	(584,023)	(2,230,093)	(173,092)	(631,716)
Net increase (decrease) in net assets
derived from capital share
transactions	(425,767)	(321,021)	(140,509)	(124,727)

Net Assets:
Total increase (decrease) in
net assets	(407,374)	(3,644,793)	(141,429)	(1,001,471)
Beginning of period	3,510,590	7,155,383	1,250,365	2,251,836
End of period	$3,103,216	$3,510,590	$1,108,936	$1,250,365
Net Assets include undistributed
investment income (loss)—net	$20,150	$64,772	$5,184	$11,508

Share Transactions:
Shares sold	18,472	72,273	4,300	48,743
Shares issued on reinvestment of
distributions	11,286	174,340	1,988	15,962
Shares redeemed	(108,909)	(252,161)	(32,397)	(76,791)
Net increase (decrease) in
shares outstanding	(79,151)	(5,548)	(26,109)	(12,086)

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (continued)

	Roszel/BlackRock		Roszel/Fayez Sarofim
	Equity Dividend		Large Cap Core
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$29,699	$98,417	$11,027	$18,992
Net realized gain (loss)	(159,728)	(1,296,925)	(92,625)	(93,123)
Net change in unrealized appreciation
(depreciation)	120,596	(1,557,801)	110,013	(486,596)
Net increase (decrease) in net assets
resulting from operations	(9,433)	(2,756,309)	28,415	(560,727)

Distributions to Shareholders From:
Investment income—net	(98,411)	(134,528)	(18,991)	(18,356)
Realized gains—net	—	(1,471,373)	—	(58,215)
Total distributions	(98,411)	(1,605,901)	(18,991)	(76,571)

Capital Share Transactions:
Shares sold	210,131	518,613	180,183	481,177
Shares issued on reinvestment of
distributions	98,411	1,605,901	18,991	76,571
Shares redeemed	(112,292)	(3,455,590)	(189,447)	(321,389)
Net increase (decrease) in net assets
derived from capital share
transactions	196,250	(1,331,076)	9,727	236,359

Net Assets:
Total increase (decrease) in
net assets	88,406	(5,693,286)	19,151	(400,939)
Beginning of period	2,678,894	8,372,180	1,113,209	1,514,148
End of period	$2,767,300	$2,678,894	$1,132,360	$1,113,209
Net Assets include undistributed
investment income (loss)—net	$29,691	$98,403	$11,027	$18,991

Share Transactions:
Shares sold	50,831	94,712	24,872	46,331
Shares issued on reinvestment of
distributions	22,675	261,547	2,432	7,070
Shares redeemed	(27,269)	(568,577)	(27,060)	(30,482)
Net increase (decrease) in
shares outstanding	46,237	(212,318)	244	22,919

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (continued)

	Roszel/AllianceBernstein		Roszel/Santa Barbara
	Large Cap Core		Conservative Growth
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$356	$42	$10,483	$20,632
Net realized gain (loss)	(89,340)	(190,718)	(229,541)	(348,912)
Net change in unrealized appreciation
(depreciation)	187,371	(223,703)	565,537	(1,411,050)
Net increase (decrease) in net assets
resulting from operations	98,387	(414,379)	346,479	(1,739,330)

Distributions to Shareholders From:
Investment income—net	(41)	—	(20,632)	(17,277)
Realized gains—net	—	(150,915)	—	(767,449)
Total distributions	(41)	(150,915)	(20,632)	(784,726)

Capital Share Transactions:
Shares sold	45,993	145,655	138,420	418,627
Shares issued on reinvestment of
distributions	41	150,915	20,632	784,726
Shares redeemed	(41,810)	(205,684)	(607,609)	(1,396,593)
Net increase (decrease) in net assets
derived from capital share
transactions	4,224	90,886	(448,557)	(193,240)

Net Assets:
Total increase (decrease) in
net assets	102,570	(474,408)	(122,710)	(2,717,296)
Beginning of period	495,971	970,379	3,155,825	5,873,121
End of period	$598,541	$495,971	$3,033,115	$3,155,825
Net Assets include undistributed
investment income (loss)—net	$356	$41	$10,481	$20,630

Share Transactions:
Shares sold	11,722	31,897	25,960	60,202
Shares issued on reinvestment of
distributions	9	23,289	3,285	99,585
Shares redeemed	(9,665)	(29,188)	(102,352)	(161,364)
Net increase (decrease) in
shares outstanding	2,066	25,998	(73,107)	(1,577)

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (continued)

	Roszel/Marsico		Roszel/Allianz NFJ
	Large Cap Growth		Mid Cap Value
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$113,570	$269,359	$17,126	$43,918
Net realized gain (loss)	(5,463,451)	(14,310,122)	(165,857)	(402,702)
Net change in unrealized appreciation
(depreciation)	8,007,637	(21,096,937)	125,908	(262,291)
Net increase (decrease) in net assets
resulting from operations	2,657,756	(35,137,700)	(22,823)	(621,075)

Distributions to Shareholders From:
Investment income—net	(269,316)	(177,248)	(40,974)	(34,457)
Realized gains—net	—	(477,624)	—	(500,293)
Total distributions	(269,316)	(654,872)	(40,974)	(534,750)

Capital Share Transactions:
Shares sold	1,728,795	29,225,369	57,305	466,772
Shares issued in exchange for shares
of Roszel/Marsico Large Cap Growth
Portfolio II	366,639	—	—	—
Shares issued on reinvestment of
distributions	269,316	654,872	40,974	534,750
Shares redeemed	(10,606,231)	(13,743,688)	(148,706)	(907,637)
Net increase (decrease) in net assets
derived from capital share
transactions	(8,241,481)	16,136,553	(50,427)	93,885

Net Assets:
Total increase (decrease) in net assets	(5,853,041)	(19,656,019)	(114,224)	(1,061,940)
Beginning of period	56,570,158	76,226,177	957,582	2,019,522
End of period	$50,717,117	$56,570,158	$843,358	$957,582
Net Assets include undistributed
investment income (loss)—net	$113,543	$269,289	$19,307	$43,155

Share Transactions:
Shares sold	220,474	2,910,668	19,775	83,705
Shares issued in exchange for shares
of Roszel/Marsico Large Cap Growth
Portfolio II	51,926	—	—	—
Shares issued on reinvestment of
distributions	31,947	54,801	13,390	110,714
Shares redeemed	(1,405,995)	(1,313,700)	(51,049)	(159,717)
Net increase (decrease) in
shares outstanding	(1,101,648)	1,651,769	(17,884)	34,702

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (continued)

	Roszel/Cadence		Roszel/NWQ
	Mid Cap Growth		Small Cap Value
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$(294)	$(5,916)	$594	$3,976
Net realized gain (loss)	(123,667)	(195,919)	(417,993)	(581,675)
Net change in unrealized appreciation
(depreciation)	140,038	(403,647)	453,492	(746,083)
Net increase (decrease) in net assets
resulting from operations	16,077	(605,482)	36,093	(1,323,782)

Distributions to Shareholders From:
Investment income—net	—	—	(3,975)	(18,631)
Realized gains—net	—	(336,471)	—	(773,010)
Total distributions	—	(336,471)	(3,975)	(791,641)

Capital Share Transactions:
Shares sold	27,405	241,382	61,311	470,134
Shares issued on reinvestment of
distributions	—	336,471	3,975	791,641
Shares redeemed	(91,814)	(1,131,267)	(307,799)	(947,361)
Net increase (decrease) in net assets
derived from capital share
transactions	(64,409)	(553,414)	(242,513)	314,414

Net Assets:
Total increase (decrease) in
net assets	(48,332)	(1,495,367)	(210,395)	(1,801,009)
Beginning of period	652,770	2,148,137	1,549,142	3,350,151
End of period	$604,438	$652,770	$1,338,747	$1,549,142
Net Assets include undistributed
investment income (loss)—net	$(293)	$1	$589	$3,970

Share Transactions:
Shares sold	6,371	36,045	22,637	108,302
Shares issued on reinvestment of
distributions	—	43,983	1,190	144,197
Shares redeemed	(21,392)	(138,168)	(106,259)	(155,997)
Net increase (decrease) in
shares outstanding	(15,021)	(58,140)	(82,432)	96,502

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (continued)

	Roszel/Delaware		Roszel/Lazard
	Small-Mid Cap Growth		International
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$(3,225)	$(10,447)	$34,372	$82,630
Net realized gain (loss)	(125,632)	4,818	(362,046)	12,295
Net change in unrealized appreciation
(depreciation)	231,103	(658,595)	282,265	(1,454,987)
Net increase (decrease) in net assets
resulting from operations	102,246	(664,224)	(45,409)	(1,360,062)

Distributions to Shareholders From:
Investment income—net	—	—	(82,626)	(94,360)
Realized gains—net	(79,990)	(412,221)	(88,786)	(706,061)
Total distributions	(79,990)	(412,221)	(171,412)	(800,421)

Capital Share Transactions:
Shares sold	41,167	212,205	54,960	408,799
Shares issued on reinvestment of
distributions	79,990	412,221	171,412	800,421
Shares redeemed	(138,770)	(797,525)	(490,543)	(1,270,436)
Net increase (decrease) in net assets
derived from capital share
transactions	(17,613)	(173,099)	(264,171)	(61,216)

Net Assets:
Total increase (decrease) in
net assets	4,643	(1,249,544)	(480,992)	(2,221,699)
Beginning of period	789,710	2,039,254	2,122,366	4,344,065
End of period	$794,353	$789,710	$1,641,374	$2,122,366
Net Assets include undistributed
investment income (loss)—net	$(3,227)	$(2)	$34,370	$82,624

Share Transactions:
Shares sold	10,963	41,223	9,529	41,517
Shares issued on reinvestment of
distributions	18,389	59,742	28,286	86,345
Shares redeemed	(33,622)	(102,627)	(81,592)	(131,375)
Net increase (decrease) in
shares outstanding	(4,270)	(1,662)	(43,777)	(3,513)

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (continued)

	Roszel/JPMorgan		Roszel/BlackRock
	International Equity		Fixed-Income
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$21,735	$68,906	$97,600	$336,094
Net realized gain (loss)	(314,497)	(220,652)	(262,867)	88,275
Net change in unrealized appreciation
(depreciation)	378,353	(1,152,280)	195,592	(335,124)
Net increase (decrease) in net assets
resulting from operations	85,591	(1,304,026)	30,325	89,245

Distributions to Shareholders From:
Investment income—net	(69,134)	(922)	(104,414)	(338,651)
Realized gains—net	—	(1,044,746)	—	—
Total distributions	(69,134)	(1,045,668)	(104,414)	(338,651)

Capital Share Transactions:
Shares sold	59,096	591,692	613,490	531,729
Shares issued on reinvestment of
distributions	69,134	1,045,668	104,414	338,651
Shares redeemed	(377,194)	(833,539)	(1,137,201)	(4,231,094)
Net increase (decrease) in net assets
derived from capital share
transactions	(248,964)	803,821	(419,297)	(3,360,714)

Net Assets:
Total increase (decrease) in
net assets	(232,507)	(1,545,873)	(493,386)	(3,610,120)
Beginning of period	1,770,324	3,316,197	5,789,118	9,399,238
End of period	$1,537,817	$1,770,324	$5,295,732	$5,789,118
Net Assets include undistributed
investment income (loss)—net	$21,733	$69,132	$(1,278)	$5,536

Share Transactions:
Shares sold	14,471	79,168	64,925	54,552
Shares issued on reinvestment of
distributions	13,939	144,031	11,021	34,763
Shares redeemed	(90,692)	(105,889)	(119,951)	(438,791)
Net increase (decrease) in
shares outstanding	(62,282)	117,310	(44,005)	(349,476)

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (concluded)

	Roszel/BlackRock
	Fixed-Income Portfolio II
	Six Months
	Ended	Year Ended
	June 30, 2009	December 31,
	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$120,633	$276,093
Net realized gain (loss)	192,124	88,025
Net change in unrealized appreciation (depreciation)	(373,104)	301,779
Net increase (decrease) in net assets resulting from operations	(60,347)	665,897

Distributions to Shareholders From:
Investment income—net	(134,688)	(277,350)
Realized gains—net	—	—
Total distributions	(134,688)	(277,350)

Capital Share Transactions:
Shares sold	305,523	3,255,469
Shares issued on reinvestment of distributions	134,688	277,350
Shares redeemed	(719,613)	(2,910,886)
Net increase (decrease) in net assets derived
from capital share transactions	(279,402)	621,933

Net Assets:
Total increase (decrease) in net assets	(474,437)	1,010,480
Beginning of period	7,332,238	6,321,758
End of period	$6,857,801	$7,332,238
Net Assets include undistributed investment income (loss)—net	$(8,446)	$5,609

Share Transactions:
Shares sold	28,711	315,126
Shares issued on reinvestment of distributions	12,646	26,675
Shares redeemed	(67,513)	(278,910)
Net increase (decrease) in shares outstanding	(26,156)	62,891

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements and are intended to help you understand the financial performance of the Portfolios for the past five years. Per Share Operating Performance reflects financial results for a single Portfolio share. Total Return represents the rate that an investor would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

	Roszel/Lord Abbett
	Large Cap Value Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$5.61		$11.34	$12.15	$12.74	$14.09	$12.90
Investment income (loss)—net (a)(b)	0.03		0.10	0.13	0.15	0.11	0.10
Realized and unrealized gain (loss) on investments—net	0.16		(3.37)	0.37	1.90	0.14	1.49
Total from investment operations	0.19		(3.27)	0.50	2.05	0.25	1.59
Distributions to shareholders from:
Investment income—net	(0.12)		(0.16)	(0.15)	(0.15)	(0.13)	(0.06)
Realized gains—net	—		(2.30)	(1.16)	(2.49)	(1.47)	(0.34)
Total distributions	(0.12)		(2.46)	(1.31)	(2.64)	(1.60)	(0.40)
Net asset value, end of period	$5.68		$5.61	$11.34	$12.15	$12.74	$14.09

Total Return (c)	3.31	%(d)	(34.05)%	3.77%	18.30%	2.26%	12.61%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	2.81	%(f)	2.09%	1.65%	1.58%	1.55%	1.49%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.09%	1.09%	1.09%	1.10%
Investment income (loss)—net before expense
reductions (e)	(0.42	)%(f)	0.26%	0.49%	0.68%	0.41%	0.40%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	1.29	%(f)	1.25%	1.05%	1.16%	0.86%	0.79%
Investment income (loss)—net of all reductions (b)	1.29	%(f)	1.25%	1.06%	1.17%	0.87%	0.79%
Supplemental Data:
Net assets, end of period (in thousands)	$3,103		$3,511	$7,155	$8,729	$9,250	$12,773
Portfolio turnover rate	22	%(d)	60%	66%	38%	30%	36%

	Roszel/Davis
	Large Cap Value Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$5.72		$9.76	$10.53	$9.72	$11.45	$10.90
Investment income (loss)—net (a)(b)	0.03		0.05	0.15	0.11	0.13	0.16
Realized and unrealized gain (loss) on investments—net	0.07		(3.45)	0.06	1.68	0.24	1.31
Total from investment operations	0.10		(3.40)	0.21	1.79	0.37	1.47
Distributions to shareholders from:
Investment income—net	(0.06)		(0.13)	(0.13)	(0.15)	(0.16)	(0.12)
Realized gains—net	—		(0.51)	(0.85)	(0.83)	(1.94)	(0.80)
Total distributions	(0.06)		(0.64)	(0.98)	(0.98)	(2.10)	(0.92)
Net asset value, end of period	$5.76		$5.72	$9.76	$10.53	$9.72	$11.45

Total Return (c)	1.74	%(d)	(36.83)%	1.70%	19.81%	4.16%	14.30%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	5.21	%(f)	3.83%	2.97%	2.74%	2.60%	3.01%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.10%	1.08%	1.06%	1.04%
Investment income (loss)—net before expense
reductions (e)	(3.16	)%(f)	(2.07)%	(0.76)%	(0.59)%	(0.24)%	(0.50)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	0.95	%(f)	0.66%	1.10%	1.05%	1.26%	1.41%
Investment income (loss)—net of all reductions (b)	0.95	%(f)	0.66%	1.10%	1.07%	1.30%	1.47%
Supplemental Data:
Net assets, end of period (in thousands)	$1,109		$1,250	$2,252	$2,702	$3,051	$3,063
Portfolio turnover rate	12	%(d)	22%	8%	100%	58%	94%

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Financial Highlights (continued)

	Roszel/BlackRock
	Equity Dividend Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$4.48		$10.33	$12.11	$11.69	$13.26	$11.91
Investment income (loss)—net (a)(b)	0.05		0.14	0.15	0.17	0.17	0.18
Realized and unrealized gain (loss) on investments—net	(0.07)		(3.85)	(0.27)	1.93	0.05	1.46
Total from investment operations	(0.02)		(3.71)	(0.12)	2.10	0.22	1.64
Distributions to shareholders from:
Investment income—net	(0.16)		(0.18)	(0.20)	(0.20)	(0.23)	(0.13)
Realized gains—net	—		(1.96)	(1.46)	(1.48)	(1.56)	(0.16)
Total distributions	(0.16)		(2.14)	(1.66)	(1.68)	(1.79)	(0.29)
Net asset value, end of period	$4.30		$4.48	$10.33	$12.11	$11.69	$13.26

Total Return (c)	(0.52	)%(d)	(41.52)%	(2.17)%	19.95%	2.14%	14.03%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	2.99	%(f)	2.28%	1.61%	1.47%	1.42%	1.38%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income (loss)—net before expense
reductions (e)	0.47	%(f)	0.69%	0.81%	1.08%	1.03%	1.23%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	2.36	%(f)	1.87%	1.32%	1.45%	1.35%	1.51%
Investment income (loss)—net of all reductions (b)	2.36	%(f)	1.87%	1.32%	1.45%	1.35%	1.51%
Supplemental Data:
Net assets, end of period (in thousands)	$2,767		$2,679	$8,372	$12,115	$13,132	$15,297
Portfolio turnover rate	6	%(d)	80%	29%	23%	27%	26%

	Roszel/Fayez Sarofim
	Large Cap Core Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$7.64		$12.33	$11.86	$11.31	$11.67	$11.42
Investment income (loss)—net (a)(b)	0.07		0.14	0.15	0.15	0.15	0.08
Realized and unrealized gain (loss) on investments—net	0.18		(4.24)	0.85	1.25	0.24	0.51
Total from investment operations	0.25		(4.10)	1.00	1.40	0.39	0.59
Distributions to shareholders from:
Investment income—net	(0.13)		(0.14)	(0.15)	(0.21)	(0.04)	(0.03)
Realized gains—net	—		(0.45)	(0.38)	(0.64)	(0.71)	(0.31)
Total distributions	(0.13)		(0.59)	(0.53)	(0.85)	(0.75)	(0.34)
Net asset value, end of period	$7.76		$7.64	$12.33	$11.86	$11.31	$11.67

Total Return (c)	3.30	%(d)	(34.63)%	8.51%	13.10%	3.52%	5.27%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	5.20	%(f)	4.33%	3.76%	3.96%	3.53%	6.36%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income (loss)—net before expense
reductions (e)	(2.06	)%(f)	(1.82)%	(1.42)%	(1.51)%	(1.14)%	(4.56)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	2.04	%(f)	1.41%	1.25%	1.35%	1.29%	0.70%
Investment income (loss)—net of all reductions (b)	2.04	%(f)	1.41%	1.25%	1.35%	1.29%	0.70%
Supplemental Data:
Net assets, end of period (in thousands)	$1,132		$1,113	$1,514	$1,388	$1,515	$1,031
Portfolio turnover rate	6	%(d)	18%	31%	35%	63%	116%

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Financial Highlights (continued)

	Roszel/AllianceBernstein
	Large Cap Core Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$3.95		$9.75	$9.63	$11.06	$11.27	$11.07
Investment income (loss)—net (a)(b)	0.00	†	0.00 †	0.01	0.07	0.02	0.05
Realized and unrealized gain (loss) on investments—net	0.74		(4.11)	1.18	0.06	0.77	0.36
Total from investment operations	0.74		(4.11)	1.19	0.13	0.79	0.41
Distributions to shareholders from:
Investment income—net	(0.00	)†	—	(0.10)	(0.02)	(0.05)	(0.04)
Realized gains—net	—		(1.69)	(0.97)	(1.54)	(0.95)	(0.17)
Total distributions	(0.00	)†	(1.69)	(1.07)	(1.56)	(1.00)	(0.21)
Net asset value, end of period	$4.69		$3.95	$9.75	$9.63	$11.06	$11.27

Total Return (c)	18.74	%(d)	(48.95)%	13.10%	1.84%	8.04%	3.81%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	9.93	%(f)	7.86%	4.75%	3.55%	3.00%	3.09%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.08%	1.05%	1.09%	1.10%
Investment income (loss)—net before expense
reductions (e)	(8.70	)%(f)	(6.76)%	(3.60)%	(1.80)%	(1.74)%	(1.53)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	0.13	%(f)	0.01%	0.05%	0.65%	0.16%	0.46%
Investment income (loss)—net of all reductions (b)	0.13	%(f)	0.01%	0.07%	0.70%	0.17%	0.46%
Supplemental Data:
Net assets, end of period (in thousands)	$599		$496	$970	$1,469	$1,867	$2,481
Portfolio turnover rate	49	%(d)	117%	106%	107%	50%	47%

	Roszel/Santa Barbara
	Conservative Growth Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$5.62		$10.42	$10.55	$10.66	$11.31	$10.88
Investment income (loss)—net (a)(b)	0.02		0.04	0.03	0.03	0.03	0.05
Realized and unrealized gain (loss) on investments—net	0.60		(3.23)	0.81	0.90	(0.02)	0.39
Total from investment operations	0.62		(3.19)	0.84	0.93	0.01	0.44
Distributions to shareholders from:
Investment income—net	(0.04)		(0.04)	(0.03)	(0.04)	(0.06)	(0.01)
Realized gains—net	—		(1.57)	(0.94)	(1.00)	(0.60)	—
Total distributions	(0.04)		(1.61)	(0.97)	(1.04)	(0.66)	(0.01)
Net asset value, end of period	$6.20		$5.62	$10.42	$10.55	$10.66	$11.31

Total Return (c)	11.02	%(d)	(35.09)%	7.84%	9.87%	0.33%	4.08%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	2.65	%(f)	2.34%	1.67%	1.67%	1.58%	1.52%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.11%	1.10%	1.10%	1.10%
Investment income (loss)—net before expense
reductions (e)	(0.87	)%(f)	(0.78)%	(0.32)%	(0.30)%	(0.22)%	0.04%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	0.67	%(f)	0.46%	0.25%	0.27%	0.26%	0.46%
Investment income (loss)—net of all reductions (b)	0.67	%(f)	0.46%	0.25%	0.27%	0.26%	0.46%
Supplemental Data:
Net assets, end of period (in thousands)	$3,033		$3,156	$5,873	$7,467	$8,761	$10,900
Portfolio turnover rate	26	%(d)	52%	63%	64%	44%	28%

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Financial Highlights (continued)

	Roszel/Marsico
	Large Cap Growth Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$7.88		$13.80	$11.28	$11.18	$11.54	$11.32
Investment income (loss)—net (a)(b)	0.02		0.04	0.07	0.01	(0.01)	0.01
Realized and unrealized gain (loss) on investments—net	0.49		(5.86)	2.45	0.60	0.30	0.48
Total from investment operations	0.51		(5.82)	2.52	0.61	0.29	0.49
Distributions to shareholders from:
Investment income—net	(0.04)		(0.03)	—	—	(0.01)	(0.00)†
Realized gains—net	—		(0.07)	—	(0.51)	(0.64)	(0.27)
Total distributions	(0.04)		(0.10)	—	(0.51)	(0.65)	(0.27)
Net asset value, end of period	$8.35		$7.88	$13.80	$11.28	$11.18	$11.54

Total Return (c)	6.51	%(d)	(42.43)%	22.34%	5.69%	2.92%	4.53%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.36	%(f)	1.22%	1.15%	2.11%	2.10%	2.27%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.10%	1.10%	1.08%	0.89%
Investment income (loss)—net before expense
reductions (e)	0.18	%(f)	0.28%	0.49%	(0.94)%	(1.11)%	(1.30)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	0.44	%(f)	0.39%	0.54%	0.07%	(0.11)%	(0.13)%
Investment income (loss)—net of all reductions (b)	0.44	%(f)	0.39%	0.54%	0.07%	(0.09)%	(0.08)%
Supplemental Data:
Net assets, end of period (in thousands)	$50,717		$56,570	$76,226	$4,923	$4,033	$4,170
Portfolio turnover rate	46	%(d)	80%	63%	61%	97%	149%

	Roszel/Alliance NFJ
	Mid Cap Value Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$3.23		$7.71	$7.97	$9.71	$11.57	$10.53
Investment income (loss)—net (a)(b)	0.06		0.16	0.12	0.12	0.09	(0.02)
Realized and unrealized gain (loss) on investments—net	(0.11)		(2.40)	0.00	0.80	(0.14)	1.11
Total from investment operations	(0.05)		(2.24)	0.12	0.92	(0.05)	1.09
Distributions to shareholders from:
Investment income—net	(0.15)		(0.14)	(0.13)	(0.11)	—	(0.01)
Realized gains—net	—		(2.10)	(0.25)	(2.55)	(1.81)	(0.04)
Total distributions	(0.15)		(2.24)	(0.38)	(2.66)	(1.81)	(0.05)
Net asset value, end of period	$3.03		$3.23	$7.71	$7.97	$9.71	$11.57

Total Return (c)	(1.49	)%(d)	(38.67)%	1.08%	12.77%	0.50%	10.37%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	6.24	%(f)	4.21%	3.21%	2.58%	2.27%	2.16%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.10%	1.04%	1.09%	1.10%
Investment income (loss)—net before expense
reductions (e)	(1.20	)%(f)	(0.24)%	(0.62)%	(0.14)%	(0.29)%	(1.25)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	3.94	%(f)	2.87%	1.50%	1.34%	0.88%	(0.19)%
Investment income (loss)—net of all reductions (b)	3.94	%(f)	2.87%	1.50%	1.40%	0.89%	(0.19)%
Supplemental Data:
Net assets, end of period (in thousands)	$843		$958	$2,020	$2,704	$3,177	$4,121
Portfolio turnover rate	23	%(d)	77%	114%	19%	119%	62%

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Financial Highlights (continued)

	Roszel/Cadence
	Mid Cap Growth Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$4.50		$10.57	$9.83	$12.01	$11.01	$11.21
Investment income (loss)—net (a)(b)	(0.00	)†	(0.04)	(0.03)	(0.04)	(0.03)	(0.03)
Realized and unrealized gain (loss) on investments—net	0.15		(3.74)	2.18	0.76	1.38	0.67
Total from investment operations	0.15		(3.78)	2.15	0.72	1.35	0.64
Distributions to shareholders from:
Realized gains—net	—		(2.29)	(1.41)	(2.90)	(0.35)	(0.84)
Net asset value, end of period	$4.65		$4.50	$10.57	$9.83	$12.01	$11.01

Total Return (c)	3.10	%(d)	(44.59)%	22.58%	7.60%	12.61%	6.33%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	9.83	%(f)	5.02%	3.55%	2.89%	2.55%	2.52%
Expenses net of waivers and reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.10%	1.10%	1.09%	0.87%
Investment income (loss)—net before expense
reductions (e)	(8.82	)%(f)	(4.36)%	(2.69)%	(2.13)%	(1.75)%	(1.95)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	(0.10	)%(f)	(0.44)%	(0.24)%	(0.34)%	(0.30)%	(0.53)%
Investment income (loss)—net of all reductions (b)	(0.10	)%(f)	(0.44)%	(0.24)%	(0.34)%	(0.29)%	(0.30)%
Supplemental Data:
Net assets, end of period (in thousands)	$604		$653	$2,148	$2,225	$2,663	$3,326
Portfolio turnover rate	90	%(d)	143%	220%	81%	148%	180%

	Roszel/NWQ
	Small Cap Value Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$3.20		$8.66	$12.25	$12.98	$14.01	$11.84
Investment income (loss)—net (a)(b)	0.00	†	0.01	0.05	0.07	0.05	0.02
Realized and unrealized gain (loss) on investments—net	0.15		(3.20)	(0.21)	2.41	1.27	3.29
Total from investment operations	0.15		(3.19)	(0.16)	2.48	1.32	3.31
Distributions to shareholders from:
Investment income—net	(0.01)		(0.05)	(0.05)	(0.05)	(0.02)	(0.02)
Realized gains—net	—		(2.22)	(3.38)	(3.16)	(2.33)	(1.12)
Total distributions	(0.01)		(2.27)	(3.43)	(3.21)	(2.35)	(1.14)
Net asset value, end of period	$3.34		$3.20	$8.66	$12.25	$12.98	$14.01

Total Return (c)	4.68	%(d)	(47.72)%	(5.49)%	20.02%	11.86%	29.65%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	5.22	%(f)	3.38%	2.14%	1.79%	1.81%	1.99%
Expenses net of waivers and reimbursements, if any (g)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions (b)	1.15	%(f)	1.15%	1.09%	1.13%	1.12%	1.11%
Investment income (loss)—net before expense
reductions (e)	(3.98	)%(f)	(2.06)%	(0.59)%	(0.16)%	(0.31)%	(0.71)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	0.09	%(f)	0.17%	0.41%	0.48%	0.35%	0.13%
Investment income (loss)—net of all reductions (b)	0.09	%(f)	0.17%	0.46%	0.51%	0.38%	0.17%
Supplemental Data:
Net assets, end of period (in thousands)	$1,339		$1,549	$3,350	$5,296	$5,892	$6,187
Portfolio turnover rate	46	%(d)	61%	32%	31%	39%	46%

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Financial Highlights (continued)

	Roszel/Delaware
	Small-Mid Cap Growth Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$4.22		$10.80	$12.25	$12.14	$11.70	$10.38
Investment income (loss)—net (a)(b)	(0.02)		(0.06)	(0.07)	(0.07)	(0.07)	(0.08)
Realized and unrealized gain (loss) on investments—net	0.63		(3.84)	1.71	1.21	0.92	1.40
Total from investment operations	0.61		(3.90)	1.64	1.14	0.85	1.32
Distributions to shareholders from:
Realized gains—net	(0.49)		(2.68)	(3.09)	(1.03)	(0.41)	—
Net asset value, end of period	$4.34		$4.22	$10.80	$12.25	$12.14	$11.70

Total Return (c)	14.44	%(d)	(45.78)%	13.39%	9.85%	7.79%	12.72%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	7.46	%(f)	4.82%	2.90%	2.49%	2.37%	2.84%
Expenses net of waivers and reimbursements, if any (g)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions (b)	1.15	%(f)	1.15%	1.11%	1.12%	1.14%	1.15%
Investment income (loss)—net before expense
reductions (e)	(7.18	)%(f)	(4.47)%	(2.41)%	(1.92)%	(1.87)%	(2.40)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	(0.87	)%(f)	(0.81)%	(0.66)%	(0.58)%	(0.65)%	(0.71)%
Investment income (loss)—net of all reductions (b)	(0.87	)%(f)	(0.81)%	(0.62)%	(0.55)%	(0.64)%	(0.71)%
Supplemental Data:
Net assets, end of period (in thousands)	$794		$790	$2,039	$2,764	$3,473	$3,475
Portfolio turnover rate	51	%(d)	62%	54%	47%	62%	42%

	Roszel/Lazard
	International Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$6.68		$13.52	$14.68	$13.22	$13.25	$11.51
Investment income (loss)—net (a)(b)	0.13		0.26	0.27	0.20	0.20	0.15
Realized and unrealized gain (loss) on investments—net	(0.11)		(4.29)	0.94	2.67	0.82	1.71
Total from investment operations	0.02		(4.03)	1.21	2.87	1.02	1.86
Distributions to shareholders from:
Investment income—net	(0.34)		(0.33)	(0.24)	(0.21)	(0.16)	(0.07)
Realized gains—net	(0.37)		(2.48)	(2.13)	(1.20)	(0.89)	(0.05)
Total distributions	(0.71)		(2.81)	(2.37)	(1.41)	(1.05)	(0.12)
Net asset value, end of period	$5.99		$6.68	$13.52	$14.68	$13.22	$13.25

Total Return (c)	0.11	%(d)	(35.60)%	8.09%	22.93%	8.48%	16.30%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	4.38	%(f)	2.70%	2.07%	1.90%	2.00%	2.20%
Expenses net of waivers and reimbursements, if any (g)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions (b)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Investment income (loss)—net before expense
reductions (e)	0.90	%(f)	1.02%	1.00%	0.71%	0.71%	0.23%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	4.13	%(f)	2.56%	1.92%	1.46%	1.56%	1.28%
Investment income (loss)—net of all reductions (b)	4.13	%(f)	2.56%	1.92%	1.46%	1.56%	1.28%
Supplemental Data:
Net assets, end of period (in thousands)	$1,641		$2,122	$4,344	$5,307	$5,067	$4,827
Portfolio turnover rate	32	%(d)	41%	30%	33%	29%	30%

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Financial Highlights (continued)

	Roszel/JPMorgan
	International Equity Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$4.71		$12.82	$12.82	$10.97	$12.34	$11.90
Investment income (loss)—net (a)(b)	0.07		0.22	0.17	0.08	0.05	0.15
Realized and unrealized gain (loss) on investments—net	0.35		(4.03)	0.86	2.22	1.52	1.16
Total from investment operations	0.42		(3.81)	1.03	2.30	1.57	1.31
Distributions to shareholders from:
Investment income—net	(0.23)		(0.00)†	(0.17)	(0.28)	(0.28)	(0.19)
Realized gains—net	—		(4.30)	(0.86)	(0.17)	(2.66)	(0.68)
Total distributions	(0.23)		(4.30)	(1.03)	(0.45)	(2.94)	(0.87)
Net asset value, end of period	$4.90		$4.71	$12.82	$12.82	$10.97	$12.34

Total Return (c)	8.82	%(d)	(41.50)%	7.86%	21.44%	16.91%	11.83%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	6.66	%(f)	4.20%	3.65%	2.28%	2.51%	2.83%
Expenses net of waivers and reimbursements, if any (g)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions (b)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.12%
Investment income (loss)—net before expense
reductions (e)	(2.52	)%(f)	(0.39)%	(1.21)%	(0.47)%	(0.91)%	(0.44)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	3.00	%(f)	2.65%	1.29%	0.66%	0.45%	1.24%
Investment income (loss)—net of all reductions (b)	3.00	%(f)	2.65%	1.29%	0.66%	0.45%	1.27%
Supplemental Data:
Net assets, end of period (in thousands)	$1,538		$1,770	$3,316	$3,678	$3,250	$2,993
Portfolio turnover rate	20	%(d)	22%	118%	45%	77%	168%

	Roszel/BlackRock
	Fixed-Income Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$9.65		$9.90	$9.74	$9.80	$10.05	$10.14
Investment income (loss)—net (a)(b)	0.16		0.40	0.38	0.34	0.31	0.26
Realized and unrealized gain (loss) on investments—net	(0.11)		(0.24)	0.21	(0.04)	(0.21)	(0.02)
Total from investment operations	0.05		0.16	0.59	0.30	0.10	0.24
Distributions to shareholders from:
Investment income—net	(0.17)		(0.41)	(0.43)	(0.36)	(0.35)	(0.33)
Net asset value, end of period	$9.53		$9.65	$9.90	$9.74	$9.80	$10.05

Total Return (c)	0.59	%(d)	1.64%	6.19%	3.17%	0.98%	2.04%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.99	%(f)	1.62%	1.50%	1.36%	1.27%	1.22%
Expenses net of waivers and reimbursements, if any (g)	0.95	%(f)	0.95%	0.95%	0.95%	0.95%	0.97	%(h)
Expenses net of all reductions (b)	0.95	%(f)	0.95%	0.95%	0.95%	0.95%	0.97%
Investment income (loss)—net before expense
reductions (e)	2.39	%(f)	3.44%	3.38%	3.10%	2.80%	2.35%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	3.43	%(f)	4.11%	3.93%	3.51%	3.12%	2.60%
Investment income (loss)—net of all reductions (b)	3.43	%(f)	4.11%	3.93%	3.51%	3.12%	2.60%
Supplemental Data:
Net assets, end of period (in thousands)	$5,296		$5,789	$9,399	$10,615	$13,286	$15,569
Portfolio turnover rate	142	%(d)	248%	207%	21%	28%	38%

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Financial Highlights (concluded)

	Roszel/BlackRock
	Fixed-Income Portfolio II
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$10.84		$10.30	$10.15	$10.24	$10.41	$10.33
Investment income (loss)—net (a)(b)	0.18		0.39	0.45	0.44	0.38	0.40
Realized and unrealized gain (loss) on investments—net	(0.28)		0.55	0.20	(0.08)	(0.16)	0.05
Total from investment operations	(0.10)		0.94	0.65	0.36	0.22	0.45
Distributions to shareholders from:
Investment income—net	(0.20)		(0.40)	(0.50)	(0.45)	(0.39)	(0.37)
Net asset value, end of period	$10.54		$10.84	$10.30	$10.15	$10.24	$10.41

Total Return (c)	(0.90	)%(d)	9.41%	6.59%	3.62%	2.12%	4.11%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.89	%(f)	1.70%	1.53%	1.63%	1.55%	1.42%
Expenses net of waivers and reimbursements, if any (g)	0.95	%(f)	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses net of all reductions (b)	0.95	%(f)	0.95%	0.95%	0.95%	0.95%	0.95%
Investment income (loss)—net before expense
reductions (e)	2.46	%(f)	3.04%	3.83%	3.73%	3.08%	2.66%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	3.40	%(f)	3.79%	4.41%	4.41%	3.68%	3.13%
Investment income (loss)—net of all reductions (b)	3.40	%(f)	3.79%	4.41%	4.41%	3.68%	3.13%
Supplemental Data:
Net assets, end of period (in thousands)	$6,858		$7,332	$6,322	$8,236	$8,956	$10,245
Portfolio turnover rate	329	%(d)	461%	239%	215%	248%	406%
____________________

Notes to Financial Highlights:

(a)	Based on average shares outstanding during the respective periods.

(b)	Includes advisory waivers, expense reimbursements and expense reductions from commission recapture agreements, if any.

(c)

Total returns are based on changes in net asset values for the periods shown, and assumes reinvestment of all dividends and capital gains distributions (if any) for the Portfolio at the net asset value on the ex-dividend date. Total returns include the effect of expense reductions resulting from advisory fee waivers, expense reimbursements in excess of expense limitations and commission recapture agreements (if any). Total returns would have been lower without expense reductions. Total returns do not include insurance company separate account related fees and expenses. Such fees and expenses would reduce the overall returns shown. Past results shown should not be considered a representation of future performance. Total returns and principal values will fluctuate such that shares, when redeemed, may be worth more or less than their original cost.

(d)	Not annualized

(e)	Does not include advisory waivers and expense reimbursements and excludes expense reductions from commission recapture agreements, if any.

(f)	Annualized

(g)	Includes advisory waivers and expense reimbursements and excludes expense reductions from commission recapture agreements, if any.

(h)

The portfolio's expense ratio net of waivers and reimbursements was lowered from 1.00% to 0.95% effective May 1, 2004. The ratio shown reflects the effects of the higher expense ratio for the period January 1 through April 30, 2004.

†	Per share amount is less than $0.01.

See Notes to Financial Statements.

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

     MLIG Variable Insurance Trust (the “Trust”) is a statutory trust organized in the state of Delaware. It is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Advisor to these Portfolios is Roszel Advisors, LLC (the “Advisor”). The Trust is comprised of twenty-three separate investment portfolios, each of which is, in effect, a separate mutual fund. Fifteen portfolios are included in this semi-annual report consisting of Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Davis Large Cap Value Portfolio, Roszel/BlackRock Equity Dividend Portfolio, Roszel/Fayez Sarofim Large Cap Core Portfolio, Roszel/AllianceBernstein Large Cap Core Portfolio, Roszel/Santa Barbara Conservative Growth Portfolio (formerly Roszel/Rittenhouse Large Cap Growth Portfolio), Roszel/Marsico Large Cap Growth Portfolio, Roszel/Allianz NFJ Mid Cap Value Portfolio, Roszel/Cadence Mid Cap Growth Portfolio, Roszel/NWQ Small Cap Value Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/Lazard International Portfolio, Roszel/JPMorgan International Equity Portfolio, Roszel/BlackRock Fixed-Income Portfolio and Roszel/BlackRock Fixed-Income Portfolio II (formerly Roszel/Lord Abbett Government Securities Portfolio), and (the “Portfolios”). Each Portfolio currently offers one class of shares to a separate account of Merrill Lynch Life Insurance Company (“MLLIC”) and ML Life Insurance Company of New York (“MLLICNY”). MLLIC and MLLICNY are wholly owned subsidiaries of AEGON U.S.A. The Portfolios serve as funding vehicles for certain variable annuity insurance contracts issued by MLLIC & MLLICNY. The Trust does not offer its shares directly to the public. The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

     (a) Valuation of investments—Portfolio securities are valued most often on the basis of market quotations. Equity securities and other investments listed on any US or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day. Securities of foreign issuers generally are valued on the basis of quotation from the primary market in which they are traded. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. Income-bearing securities with a maturity of 61 days or more are valued using dealer supplied quotations or prices supplied by qualified pricing services selected by J. P. Morgan Investor Services Co. (the “Administrator”) pursuant to procedures established by the Trust’s Board of Trustees (the “Board”). These prices are derived from the pricing services pricing model. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short term debt securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates market value. Investments in other investment companies are valued at the daily closing net asset value of the respective investment company.

     If quotations are not readily available for a security, or if the Advisor or Administrator believes that the quotation or other market price for a security does not represent its fair value, the Valuation Committee of the Trust may value the security using procedures approved by the Trust’s Board that are designed to establish the security’s fair value (“valuation procedures”). While the valuation procedures may be used to value any security, most often they are used to establish the values of small capitalization securities, lower-rated securities or securities of foreign issuers. The Advisor relies on its valuation procedures in connection with securities of foreign issuers whose principal trading market is outside the U.S. and/or are non-U.S. dollars securities. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). From time to time, events occur that affect foreign issuers or securities after the close of trading in the securities but before the close of business on the NYSE. In these situations, the fair value of the security as determined using the valuation procedures may be different from the last available quotation or other market price.

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

The valuation procedures for securities of foreign issuers and/or non-U.S. dollars securities will, in most cases, include consultation with an independent fair value pricing service. Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by the Valuation Committee of the Trust under the valuation procedures for any security may vary from the last quoted sale price or the market close price, or from the value given to the same security by an independent pricing service, other financial institutions or investment managers or the Valuation Committee itself had it used a different methodology to value the security. The Trust and the Advisor cannot assure that a security can be sold at the fair value assigned to it at any time.

     Furthermore, in addition to the fair valuation policies described above, and in accordance with procedures adopted by the Board of Trustees, the Roszel/JPMorgan International Equity Portfolio applies fair value pricing on a daily basis for equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Roszel/JPMorgan International Equity Portfolio calculates its net asset value.

     The Portfolios has adopted the Statement of Financial Accounting Standards No. 157, (“FAS 157”) “Fair Value Measurements,” which establishes a framework for measuring fair value and requires disclosure surrounding the various inputs that are used in determining the value of the Portfolios’ investments. These inputs are summarized into the three broad levels listed below:

• Level 1 —	Quoted prices in active markets for identical securities.

• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

     The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Portfolio/Investment Type	(Level 1)	(Level 2)	(Level 3)	Total

Roszel/Lord Abbett Large Cap Value Portfolio
Common Stocks	$3,059,355	$—	$—	$3,059,355
Total Investments	$3,059,355	$—	$—	$3,059,355

Roszel/Davis Large Cap Value Portfolio
Common Stocks	$1,078,261	$—	$—	$1,078,261
Short-Term Securities	—	55,478	—	55,478
Total Investments	$1,078,261	$55,478	$—	$1,133,739

Roszel/BlackRock Equity Dividend Portfolio
Common Stocks	$2,423,155	$—	$—	$2,423,155
Short-Term Securities	—	413,935	—	413,935
Total Investments	$2,423,155	$413,935	$—	$2,837,090

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Portfolio/Investment Type	(Level 1)	(Level 2)	(Level 3)	Total

Roszel/Fayez Sarofim Large Cap Core Portfolio
Common Stocks	$1,087,783	$—	$ —	$1,087,783
Short-Term Securities	—	48,777	—	48,777
Total Investments	$1,087,783	$48,777	$ —	$1,136,560

Roszel/AllianceBernstein Large Cap Core Portfolio
Common Stocks	$602,753	$—	$ —	$602,753
Short-Term Securities	—	9,711	—	9,711
Total Investments	$602,753	$9,711	$ —	$612,464

Roszel/Santa Barbara Conservative Growth Portfolio
Common Stocks	$3,248,967	$—	$ —	$3,248,967
Total Investments	$3,248,967	$—	$ —	$3,248,967

Roszel/Marsico Large Cap Growth Portfolio
Common Stocks	$48,799,170	$—	$ —	$48,799,170
Preferred Stocks	235,265	—	—	235,265
Short-Term Securities	—	3,574,210	—	3,574,210
Total Investments	$49,034,435	$3,574,210	$ —	$52,608,645

Roszel/Allianz NFJ Mid Cap Value Portfolio
Common Stocks	$850,618	$—	$ —	$850,618
Short-Term Securities	—	16,527	—	16,527
Total Investments	$850,618	$16,527	$ —	$867,145

Roszel/Cadence Mid Cap Growth Portfolio
Common Stocks	$582,963	$—	$ —	$582,963
Short-Term Securities	—	23,982	—	23,982
Total Investments	$582,963	$23,982	$ —	$606,945

Roszel/NWQ Small Cap Value Portfolio
Common Stocks	$1,354,015	$—	$ —	$1,354,015
Short-Term Securities	—	28,314	—	28,314
Total Investments	$1,354,015	$28,314	$ —	$1,382,329

Roszel/Delaware Small-Mid Cap Growth Portfolio
Common Stocks	$798,727	$—	$ —	$798,727
Rights	135	—	—	135
Short-Term Securities	—	3,253	—	3,253
Total Investments	$798,862	$3,253	$ —	$802,115

Roszel/Lazard International Portfolio
Common Stocks	$1,625,079	$—	$ —	$1,625,079
Short-Term Securities	—	5,057	—	5,057
Total Investments	$1,625,079	$5,057	$ —	$1,630,136

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Portfolio/Investment Type/Sector	(Level 1)	(Level 2)	(Level 3)	Total

Roszel/JPMorgan International Equity Portfolio
Common Stocks and Rights, by Sector:
Consumer Discretionary	$—	$142,611	$ —	$142,611
Consumer Staples	9,801	145,503	—	155,304
Energy	17,621	130,726	—	148,347
Financials	—	360,861	—	360,861
Health Care	15,789	131,768	—	147,557
Industrials	2,186	173,842	—	176,028
Information Technology	14,651	124,183	—	138,834
Materials	21,200	121,168	—	142,368
Telecommunication Services	10,687	79,650	—	90,337
Utilities	—	47,508	—	47,508
Total Investments	$91,935	$1,458,957	$ —	$1,550,892

Roszel/BlackRock Fixed-Income Portfolio
Fixed Income Investments
Asset Backed Securities	$—	$223,669	$ —	$223,669
Consumer Discretionary	—	116,460	—	116,460
Consumer Staples	—	59,369	—	59,369
Energy	—	87,415	—	87,415
Financials	—	956,881	—	956,881
Health Care	—	51,745	—	51,745
Industrials	—	16,411	—	16,411
Information Technology	—	45,254	—	45,254
Supranational	—	24,546	—	24,546
Telecommunication Services	—	132,199	—	132,199
Utilities	—	68,035	—	68,035
U.S. Government Securities	—	3,353,208	—	3,353,208
Total Fixed Income Investments	—	5,135,192	—	5,135,192
Short-Term Securities
Repurchase Agreements	—	573,420	—	573,420
Total Investments	$—	$5,708,612	$ —	$5,708,612

Roszel/BlackRock Fixed-Income Portfolio II
Fixed Income Investments
U.S. Government Agencies	$—	$2,574,568	$ —	$2,574,568
U.S. Government Treasuries	—	2,230,515	—	2,230,515
Short-Term Securities
Repurchase Agreements	—	1,927,678	—	1,927,678
Total Investments	$—	$6,732,761	$ —	$6,732,761

     At January 1, 2009 and June 30, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

     (b) Repurchase agreements—The Portfolios may engage in repurchase agreement transactions with respect to instruments in which the Portfolio is authorized to invest. The Portfolios may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve System and on the Federal Reserve Bank of New York’s list of reporting dealers. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

and price. The Portfolio takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, the Portfolio may suffer a loss. Securities purchased under repurchase agreements may be held with other custodial banks under tri-party arrangements.

     (c) Foreign currency transactions—Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments.

     (d) Security transactions and investment income—Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     (e) Expenses—Common expenses of the Trust have been allocated to the individual Portfolios of the Trust daily on a pro rata basis based upon the respective aggregate net asset value of each Portfolio of the Trust.

     (f) Dividends and distributions—Each Portfolio except Roszel/BlackRock Fixed-Income Portfolio and Roszel/BlackRock Fixed-Income Portfolio II (the “Fixed Income Portfolios”), intends to distribute at least annually to shareholders substantially all of its net investment income. The Fixed Income Portfolios declare and pay dividends from net investment income each month. Distribution of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     (g) Delayed Delivery Transactions—Each Portfolio, except the Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/AllianceBernstein Large Cap Core Portfolio, Roszel/Santa Barbara Conservative Growth Portfolio, Roszel/Allianz NFJ Mid Cap Value Portfolio and the Roszel/Lazard International Portfolio may purchase or sell securities on a “delayed delivery” basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash are designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

     (h) Dollar Roll Transactions—The Roszel/BlackRock Fixed-Income Portfolio II may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

     During the six months ended June 30, 2009, the Portfolio engaged in dollar roll transactions:

Average
	Maximum	Principal	Average	Average	Amount
	Amount	Amount	Amount	Shares	Per Share
	Outstanding	Outstanding	Outstanding	Outstanding	Outstanding	Fee
	During the	as of	During the	During the	During	Income
Portfolio	Period	06/30/09	Period	Period	the Period	Earned
Roszel/BlackRock Fixed-
Income Portfolio II	$3,379,625	$0	$603,535	668,437	$0.90	$—

     The average amount outstanding during the six months ended June 30, 2009 was calculated by totaling dollar rolls outstanding at the end of each day and dividing the sum by the number of days in the period.

     (j) Taxes—Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized capital gains to its shareholders. Therefore, no Federal income tax provision is required. Income and capital gains derived from sources outside the United States may be subject to foreign withholding and other taxes. The Portfolios file tax returns with the U.S. Internal Revenue Service and various other taxing authorities.

     If applicable, a Portfolio recognizes interest accrued related to unrecognized tax benefits and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

2. Investment Advisory Fees and Other Transactions with Affiliates:

     The Trust has entered into a management agreement with the Advisor. For the six months ended June 30, 2009, the annual investment advisory fees as a percentage of average daily net assets were as follows:

Portfolio	Fee
Roszel/Lord Abbett Large Cap Value Portfolio	0.80%
Roszel/Davis Large Cap Value Portfolio	0.80%
Roszel/BlackRock Equity Dividend Portfolio	0.80%
Roszel/Fayez Sarofim Large Cap Core Portfolio	0.80%
Roszel/AllianceBernstein Large Cap Core Portfolio	0.80%
Roszel/Santa Barbara Conservative Growth Portfolio	0.80%
Roszel/Marsico Large Cap Growth Portfolio	0.80%
Roszel/Allianz NFJ Mid Cap Value Portfolio	0.80%
Roszel/Cadence Mid Cap Growth Portfolio	0.80%
Roszel/NWQ Small Cap Value Portfolio	0.85%
Roszel/Delaware Small-Mid Cap Growth Portfolio	0.85%
Roszel/Lazard International Portfolio	0.85%
Roszel/JPMorgan International Equity Portfolio	0.85%
Roszel/BlackRock Fixed-Income Portfolio	0.65%
Roszel/BlackRock Fixed-Income Portfolio II	0.65%

     BlackRock Investment Management, LLC (“BlackRock”) is an affiliate of the Advisor, as Merrill Lynch & Co. (“ML&Co.”) has an unconsolidated investment in BlackRock and has the right to vote 45% of BlackRock voting securities and to receive approximately 49.8% of BlackRock’s net profit. BlackRock serves as sub-adviser for the Roszel/BlackRock Equity Dividend and Roszel/BlackRock Fixed-Income Portfolios. BlackRock’s sub advisory fees are paid by the Advisor. BlackRock is paid an annual fee of 0.35% on the first $200 million, 0.27% on the second $200 million, and 0.25% on assets in excess of $400 million as a percentage of average daily net assets of the Roszel/BlackRock Equity Dividend

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

Portfolio. BlackRock is paid an annual fee of 0.20% of the average daily net assets of the Roszel/BlackRock Fixed-Income Portfolios. ML&Co.’s Global Private Equity group owns an interest in Windy City Investments, Inc., which owns Nuveen Investment Inc. (Nuveen), the parent company of NWQ Investment Management Company, LLC (NWQ) and Roszel/Santa Barbara Asset Management Inc. (Santa Barbara). Because ML&Co. is an indirect investor in Nuveen Investments, Inc., it may also be considered an indirect affiliate of these two sub-advisers under certain securities laws.

     For the six months ended June 30, 2009, the following Portfolios placed a portion of their portfolio transactions with brokerage firms affiliated with the Advisor:

		Commission
Portfolio	Broker	Paid
Roszel/Lord Abbett Large Cap Value Portfolio	Bank of America	$126
Roszel/BlackRock Equity Dividend Portfolio	Merrill Lynch, Pierce, Fenner &
	Smith Incorporated	51
Roszel/AllianceBernstein Large Cap Core Portfolio	Merrill Lynch, Pierce, Fenner &
	Smith Incorporated	7
Roszel/Marsico Large Cap Growth	Merrill Lynch, Pierce, Fenner &
	Smith Incorporated	1,203
Roszel/Cadence Mid Cap Growth Portfolio	Merrill Lynch, Pierce, Fenner &
	Smith Incorporated	32
Roszel/JPMorgan International Equity Portfolio	JPMorgan Chase & Co.	1
	Bear Stearns	2

     In prior periods brokerage commissions on portfolio transactions directed to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), an affiliate of the Advisor, had been used to reduce certain portfolio expenses. This program was discontinued during the period ended December 31, 2008.

     Financial Data Services, Inc. (“FDS”), an affiliate of the Advisor, is the Trust’s transfer agent. FDS is entitled to receive from each Portfolio a monthly fee at an annual rate based on average daily net assets according to the following schedule:

Average Daily Net Assets	Annual Fee or Rate
Up to $15,000,000	$7,500
Above $15,000,000 - $25,000,000	0.050%
Above $25,000,000 - $50,000,000	0.040%
Above $50,000,000 - $75,000,000	0.030%
Above $75,000,000	0.025%

     The Trust’s distributor is MLPF&S, an affiliate of the Advisor.

     Certain officers of the Trust are officers and/or directors of the Advisor, MLPF&S and MLIG.

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

3. Investments:

     Purchases and sales of investments, excluding short-term securities of the Portfolios, for the six months ended June 30, 2009 were as follows:

Portfolio	Purchases	Sales
Roszel/Lord Abbett Large Cap Value Portfolio	$685,930	$1,137,549
Roszel/Davis Large Cap Value Portfolio	122,486	164,742
Roszel/BlackRock Equity Dividend Portfolio	232,370	125,997
Roszel/Fayez Sarofim Large Cap Core Portfolio	146,895	55,210
Roszel/AllianceBernstein Large Cap Core Portfolio	361,285	257,588
Roszel/Santa Barbara Conservative Growth Portfolio	864,385	782,046
Roszel/Marsico Large Cap Growth Portfolio	25,051,426	20,831,141
Roszel/Allianz NFJ Mid Cap Value Portfolio	239,194	195,166
Roszel/Cadence Mid Cap Growth Portfolio	512,379	512,916
Roszel/NWQ Small Cap Value Portfolio	653,276	592,080
Roszel/Delaware Small-Mid Cap Growth Portfolio	422,662	358,378
Roszel/Lazard International Portfolio	525,704	715,855
Roszel/JPMorgan International Equity Portfolio	291,094	414,118
Roszel/BlackRock Fixed-Income Portfolio	8,425,839	9,802,582
Roszel/BlackRock Fixed-Income Portfolio II	23,495,605	26,880,390

     As of June 30, 2009, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$3,488,366	$210,530	$(639,541)	$(429,011)
Roszel/Davis Large Cap Value Portfolio	1,391,057	40,325	(297,643)	(257,318)
Roszel/BlackRock Equity Dividend Portfolio	3,516,587	78,588	(758,085)	(679,497)
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,320,287	51,381	(235,108)	(183,727)
Roszel/AllianceBernstein Large Cap Core Portfolio	572,222	61,266	(21,024)	40,242
Roszel/Santa Barbara Conservative Growth Portfolio	3,631,238	154,309	(536,580)	(382,271)
Roszel/Marsico Large Cap Growth Portfolio	54,275,552	2,265,073	(3,931,980)	(1,666,907)
Roszel/Allianz NFJ Mid Cap Value Portfolio	1,121,088	32,851	(286,794)	(253,943)
Roszel/Cadence Mid Cap Growth Portfolio	577,993	52,437	(23,485)	28,952
Roszel/NWQ Small Cap Value Portfolio	1,704,373	101,477	(423,521)	(322,044)
Roszel/Delaware Small-Mid Cap Growth Portfolio	804,412	94,639	(96,936)	(2,297)
Roszel/Lazard International Portfolio	1,957,954	65,102	(392,920)	(327,818)
Roszel/JPMorgan International Equity Portfolio	2,108,535	61,813	(619,456)	(557,643)
Roszel/BlackRock Fixed-Income Portfolio	5,724,236	100,829	(116,453)	(15,624)
Roszel/BlackRock Fixed-Income Portfolio II	6,690,360	132,284	(89,883)	42,401

4. Expense Limitation:

     The Trust and the Advisor have entered into an expense limitation agreement which is effective through April 30, 2010, and is expected to continue from year to year, provided the continuance is approved by the Board. Under the agreement, the Advisor agrees to waive fees payable to it and, if necessary, reimburse each Portfolio to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with accounting principles generally accepted in the United States of America, acquired fund fees and

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

expenses, dividends payable on securities sold short, and other expenses related to short sales, and extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) exceed the following annual limits as a percentage of average daily net assets:

Portfolio	Fee
Roszel/Lord Abbett Large Cap Value Portfolio	1.10%
Roszel/Davis Large Cap Value Portfolio	1.10%
Roszel/BlackRock Equity Dividend Portfolio	1.10%
Roszel/Fayez Sarofim Large Cap Core Portfolio	1.10%
Roszel/AllianceBernstein Large Cap Core Portfolio	1.10%
Roszel/Santa Barbara Conservative Growth Portfolio	1.10%
Roszel/Marsico Large Cap Growth Portfolio	1.10%
Roszel/Allianz NFJ Mid Cap Value Portfolio	1.10%
Roszel/Cadence Mid Cap Growth Portfolio	1.10%
Roszel/NWQ Small Cap Value Portfolio	1.15%
Roszel/Delaware Small-Mid Cap Growth Portfolio	1.15%
Roszel/Lazard International Portfolio	1.15%
Roszel/JPMorgan International Equity Portfolio	1.15%
Roszel/BlackRock Fixed-Income Portfolio	0.95%
Roszel/BlackRock Fixed-Income Portfolio II	0.95%

     The expense limitation is affected by waivers by the Advisor of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended June 30, 2009, advisory fee waivers and expense reimbursements were as follows:

	Advisory
	Fees	Expense
Portfolio	Waived	Reimbursement
Roszel/Lord Abbett Large Cap Value Portfolio	$12,502	$14,204
Roszel/Davis Large Cap Value Portfolio	4,352	18,018
Roszel/BlackRock Equity Dividend Portfolio	10,066	13,764
Roszel/Fayez Sarofim Large Cap Core Portfolio	4,328	17,859
Roszel/AllianceBernstein Large Cap Core Portfolio	2,177	21,864
Roszel/Santa Barbara Conservative Growth Portfolio	12,429	11,598
Roszel/Marsico Large Cap Growth Portfolio	67,549	—
Roszel/Allianz NFJ Mid Cap Value Portfolio	3,476	18,847
Roszel/Cadence Mid Cap Growth Portfolio	2,353	23,314
Roszel/NWQ Small Cap Value Portfolio	5,680	21,509
Roszel/Delaware Small-Mid Cap Growth Portfolio	3,134	20,132
Roszel/Lazard International Portfolio	7,082	19,829
Roszel/JPMorgan International Equity Portfolio	6,167	33,842
Roszel/BlackRock Fixed-Income Portfolio	18,475	11,218
Roszel/BlackRock Fixed-Income Portfolio II	23,046	10,446

     In any year which the total assets of a Portfolio are greater than $50 million and its estimated total annual operating expenses are less than the expense limitations specified above, the Advisor may be entitled to a reimbursement by such Portfolio, of advisory fees waived and expenses reimbursed pursuant to the expense limitation agreement. The maximum amount of such reimbursement shall equal the sum of all advisory fees waived and expense reimbursements remitted to the Portfolio during the previous three fiscal years.

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

     As of June 30, 2009 the remaining maximum amounts recoverable by the Advisor over the next three years under the expense limitation agreement are as follows:

				Total
	Amount Eligible Through			Eligible for
Portfolio	2009	2010	2011	Reimbursement
Roszel/Lord Abbett Large Cap Value Portfolio	$20,757	$45,195	$51,247	$117,199
Roszel/Davis Large Cap Value Portfolio	25,370	45,451	47,475	118,296
Roszel/BlackRock Equity Dividend Portfolio	7,700	53,096	62,141	122,937
Roszel/Fayez Sarofim Large Cap Core Portfolio	19,596	39,939	43,556	103,091
Roszel/AllianceBernstein Large Cap Core Portfolio	21,041	43,313	47,049	111,403
Roszel/Santa Barbara Conservative Growth Portfolio	17,592	40,558	55,915	114,065
Roszel/Marsico Large Cap Growth Portfolio	24,547	33,413	79,418	137,378
Roszel/Allianz NFJ Mid Cap Value Portfolio	21,834	50,460	47,591	119,885
Roszel/Cadence Mid Cap Growth Portfolio	22,855	55,246	52,520	130,621
Roszel/NWQ Small Cap Value Portfolio	20,702	44,317	52,845	117,864
Roszel/Delaware Small-Mid Cap Growth Portfolio	22,359	43,273	47,505	113,137
Roszel/Lazard International Portfolio	21,525	45,347	49,865	116,737
Roszel/JPMorgan International Equity Portfolio	21,443	87,469	79,098	188,010
Roszel/BlackRock Fixed-Income Portfolio	26,445	53,692	54,613	134,750
Roszel/BlackRock Fixed-Income Portfolio II	26,998	41,852	54,884	123,734

5. Overdraft Advances:

     Pursuant to the respective custodian agreements, JPMorgan Chase Bank (“the Custodian”) may, in its discretion, advance funds to the Portfolios to make properly authorized payments. When such payments result in an overdraft, the Portfolios obliged to repay the Custodian for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to the Custodian. The Custodian has lien on a Portfolio’s assets to the extent of any overdraft. At June 30, 2009, Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Santa Barbara Conservative Growth Portfolio and Roszel/Lazard International Portfolio had payments due to the Custodian pursuant to the foregoing arrangement of $92,226, $136,008 and $522, respectively.

6. Merger Information:

     On March 13, 2009, Roszel/Marsico Large Cap Growth (“the Fund”) acquired all of the assets and assumed all of the liabilities of Roszel/Marsico Large Cap Growth Portfolio II, formerly Roszel/Loomis Sayles Large Cap Growth Portfolio, (“Target Fund”) pursuant to an agreement and plan of reorganization approved by the Target Fund shareholders on January 23, 2009. The acquisition was accomplished by an exchange of 51,926 shares for 91,904 shares then outstanding (valued at $7.06, per share) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Funds or their shareholders.

     The Target Fund’s net assets, including $65,827 of unrealized depreciation, were combined with the Fund’s net assets of $49,932,670 for total net assets after the acquisition of $50,299,309.

7. Subsequent Events:

     On July 10, 2009, Roszel/BlackRock Fixed-Income Portfolio II merged into the Roszel/BlackRock Fixed-Income Portfolio.

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (concluded)

     The Board announced on July 16, 2009 that it had determined to liquidate each of the Portfolios of the Trust. The Portfolios will be liquidated on or about October 23, 2009. The Board’s decision was based on a recommendation from the Advisor. The Board carefully considered, among other things, current market conditions, the inability of the Portfolios to attract significant market interest, their future viability, as well as prospects for growth in the Portfolios’ assets in the foreseeable future. The Board thereafter determined that it was advisable and in the best interests of the Portfolios and their shareholders to liquidate the Portfolios. Investors who hold shares of one or more Portfolios through a variable insurance contract issued by MLLIC or MLLICNY will receive additional information about the liquidation, including alternative investment options that are available to contract owners.

MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited)

     The Board, which includes as members only trustees who are not “interested persons” as defined in the 1940 Act (“independent trustees”), meets on a quarterly basis to review the ongoing operations of the Trust and, at each meeting, considers matters bearing on (1) the Management Agreement between the Trust and Roszel Advisors, and (2) the Sub-Advisory Agreements between Roszel Advisors and the Sub-Advisers to the Portfolios. The independent trustees meet frequently in executive session and are advised by independent legal counsel selected by the independent trustees.

     At a meeting of the Board held in-person on March 12, 2009, the Board, with the assistance of independent counsel, considered (1) the continuance of the Management Agreement with Roszel Advisors with respect to each Portfolio, (2) the continuance of the Sub-Advisory Agreements with respect to each Portfolio, and (3) a new Sub-Advisory Agreement for the Roszel/Lord Abbett Government Securities Portfolio. With respect to the Roszel/Lord Abbett Government Securities Portfolio, at the March 12, 2009 meeting, Roszel Advisors informed the Board that Lord, Abbett & Co. LLC had notified Roszel Advisors that it wished to resign as Sub-Adviser for the Portfolio. Acting on this information, Roszel Advisors recommended that the Board approve, BlackRock Investment Management, LLC (“BlackRock”) as the replacement Sub-Adviser for that Portfolio. To effectuate a smooth transition, and based on the recommendation of Roszel Advisors, the Board considered the continuance of the then current Sub-Advisory Agreement for the Roszel/Lord Abbett Government Securities Portfolio, for such a time as may be required to transition the Portfolio to management by BlackRock, as well as a new Sub-Advisory Agreement between the Portfolio and BlackRock.1

     The following discussion is not intended to be all-inclusive. With respect to the Management Agreement and each Sub-Advisory Agreement, the Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and its committees, as well as the information discussed during a telephonic meeting held on March 3, 2009.

     The Board’s determinations were made separately with respect to each Portfolio. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the continuance of the Management Agreement and the Sub-Advisory Agreements. The Board did not identify any particular information that was all-important or controlling. The approval determinations were made on the basis of each trustee’s business judgment after consideration of all of the factors taken as a whole, although individual trustees may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

     In preparation for the March 12, 2009 meeting, the Board held a telephonic meeting on March 3, 2009 to discuss the performance of Roszel Advisors and each Sub-Adviser. The independent trustees specifically requested this additional telephonic meeting in order to provide themselves with an opportunity to obtain information from management and ask questions of management in advance of the in-person meeting. The Board also used the time in between the telephonic and the in-person meeting to meet in a private session with their independent counsel at which no representatives from Roszel Advisors or the Sub-Advisers were present.

     At both the March 3, 2009 meeting and the March 12, 2009 in-person meeting, the Board evaluated, among other things, written information provided by Roszel Advisors and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of Roszel Advisors. In response to specific requests from the independent trustees, Roszel Advisors and the Sub-Advisers furnished information

____________________

1 BlackRock became the Sub-Adviser to the Roszel/Lord Abbett Government Securities Portfolio on May 1, 2009 and the Portfolio’s name was changed to the Roszel/BlackRock Fixed-Income Portfolio II. The Roszel/BlackRock Fixed-Income Portfolio II was merged with and into the Roszel/BlackRock Fixed-Income Portfolio on July 10, 2009.

MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (continued)

concerning a variety of aspects of the operation of the Portfolios including, (1) detail concerning the nature, extent and quality of the services provided by Roszel Advisors and the Sub-Advisers, (2) the investment performance of the Portfolios, (3) the advisory fees, Sub-Advisory fees and total expenses of the Portfolios, (4) an assessment as to whether any economies of scale existed in connection with the operation of the Portfolios and whether fee levels reflect any economies of scale for the benefit of shareholders, (5) information concerning costs of services provided to the Portfolios and the profitability to Roszel Advisors and the Sub-Advisers of providing such services, and (6) information concerning direct or indirect benefits (such as soft dollars) enjoyed by Roszel Advisors, the Sub-Advisers or their respective affiliates as a result of their relationship with the Trust. In addition, the Board also evaluated information contained in a report prepared by an independent consultant that consisted of detailed information for the Portfolios, including fee, expense and performance information. This report also ranked each Portfolio with a group compiled by the independent consultant consisting of a selected group of comparable funds (“Comparable Group”), and a group compiled by the independent consultant consisting of all registered investment companies underlying variable insurance products that are managed in the same investment style as each Portfolio (“Competitor Group”). The Board also received and considered information related to current economic and market conditions as well as information related to developments at Merrill Lynch & Co., Inc. (“Merrill Lynch”) and Roszel Advisors.

     Below is a discussion of the information considered by the Board, as well as the Board’s conclusions with respect to the Management Agreement and Sub-Advisory Agreements presented to the Board for its approval at the March 12, 2009 meeting.

Nature, Extent and Quality of Services Provided by Roszel Advisors and the Sub-Advisers

     Roszel Advisors

     The Board considered the nature, quality and extent of services provided by Roszel Advisors to the Trust and each of the Portfolios. In making its evaluation with respect to the Management Agreement, the Board considered that under the Management Agreement, Roszel Advisors is the investment manager of the Trust and of each of the Portfolios. As the investment manager, subject to the supervision and approval of the Board, Roszel Advisors is responsible for the overall management of the Trust and for retaining Sub-Advisers to manage the assets of each Portfolio according to its investment objective, strategies, and restrictions. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by Roszel Advisors under the Management Agreement to the Trust and to each of the Portfolios, and that there was a reasonable basis on which to conclude that Roszel Advisors would continue to provide high quality investment management services to the Portfolios.

     Sub-Advisers

     The Board considered the nature, quality and extent of services provided by each of the Sub-Advisers to the Portfolios. In making its evaluation with respect to the Sub-Advisory Agreements, the Board considered that under each Sub-Advisory Agreement, the respective Sub-Adviser is responsible for managing the investment operations and the composition of the Portfolio which it advises, including the purchase, retention and disposition of the investments, securities and cash contained in the Portfolio, in accordance with the Portfolio’s investment objective and strategies as stated in the Trust’s Prospectuses and statement of additional information, as from time to time in effect. In connection with these responsibilities and duties, the Board considered the fact that each Sub-Adviser is responsible for (1) providing investment research and supervision of each Portfolio’s investments and conducting a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Portfolio’s assets; (2) furnishing Roszel Advisors or the Trust with statistical information in respect of the investments that its Portfolio may hold or contemplates purchasing, as Roszel Advisors or the Trust may reasonably request; (3) apprising the Trust of important developments materially affecting its Portfolio and furnishing the Trust from time to time such information as it may believe appropriate for this purpose; and (4) implementing all purchases and sales of investments for the Portfolio it advises in a manner

MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (continued)

consistent with its policies. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Sub-Adviser under its Sub-Advisory Agreement, and concluded that there was a reasonable basis on which to conclude that the Sub-Adviser would continue to provide satisfactory investment Sub-Advisory services to the Portfolio it manages.

     With respect to the Board’s review of a new Sub-Advisory Agreement for the Roszel/Lord Abbett Government Securities Portfolio with BlackRock, the Board considered the fact that BlackRock had offered satisfactory Sub-Advisory services to other Portfolios of the Trust and that it was likely to offer the same level of services to the Roszel/Lord Abbett Government Securities Portfolio.

     One element of the nature, quality and extent of services is investment performance, which is discussed separately in the following section.

Investment Performance

     The Board reviewed information provided by Roszel Advisors with respect to each existing Portfolio’s performance compared to its benchmark index for the one year period ended January 31, 2009, the three year period ended January 31, 2009, the five year period ended January 31, 2009, and the period covering the Portfolio’s inception date through January 31, 2009. The Board also evaluated information contained in a report prepared by an independent consultant that consisted of detailed performance information for the Portfolios that ranked each Portfolio with its Comparable Group and its Competitor Group for various periods ended December 31, 2008. The Board was also provided with statistics for the benchmark returns for various broad market indicators.

     In reviewing performance, the Board considered the size of each Portfolio, including the fact that many of the Portfolios have relatively small asset sizes compared to their Comparable Groups and Competitive Groups. In addition, the Board considered the fact that the Portfolios are designed for use in the Consults Annuity and therefore are sub-advised by investment managers that are part of the Merrill Lynch Consults managed brokerage account program (the “Consults Program”). The Board also considered that management informed the Board that it was considering strategic options for Roszel Advisors and the Trust in light of the sale by Merrill Lynch of the insurance companies utilizing the Trust as an investment option and the subsequent acquisition of Merrill Lynch by Bank of America Corporation.

     For each of the Portfolios listed below, the Board concluded that continuation of the agreements was appropriate in light of the relatively small asset sizes of many of the Portfolios, the relationship between the Portfolio and the Consults Program, the steps taken by Roszel Advisors to monitor and improve performance, and the recommendation of Roszel that no Sub-Adviser changes were appropriate (with the exception of the recommended change of Sub-Adviser for the Roszel/Lord Abbett Government Securities Portfolio). The Board requested that Roszel Advisors continue to closely monitor the performance of those Portfolios that had significantly underperformed their benchmarks. With respect to the Roszel/AllianceBernstein Large Cap Core Portfolio, the Board specifically requested that Roszel Advisors consider various options for the future of the Portfolio and update the Board at its May meeting. The benchmark and peer group comparisons for the Portfolios are summarized below.

     Roszel/Lord Abbett Large Cap Value Portfolio

     The Portfolio outperformed its benchmark, the Russell 1000 Value Index, for the one and three year periods ended January 31, 2009, as well as for the period since the Portfolio’s inception. The Portfolio underperformed its benchmark for the five year period ended January 31, 2009. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 1st, 2nd, 1st, 2nd, and 2nd quintiles, respectively, relative to its Competitor Group.

MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (continued)

     Roszel/Davis Large Cap Value Portfolio

     The Portfolio outperformed its benchmark, the Russell 1000 Value Index, for the one year period ended January 31, 2009 and for the period since Davis became its Sub-Adviser on October 1, 2006. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 3rd, 3rd, 3rd, 3rd, and 2nd quintiles, respectively, relative to its Competitor Group.

     Roszel/BlackRock Equity Dividend Portfolio

     The Board reviewed the performance of the Portfolio and noted that the Portfolio had underperformed its benchmark, the Russell 1000 Value Index, for the review periods. However, the Board also noted that, as of August 1, 2008, the Portfolio had changed its investment strategy to the new Equity Dividend strategy and, therefore, the review periods primarily reflected the performance of the Portfolio operating under the old strategy. At the Board’s request, Roszel Advisors provided the Board with composite performance information for BlackRock’s Equity Dividend strategy on a one, five, and 10 year basis. The Board considered this information in its review.

     Roszel/Fayez Sarofim Large Cap Core Portfolio

     The Portfolio outperformed its benchmark, the S&P 500 Index, for the one, three, and five year periods ended January 31, 2009, but slightly underperformed its benchmark for the period since the Portfolio’s inception. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 1st, 1st, 1st, 2nd, and 3rd quintiles, respectively, relative to its Competitor Group. In its review, the Board noted that the Portfolio’s net assets of $1.4 million made it the smallest fund in its Comparable Group.

     Roszel/AllianceBernstein Large Cap Core Portfolio

     The Portfolio underperformed its benchmark, the S&P 500 Index, for the one, three, and five year periods ended January 31, 2009, as well as for the period since the Portfolio’s inception. For each of the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 5th quintile relative to its Competitor Group. In its review, the Board noted that the Portfolio’s net assets of $0.8 million made it the smallest fund in its Comparable Group. Roszel Advisors reported that the Sub-Adviser had made organization changes in an effort to address performance.

     Roszel/Santa Barbara Conservative Growth Portfolio

     The Portfolio outperformed its benchmark, the S&P 500 Index, for the one and three year periods ended January 31, 2009, but underperformed its benchmark for the five year period ended January 31, 2009 and for the period since the Portfolio’s inception. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 1st, 2nd, 1st, 3rd, and 4th quintiles, respectively, relative to its Competitor Group.

     Roszel/Marsico Large Cap Growth Portfolio

     The Portfolio underperformed its benchmark, the Russell 1000 Growth Index, for the one and three year periods ended January 31, 2009 and for the period since Marsico became the Sub-Adviser on July 1, 2005. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 4th, 1st, 2nd, 3rd, and 4th quintiles, respectively, relative to its Competitor Group.

     Roszel/Allianz NFJ Mid Cap Value Portfolio

     The Portfolio underperformed its benchmark, the Russell Midcap Value Index, for the one year period ended January 31, 2009 and for the period since NFJ became the Sub-Adviser on August 4, 2007. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 3rd, 3rd, 3rd, 5th, and 5th quintiles, respectively, relative to its Competitor Group. In its review, the Board noted that the Portfolio’s net assets of $1.9 million made it the smallest fund in its Comparable Group.

MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (continued)

     Roszel/NWQ Small Cap Value Portfolio

     The Portfolio underperformed its benchmark, the Russell 2000 Value Index, for the one, three, and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. For each of the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 5th quintile relative to its Competitor Group. In its review, the Board noted that the NWQ small cap value strategy had stronger relative returns on a ten year basis.

     Roszel/Delaware Small-Mid Cap Growth Portfolio

     The Portfolio underperformed its benchmark, the Russell 2500 Growth Index, for the one, three, and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 5th, 4th, 4th, 4th, and 4th quintiles, respectively, relative to its Competitor Group. In its review, the Board noted that the Portfolio’s net assets of $1.6 million made it the smallest fund in its Comparable Group.

     Roszel/Lazard International Portfolio

     The Portfolio outperformed its benchmark, the MSCI EAFE Index, for the one and three year periods ended January 31, 2009, but underperformed its benchmark for the five year period ended January 31, 2009 and for the period since the Portfolio’s inception. For each of the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 1st, 1st, 1st, 3rd, and 3rd quintiles, respectively, relative to its Competitor Group.

     Roszel/JPMorgan International Equity Portfolio

     The Portfolio underperformed its benchmark, the MSCI EAFE Index, for the one year period ended January 31, 2009 and for the period since JPMorgan became the Portfolio’s subadviser on January 1, 2007. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 2nd, 4th, 4th, 4th, and 5th quintiles, respectively, relative to its Competitor Group. The Board noted that the Portfolio’s net assets of $3.1 million made it the smallest fund in its Comparable Group.

     Roszel/BlackRock Fixed-Income Portfolio

     The Portfolio underperformed its benchmark, the Merrill Lynch U.S. Domestic Master Bond Index, for the one, three, and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 2nd, 2nd, 2nd, 3rd, and 3rd quintiles, respectively, relative to its Competitor Group.

     Roszel/Lord Abbett Government Securities Portfolio (Effective May 1, 2009, the Portfolio’s name was changed to Roszel/BlackRock Fixed-Income Portfolio II)

     The Portfolio underperformed its benchmark, the Merrill Lynch U.S. Government Master Bond Index, for the one, three, and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. However, for each of the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 1st quintile relative to its Competitor Group. The Board reviewed this information in connection with its review of the renewal of the Sub-Advisory Agreement with Lord Abbett. In light of Lord Abbett’s intention to resign as the Sub-Adviser to the Portfolio, and in connection with the Board’s approval of a new Sub-Advisory Agreement with BlackRock and change in investment strategy for the Portfolio, the Board also reviewed the performance of the Roszel/BlackRock Fixed-Income Portfolio.

     Roszel/Cadence Mid Cap Growth Portfolio

     The Board noted that the Portfolio had outperformed its benchmark, the Russell Midcap Growth Index, for the one year period ended January 31, 2009 and for the period since Cadence became the Sub-Adviser on April 1, 2007. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 3rd, 2nd, 2nd, 2nd, and 3rd quintiles, respectively, relative to its Competitor Group.

MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (continued)

Advisory Fees, Sub-Advisory Fees and Total Expenses

     The Board considered the advisory fee paid by each Portfolio to Roszel Advisors, as well as the Sub-Advisory fees paid by Roszel Advisors to the Sub-Advisers. To assist the Board in its evaluation, the Board reviewed information contained in a report prepared by an independent consultant that consisted of detailed information for the existing Portfolios, including contractual management fees, actual management fees, non-management expenses and total operating expenses, and ranked each Portfolio against its Comparable Group and Competitor Group.

     The Board noted that each Portfolio’s contractual management fees and actual total expenses were greater than the median contractual management fees and median actual total expenses of its peer group. However, significant consideration also was given to the fact that Roszel Advisors has entered into an expense limitation agreement with the Trust, effective through April 30, 2010 (the “Expense Limitation Agreement”), whereby Roszel Advisors agrees to reimburse each Portfolio to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to the Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, dividends payable on securities sold short and other expenses related to short sales, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) exceed certain limits. The Board also noted that the net asset levels of the Portfolios were generally at the lower end of the net asset range for the Comparable Group and the Competitor Group.

Costs of Services Provided and Profitability

     The Board reviewed information provided by Roszel Advisors with respect to the costs of services provided by Roszel Advisors and the estimated profit or loss to Roszel Advisors in providing such services. The Board reviewed information on a Portfolio-by-Portfolio basis and an overall Trust basis. Roszel Advisors estimated that it had made a small profit on the operation of the Trust on an overall basis. On an individual Portfolio basis, Roszel Advisors estimated a loss for all Portfolios except for the Roszel/Marsico Large Cap Growth Portfolio. Roszel Advisors also estimated that its entire profit for 2008 was more than offset by the payment of administrative services fees to the insurance companies that offer the variable contracts through which the Trust’s Portfolios are offered.

     In its review, the Board gave significant consideration to the fact that Roszel Advisors has entered into the Expense Limitation Agreement with the Trust, whereby through April 30, 2010, Roszel Advisors agrees to reimburse each Portfolio for certain fees and expenses to the extent total operating expenses exceed certain limits. The Board reviewed certain information provided by the Sub-Advisers regarding profitability. The Board concluded that the level of profitability of an unaffiliated Sub-Adviser is not as significant as the profitability of Roszel Advisors. In addition, the Board noted that any Sub-Adviser profit is likely to be relatively modest in light of the net asset levels of the Portfolios.

Additional Benefits

     The Board also reviewed information provided by Roszel Advisors and each Sub-Adviser with respect to any direct or indirect benefits the Sub-Adviser receives as a result of its relationship with the Portfolio (in addition to advisory fees). The Board considered each Sub-Adviser’s brokerage policies, including any benefits received from soft dollar arrangements. The Board also considered that Sub-Advisers may receive intangible benefits, such as enhanced name recognition. The Board concluded that the benefits derived by the Sub-Advisers were reasonable and consistent with the types of benefits generally derived by Sub-Advisers to mutual funds.

MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (concluded)

Economies of Scale

     The Board considered whether the Trust has benefited from economies of scale and whether there is potential for future realization of economies of scale with respect to the Portfolios, and whether fee levels reflect any economies of scale for the benefit of shareholders. It was noted that total net assets for the Portfolios remained relatively low during 2008, and a representative from Roszel Advisors explained that the current asset levels did not result in economies of scale to the Trust or to Roszel Advisors with respect to investment advisory fees. In addition, the Board reviewed materials prepared by the independent consultant described above that showed that net assets of the Portfolios were generally at the lower end of the net asset range for the Portfolios’ respective peer groups. Therefore, the Board concluded that the advisory fee structure at the advisor level with respect to the Management Agreement and the Sub-Adviser level with respect to the Sub-Advisory Agreements was reasonable and that no changes were currently necessary to reflect economies of scale.

Conclusions

     At the March 12, 2009 meeting, the Board, having requested and received such information from Roszel Advisors and the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement and the Sub-Advisory Agreements, unanimously approved (1) the annual continuance of the Management Agreement with respect to each Portfolio, (2) the annual continuance of the Sub-Advisory Agreements with respect to each Portfolio, and (3) a new Sub-Advisory Agreement between BlackRock and Roszel Advisors on behalf of the Roszel/Lord Abbett Government Securities Portfolio, and further approved the compensation payable to Roszel Advisers by the Trust and the compensation payable to the Sub-Advisers by Roszel Advisers with respect to each Portfolio as set forth in the Management Agreement and each Sub-Advisory Agreement.

Trustees and Officers	Investment Manager
Robert M. Bordeman	Roszel Advisors, LLC
Independent Trustee and	1700 Merrill Lynch Drive
Chairperson of the Board	Pennington, NJ 08534

Lisa Wilhelm Haag	Custodian
Independent Trustee	JPMorgan Chase Bank
270 Park Avenue
Kevin J. Tierney	New York, New York 10017
Independent Trustee
Administrator
Deborah J. Adler	J.P. Morgan Investor Services Co.
President	70 Fargo Street
Boston, Massachusetts 02210-2122
J. David Meglen
Vice-President	Transfer Agent
Financial Data Services, Inc.
Ann M. Strootman	4800 Deer Lake Drive East
Treasurer and Chief Financial Officer	Jacksonville, Florida 32246-6484

Robert M. Zakem	Legal Counsel
Chief Compliance Officer	Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Michelle H. Rhee	Washington, D.C. 20004-2415
Chief Legal Officer and Secretary

     Additional information about the Trust’s trustees and officers is available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or by writing to the MLIG Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222

     This report is only for distribution to shareholders of the Portfolios of MLIG Variable Insurance Trust. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of each Portfolio’s shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

     The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     The Trust’s proxy voting policies and procedures and information about how the Trust voted proxies relating to securities held in the Trust’s portfolios during the most recent 12-month period ended June 30 are available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or on the SEC’s website at http://www.sec.gov.

MLIG Variable Insurance Trust
P.O. Box 44222
Jacksonville, Florida 32231-4222	# 101199RR-0609

MLIG Variable

Insurance Trust

Roszel/Marsico Large Cap Growth Portfolio
Roszel/Lord Abbett Affiliated Portfolio
Roszel/Allianz CCM Capital Appreciation Portfolio
Roszel/Lord Abbett Mid Cap Value Portfolio
Roszel/Seligman Mid Cap Growth Portfolio
Roszel/Allianz NFJ Small Cap Value Portfolio
Roszel/JPMorgan Small Cap Growth Portfolio
Roszel/Delaware Trend Portfolio
Roszel/Lord Abbett Bond Debenture Portfolio

Semi-Annual Report
June 30, 2009

To Our Shareholders:

The carnage in financial markets caused by a broad flight from all types of market risk has abated. After worldwide government intervention designed to stabilize banks and bolster economic activity, investors have concluded that doomsday scenarios are not as likely as they seemed at the height of the crisis. After dramatic, widespread declines, exemplified by the 57% drop in the S&P 500, securities prices appear to be on the rebound.

The unsettling events of 2008, however, are not wholly behind us. Despite intervention, economic output in 2009 is expected to decline for both the U.S. and the world. Unemployment rates, now 9.5% in the U.S., continue to rise. Credit markets have stabilized, but the extension of credit is still constrained. If there is a recovery ahead, harsh current conditions do not bode well for its speed and strength.

After bottoming in early March, U.S. stock prices rebounded sharply through May. For the first half of 2009, the S&P 500 crept into positive territory, returning 3.2% and ending 36% above its low. With investors hunting for reliable sources of earnings growth in a weak recovery, technology stocks were strongest (S&P 500 Information Technology +24.9%) and the more cyclical industrials were weakest (S&P 500 Industrials -5.9%). Investment style had a significant impact on relative performance, as growth stocks (Russell 3000 Growth index) gained 11.5% while value stocks (Russell 3000 Value) returned -3.1%. Company size made less difference. Large stocks (Russell Top 200) gained 2.3% and small stocks (Russell 2000) advanced 2.7%.

Overseas stock markets, which had been hurt more than the U.S. by the financial crisis, benefited more from its abatement. The MSCI EAFE developed markets index rose 8.4%. Emerging markets (MSCI Emerging Markets index), which had declined most, jumped 36.2%. Many investors expect the strongest and most rapid recoveries in the larger emerging economies, most notably China.

In late 2008 it was difficult to say with assurance which borrowers would survive the crisis and how impaired the survivors might be. This seems clearer now, and credit conditions are significantly better, though far from normal. The yield of the 10-year U.S. Treasury bond rose from 2.2% at year end to 3.5% at June 30, as investors’ concerns shifted from deflation toward inflation. Consequently, Treasury bonds were the worst sector of the bond market, falling -4.5% (ML Treasury Master Bond index) as the broader bond market gained 1.6% (ML Domestic Master). Yield spreads on riskier corporate obligations narrowed, as lenders gained confidence about getting repaid. The spread between 10-year yields on BBB-rated corporate bonds (the lowest rating still considered “investment grade”) and Treasury bonds dropped from 5.8% to 3.6%. This spread contraction was reflected in the 9.2% return on investment-grade corporates (ML Corporate Master) and the dramatic 29.0% return on high yield bonds (ML High Yield Master). Mortgage securities (ML Mortgage Master) benefited less, returning 2.9%.

The recovery in securities prices over the first half of 2009 was quite broad-based, though it does not yet come close to reversing recent steep losses. This report includes performance information for the Portfolios of the MLIG Variable Insurance Trust.

As you know, each of the portfolios and the Trust will be liquidating, so this will be our last regular report to shareholders. You have already received a prospectus supplement and other communications detailing the upcoming liquidation and your investment alternatives.

Roszel Advisors, LLC	MLIG Variable Insurance Trust

John R. Manetta President and Chief Investment Officer	Deborah J. Adler President
____________________

The Portfolio holdings are as of June 30, 2009, and may have changed since that date. Investment in a Portfolio of the Trust is subject to investment risk, including loss of principal. For a detailed description of the risks associated with a particular Portfolio, please refer to the Prospectus for the Trust.

TABLE OF CONTENTS

Portfolio Expenses, Performance Information, Portfolio Summary and Schedule of Investments:

Notes to Performance Information	3

About Your Portfolio’s Expenses	4

Roszel/Marsico Large Cap Growth Portfolio	6
Roszel/Lord Abbett Affiliated Portfolio	9
Roszel/Allianz CCM Capital Appreciation Portfolio	12
Roszel/Lord Abbett Mid Cap Value Portfolio	15
Roszel/Seligman Mid Cap Growth Portfolio	19
Roszel/Allianz NFJ Small Cap Value Portfolio	22
Roszel/JPMorgan Small Cap Growth Portfolio	25
Roszel/Delaware Trend Portfolio	29
Roszel/Lord Abbett Bond Debenture Portfolio	32

Statements of Assets and Liabilities	40

Statements of Operations	43

Statements of Changes in Net Assets	46

Financial Highlights	51

Notes to Financial Statements	57

Approval of Investment Advisory Contracts	66

MLIG Variable Insurance Trust
Notes to Performance Information

Performance information for each Portfolio of the MLIG Variable Insurance Trust as shown on the following pages, compares each Portfolio’s performance to that of one or more broad-based securities indexes. The indexes are unmanaged, not subject to fees and expenses associated with actively managed mutual funds and not available for direct investment. Total returns are based on changes in net asset values for the periods shown, and assumes reinvestment of all dividends and capital gains distributions (if any) for each Portfolio at net asset value on the ex-dividend date. Total returns include the effect of expense reductions resulting from advisory fee waivers, expense reimbursements in excess of expense limitations and commission recapture agreements, if any (see Notes to Financial Statements). Total returns would have been lower without expense reductions. Total returns do not include insurance company separate account related fees and expenses. Such fees and expenses would reduce the overall returns shown. Total returns and principal values will fluctuate such that shares, when redeemed, may be worth more or less than their original cost. Past results shown should not be considered a representation of future performance.

Description of Securities Indexes

Merrill Lynch U.S. Domestic Master Bond Index is a capitalization weighted aggregation of outstanding U.S. Treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

Merrill Lynch U.S. High Yield Master II Index consists of all U.S.-dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and maturing over one year. The quality rating is less than BBB.

Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price to-book ratios and higher forecasted growth rates.

Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates.

Russell 2000 Growth Index measures the performance of companies in the Russell 2000 Index with higher price to book ratios and higher forecasted growth rates.

Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth rates.

Russell 2500 Growth Index measures the performance of companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Growth Index measures the performance of companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Value Index measures the performance of companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth rates.

S&P 500 Index is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

3

MLIG Variable Insurance Trust
About Your Portfolio’s Expenses

Each Portfolio of the Trust serves as an investment option for variable annuity or variable life insurance contract owners (“contract investment options”). As a contract owner investing in a Portfolio, you incur ongoing Portfolio costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other contract investment options.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period. The examples do not reflect variable annuity or variable life insurance contract fees and charges, such as sales charges (loads), insurance charges or administrative charges (“contract fees and charges”). If contract fees and charges were included, the costs shown would be higher.

Based on Actual Portfolio Return

The section below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period.

	Beginning	Ending		Annualized
	Account	Account	Expenses Paid	Six-Month
	Value	Value	During Period*	Expense
Fund	1/1/09	6/30/09	1/1/09 - 6/30/09	Ratio
Roszel/Marsico Large Cap
Growth Portfolio	$1,000.00	$1,065.10	$5.63	1.10%
Roszel/Lord Abbett
Affiliated Portfolio	1,000.00	1,003.60	5.46	1.10
Roszel/Allianz CCM Capital
Appreciation Portfolio	1,000.00	1,009.40	5.48	1.10
Roszel/Lord Abbett Mid Cap
Value Portfolio	1,000.00	999.60	5.70	1.15
Roszel/Seligman Mid Cap
Growth Portfolio	1,000.00	1,184.00	6.23	1.15
Roszel/Allianz NFJ Small Cap
Value Portfolio	1,000.00	1,014.90	5.75	1.15
Roszel/JPMorgan Small Cap
Growth Portfolio	1,000.00	1,127.90	6.60	1.25
Roszel/Delaware
Trend Portfolio	1,000.00	1,182.50	6.22	1.15
Roszel/Lord Abbett Bond
Debenture Portfolio	1,000.00	1,164.80	5.90	1.10
____________________

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During Period” are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MLIG Variable Insurance Trust
About Your Portfolio’s Expenses (concluded)

Based on Hypothetical Return

The section below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in shares of the Portfolio and other contract investment options. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other contract investment options.

	Beginning	Ending		Annualized
	Account	Account	Expenses Paid	Six-Month
	Value	Value	During Period*	Expense
Fund	1/1/09	6/30/09	1/1/09 - 6/30/09	Ratio
Roszel/Marsico Large Cap
Growth Portfolio	$1,000.00	$1,019.34	$5.51	1.10%
Roszel/Lord Abbett
Affiliated Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/Allianz CCM Capital
Appreciation Portfolio	1,000.00	1,019.34	5.51	1.10
Roszel/Lord Abbett Mid Cap
Value Portfolio	1,000.00	1,019.09	5.76	1.15
Roszel/Seligman Mid Cap
Growth Portfolio	1,000.00	1,019.09	5.76	1.15
Roszel/Allianz NFJ Small Cap
Value Portfolio	1,000.00	1,019.09	5.76	1.15
Roszel/JPMorgan Small Cap
Growth Portfolio	1,000.00	1,018.59	6.26	1.25
Roszel/Delaware
Trend Portfolio	1,000.00	1,019.09	5.76	1.15
Roszel/Lord Abbett Bond
Debenture Portfolio	1,000.00	1,019.34	5.51	1.10
____________________

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid During Period” are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Marsico Large Cap Growth Portfolio	6.51%	(29.77)%	(2.97)%	(0.48)%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 1000 Growth Index	11.53%	(24.50)%	(1.83)%	1.46%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
McDonald’s Corp.	7.1%
Transocean Ltd.	5.2
JPMorgan Chase & Co.	4.6
Goldman Sachs Group, Inc. (The)	4.4
Apple, Inc.	4.2
Visa, Inc. (Class A)	3.8
Wells Fargo & Co.	3.8
QUALCOMM, Inc.	3.7
Union Pacific Corp.	3.5
Petroleo Brasileiro SA, ADR	3.4
Total	43.7%

Percentage
Holdings by Sector	of Net Assets
Information Technology	22.1%
Financials	16.0
Consumer Discretionary	15.5
Materials	11.7
Industrials	11.1
Energy	9.4
Consumer Staples	6.2
Health Care	4.7
Other#	3.3
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

6

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.2%
Consumer Discretionary—15.5%
Hotels, Restaurants &
Leisure—10.5%
McDonald’s Corp.	62,228	$3,577,487
Wynn Resorts Ltd.*	13,906	490,882
Yum! Brands, Inc.	37,276	1,242,782
		5,311,151
Media—0.5%
DIRECTV Group, Inc. (The)*	10,718	264,842
Specialty Retail—2.4%
Lowe’s Cos., Inc.	62,034	1,204,080
Textiles, Apparel & Luxury
Goods—2.1%
NIKE, Inc. (Class B)	21,023	1,088,571
Total Consumer
Discretionary		7,868,644

Consumer Staples—6.2%
Food & Staples Retailing—6.2%
Costco Wholesale Corp.	25,657	1,172,525
CVS Caremark Corp.	44,551	1,419,840
Wal-Mart Stores, Inc.	11,432	553,766
Total Consumer Staples		3,146,131

Energy—9.4%
Energy Equipment &
Services—5.2%
Transocean Ltd.*	35,363	2,627,117
Oil, Gas & Consumable
Fuels—4.2%
EOG Resources, Inc.	2,553	173,400
Petroleo Brasileiro SA, ADR	41,686	1,708,292
XTO Energy, Inc.	6,526	248,902
		2,130,594
Total Energy		4,757,711

Financials—15.5%
Capital Markets—4.4%
Goldman Sachs Group, Inc. (The)	15,262	2,250,229
Commercial Banks—5.8%
U.S. Bancorp	56,012	1,003,735
Wells Fargo & Co.	79,458	1,927,651
		2,931,386
Consumer Finance—0.7%
American Express Co.	14,823	344,487
Diversified Financial
Services—4.6%
JPMorgan Chase & Co.	69,164	2,359,184
Total Financials		7,885,286

Health Care—4.7%
Biotechnology—3.1%
Genzyme Corp.*	2,622	145,967
Gilead Sciences, Inc.*	30,146	1,412,039
		1,558,006
Pharmaceuticals—1.6%
Abbott Laboratories	17,881	841,122
Total Health Care		2,399,128

Industrials—11.1%
Aerospace & Defense—5.4%
General Dynamics Corp.	22,342	1,237,524
Lockheed Martin Corp.	19,028	1,534,608
		2,772,132
Electrical Equipment—0.3%
First Solar, Inc.*	894	144,935
Road & Rail—5.4%
Norfolk Southern Corp.	25,089	945,102
Union Pacific Corp.	34,361	1,788,834
		2,733,936
Total Industrials		5,651,003

Information Technology—22.1%
Communications
Equipment—4.2%
Juniper Networks, Inc.*	9,819	231,729
QUALCOMM, Inc.	41,380	1,870,376
		2,102,105
Computers & Peripherals—7.0%
Apple, Inc.*	15,031	2,140,865
International Business
Machines Corp.	13,352	1,394,216
		3,535,081
Internet Software &
Services—3.3%
Google, Inc. (Class A)*	4,015	1,692,684
IT Services—6.7%
Mastercard, Inc. (Class A)	8,670	1,450,578
Visa, Inc. (Class A)	31,289	1,948,053
		3,398,631
Semiconductors & Semiconductor
Equipment—0.9%
Taiwan Semiconductor
Manufacturing Co., Ltd., ADR	48,335	454,832
Total Information Technology		11,183,333

See Notes to Financial Statements.

7

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Materials—11.7%
Chemicals—9.6%
Dow Chemical Co. (The)	54,693	$882,745
Monsanto Co.	18,624	1,384,508
Potash Corp. of
Saskatchewan, Inc.	11,626	1,081,800
Praxair, Inc.	21,485	1,526,939
		4,875,992
Metals & Mining—2.1%
BHP Billiton plc, ADR	22,700	1,031,942
Total Materials		5,907,934
Total Common Stocks
(Cost—$50,505,037)		48,799,170

Preferred Stocks—0.5%
Financials—0.5%
Commercial Banks—0.5%
Wells Fargo & Co., Perpetual,
Series J (Cost $196,306)	10,550	235,265

	Principal
	Amount	Value
Short-Term Securities—7.0%
Repurchase Agreement**—7.0%
UBS Securities LLC, 0.09%,
dated 06/30/09, due 07/01/09,
total to be received $3,574,219
(Cost—$3,574,210)	$3,574,210	$3,574,210

Total Investments—103.7%
(Cost $54,275,552)		52,608,645
Liabilities in Excess of Other
Assets—(3.7)%		(1,891,528)
Net Assets—100.0%		$50,717,117
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

8

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Lord Abbett Affiliated Portfolio	0.36%	(21.67)%	(1.55)%	2.27%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	2.06%
Russell 1000 Value Index	(2.87)%	(29.03)%	(2.13)%	2.62%
____________________

*	See Notes to Performance Information.
†	May 1, 2003.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
JPMorgan Chase & Co.	4.0%
Wells Fargo & Co.	3.4
Bank of New York
Mellon Corp. (The)	3.1
Boston Scientific Corp.	2.2
Goldman Sachs Group, Inc. (The)	2.2
Target Corp.	2.0
Schlumberger Ltd.	1.9
Coca-Cola Enterprises, Inc.	1.7
Franklin Resources, Inc.	1.6
Hertz Global Holdings, Inc.	1.5
Total	23.6%

Percentage
Holdings by Sector	of Net Assets
Financials	22.7%
Consumer Discretionary	12.1
Energy	8.6
Health Care	8.0
Industrials	6.7
Consumer Staples	6.2
Information Technology	4.2
Telecommunication Services	2.3
Materials	1.0
Other#	28.2
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and other assets less liabilities.

9

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—71.8%
Consumer Discretionary—12.1%
Automobiles—0.7%
Ford Motor Co.*	53,500	$324,745
Hotels, Restaurants &
Leisure—1.5%
Carnival Corp.	15,700	404,589
Marriott International, Inc.
(Class A)	13,048	287,968
		692,557
Household Durables—0.4%
Pulte Homes, Inc.	19,400	171,302
Internet & Catalog Retail—0.4%
HSN, Inc.*	16,370	173,031
Media—1.3%
Comcast Corp. (Class A)	12,200	176,778
Omnicom Group, Inc.	4,600	145,268
Time Warner Cable, Inc.*	1,472	46,618
Time Warner, Inc.	5,866	147,765
Viacom, Inc. (Class B)*	4,400	99,880
		616,309
Multiline Retail—4.0%
J.C. Penney Co., Inc.	8,900	255,519
Kohl’s Corp.*	16,100	688,275
Target Corp.	22,700	895,969
		1,839,763
Specialty Retail—3.8%
Best Buy Co., Inc.	16,600	555,934
Gap, Inc. (The)	2,500	41,000
Home Depot, Inc.	27,900	659,277
J. Crew Group, Inc.*	16,900	456,638
Lowe’s Cos., Inc.	1,600	31,056
		1,743,905
Total Consumer
Discretionary		5,561,612

Consumer Staples—6.2%
Beverages—1.7%
Coca-Cola Enterprises, Inc.	46,800	779,220
Food & Staples Retailing—1.6%
Kroger Co. (The)	27,400	604,170
Wal-Mart Stores, Inc.	2,900	140,476
		744,646
Food Products—2.4%
Archer-Daniels-Midland Co.	17,600	471,152
Kraft Foods, Inc. (Class A)	24,434	619,158
		1,090,310
Household Products—0.2%
Colgate-Palmolive Co.	1,300	91,962
Personal Products—0.1%
Avon Products, Inc.	2,000	51,560
Tobacco—0.2%
Altria Group, Inc.	4,700	77,033
Total Consumer Staples		2,834,731

Energy—8.6%
Energy Equipment & Services—3.2%
Cameron International Corp.*	1,400	39,620
Halliburton Co.	18,600	385,020
Schlumberger Ltd.	16,454	890,326
Smith International, Inc.	5,600	144,200
		1,459,166
Oil, Gas & Consumable Fuels—5.4%
Chevron Corp.	4,900	324,625
Devon Energy Corp.	3,000	163,500
El Paso Corp.	13,900	128,297
Exxon Mobil Corp.	8,644	604,302
Hess Corp.	10,900	585,875
Occidental Petroleum Corp.	5,600	368,536
XTO Energy, Inc.	8,225	313,702
		2,488,837
Total Energy		3,948,003

Financials—22.7%
Capital Markets—10.4%
Bank of New York
Mellon Corp. (The)	48,158	1,411,511
Franklin Resources, Inc.	9,900	712,899
Goldman Sachs Group, Inc. (The)	6,800	1,002,592
Legg Mason, Inc.	5,900	143,842
Morgan Stanley	22,600	644,326
State Street Corp.	7,000	330,400
T. Rowe Price Group, Inc.	9,900	412,533
TD Ameritrade Holding Corp.*	5,100	89,454
		4,747,557
Commercial Banks—5.8%
BB&T Corp.	11,200	246,176
Comerica, Inc.	2,600	54,990
M&T Bank Corp.	7,000	356,510
PNC Financial Services
Group, Inc.	11,500	446,315
Wells Fargo & Co.	63,400	1,538,084
		2,642,075
Diversified Financial Services—4.6%
JPMorgan Chase & Co.	53,064	1,810,013
Moody’s Corp.	11,900	313,565
		2,123,578
Insurance—1.9%
AON Corp.	16,400	621,068
MetLife, Inc.	7,800	234,078
		855,146
Total Financials		10,368,356

Health Care—8.0%
Biotechnology—1.2%
Amgen, Inc.*	10,300	545,282
Health Care Equipment &
Supplies—3.1%
Boston Scientific Corp.*	101,000	1,024,140
Covidien plc	10,600	396,864
		1,421,004

See Notes to Financial Statements.

10

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Health Care Providers &
Services—0.9%
UnitedHealth Group, Inc.	13,200	$329,736
WellPoint, Inc.*	2,000	101,780
		431,516
Pharmaceuticals—2.8%
Abbott Laboratories	10,600	498,624
Johnson & Johnson	2,500	142,000
Teva Pharmaceutical Industries
Ltd., ADR	12,500	616,750
		1,257,374
Total Health Care		3,655,176

Industrials—6.7%
Aerospace & Defense—0.6%
Honeywell International, Inc.	4,200	131,880
Raytheon Co.	2,700	119,961
		251,841
Air Freight & Logistics—0.1%
FedEx Corp.	600	33,372
Airlines—1.5%
Delta Air Lines, Inc.*	120,000	694,800
Building Products—0.3%
Masco Corp.	11,900	114,002
Machinery—2.3%
Caterpillar, Inc.	7,600	251,104
Eaton Corp.	14,322	638,904
Joy Global, Inc.	600	21,432
Parker Hannifin Corp.	3,800	163,248
		1,074,688
Road & Rail—1.9%
Canadian National Railway Co.	4,100	176,136
Hertz Global Holdings, Inc.*	88,200	704,718
		880,854
Total Industrials		3,049,557

Information Technology—4.2%
Communications Equipment—0.1%
Cisco Systems, Inc.*	3,700	68,968
Computers & Peripherals—0.7%
EMC Corp.*	500	6,550
Hewlett-Packard Co.	8,100	313,065
		319,615
Electronic Equipment, Instruments
& Components—0.1%
Corning, Inc.	2,900	46,574
Internet Software & Services—1.1%
IAC/InterActiveCorp*	31,175	500,359
IT Services—0.1%
Western Union Co. (The)	3,100	50,840
Semiconductors & Semiconductor
Equipment—0.6%
Intel Corp.	16,700	276,385
Software—1.5%
Adobe Systems, Inc.*	6,700	189,610
Oracle Corp.	22,200	475,524
		665,134
Total Information
Technology		1,927,875

Materials—1.0%
Chemicals—1.0%
Dow Chemical Co. (The)	12,700	204,978
Praxair, Inc.	3,400	241,638
		446,616
Metals & Mining—0.0%
Nucor Corp.	200	8,886
Total Materials		455,502

Telecommunication Services—2.3%
Diversified Telecommunication
Services—2.1%
AT&T, Inc.	22,992	571,121
Verizon Communications, Inc.	12,800	393,344
		964,465
Wireless Telecommunication
Services—0.2%
Sprint Nextel Corp.*	18,800	90,428
Total Telecommunication
Services		1,054,893
Total Common Stocks
(Cost—$34,293,822)		32,855,705

	Principal
	Amount
Short-Term Securities—2.8%
Repurchase Agreement**—2.8%
UBS Securities LLC, 0.09%,
dated 06/30/09, due 07/01/09,
total to be received $1,271,648
(Cost—$1,271,645)	$1,271,645	1,271,645

Total Investments—74.6%
(Cost $35,565,467)		34,127,350
Other Assets Less
Liabilities—25.4%		11,640,416
Net Assets—100.0%		$45,767,766
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

11

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Allianz CCM Capital
Appreciation Portfolio	0.94%	(32.61)%	(2.35)%	1.26%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	2.06%
Russell 1000 Index	4.32%	(26.69)%	(1.85)%	2.51%
____________________

*	See Notes to Performance Information.
†	May 1, 2003.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Apple, Inc.	2.8%
Cisco Systems, Inc.	2.3
Hewlett-Packard Co.	2.1
International Business
Machines Corp.	2.0
Wal-Mart Stores, Inc.	1.9
Oracle Corp.	1.8
Abbott Laboratories	1.7
Occidental Petroleum Corp.	1.6
QUALCOMM, Inc.	1.5
McDonald’s Corp.	1.5
Total	19.2%

Percentage
Holdings by Sector	of Net Assets
Information Technology	29.8%
Consumer Discretionary	16.1
Health Care	14.3
Industrials	12.4
Consumer Staples	8.7
Financials	7.1
Energy	6.7
Materials	3.7
Telecommunication Services	1.4
Utilities	1.1
Other#	(1.3)
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

12

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—101.3%
Consumer Discretionary—16.1%
Auto Components—0.9%
Johnson Controls, Inc.	19,100	$414,852
Hotels, Restaurants & Leisure—2.7%
McDonald’s Corp.	11,730	674,357
Starbucks Corp.*	39,120	543,377
		1,217,734
Household Durables—1.2%
NVR, Inc.*	1,010	507,414
Internet & Catalog Retail—2.6%
Amazon.com, Inc.*	7,390	618,247
priceline.com, Inc.*	4,950	552,173
		1,170,420
Media—2.3%
Comcast Corp. (Class A)	36,390	527,291
McGraw-Hill Cos., Inc. (The)	16,400	493,804
		1,021,095
Specialty Retail—2.5%
Best Buy Co., Inc.	15,620	523,114
TJX Cos., Inc.	18,590	584,841
		1,107,955

Textiles, Apparel & Luxury
Goods—3.9%
Coach, Inc.	22,430	602,919
NIKE, Inc. (Class B)	9,940	514,693
Polo Ralph Lauren Corp.	11,880	636,055
		1,753,667
Total Consumer
Discretionary		7,193,137

Consumer Staples—8.7%
Beverages—1.2%
Hansen Natural Corp.*	17,130	527,946
Food & Staples Retailing—4.1%
Kroger Co. (The)	21,050	464,152
SYSCO Corp.	22,690	510,071
Wal-Mart Stores, Inc.	17,590	852,060
		1,826,283
Food Products—1.1%
General Mills, Inc.	9,350	523,787
Household Products—2.3%
Clorox Co.	10,520	587,332
Procter & Gamble Co. (The)	8,870	453,257
		1,040,589
Total Consumer Staples		3,918,605

Energy—6.7%
Energy Equipment & Services—2.5%
Cameron International Corp.*	18,300	517,890
National Oilwell Varco, Inc.*	17,830	582,328
		1,100,218
Oil, Gas & Consumable Fuels—4.2%
Exxon Mobil Corp.	9,340	652,959
Occidental Petroleum Corp.	10,880	716,013
Peabody Energy Corp.	17,460	526,593
		1,895,565
Total Energy		2,995,783

Financials—7.1%
Capital Markets—4.6%
Morgan Stanley	17,000	484,670
Northern Trust Corp.	8,700	467,016
SEI Investments Co.	30,930	557,977
TD Ameritrade Holding Corp.*	30,610	536,899
		2,046,562
Diversified Financial Services—1.4%
CME Group, Inc.	2,070	643,998
Insurance—1.1%
Prudential Financial, Inc.	13,730	511,031
Total Financials		3,201,591

Health Care—14.3%
Biotechnology—1.4%
Gilead Sciences, Inc.*	13,200	618,288
Health Care Equipment &
Supplies—3.7%
Boston Scientific Corp.*	53,030	537,724
C.R. Bard, Inc.	6,520	485,414
Hospira, Inc.*	16,100	620,172
		1,643,310
Health Care Providers &
Services—3.8%
Express Scripts, Inc.*	8,640	594,000
Medco Health Solutions, Inc.*	12,230	557,810
Quest Diagnostics, Inc.	9,830	554,707
		1,706,517
Life Sciences Tools & Services—2.4%
Millipore Corp.*	7,870	552,553
Waters Corp.*	10,700	550,729
		1,103,282
Pharmaceuticals—3.0%
Abbott Laboratories	16,550	778,512
Eli Lilly & Co.	16,020	554,933
		1,333,445
Total Health Care		6,404,842

Industrials—12.4%
Aerospace & Defense—2.5%
Goodrich Corp.	11,770	588,147
Raytheon Co.	11,980	532,271
		1,120,418
Air Freight & Logistics—1.3%
Expeditors International of
Washington, Inc.	17,290	576,449

See Notes to Financial Statements.

13

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Construction & Engineering—2.6%
Fluor Corp.	12,700	$651,383
Shaw Group, Inc. (The)*	18,560	508,730
		1,160,113
Electrical Equipment—1.1%
Cooper Industries Ltd. (Class A)	16,480	511,704
Machinery—2.4%
Danaher Corp.	9,100	561,834
Joy Global, Inc.	14,140	505,081
		1,066,915
Road & Rail—1.2%
Norfolk Southern Corp.	13,690	515,702
Trading Companies &
Distributors—1.3%
W.W. Grainger, Inc.	7,140	584,623
Total Industrials		5,535,924

Information Technology—29.8%
Communications Equipment—3.8%
Cisco Systems, Inc.*	54,140	1,009,170
QUALCOMM, Inc.	15,220	687,944
		1,697,114
Computers & Peripherals—9.5%
Apple, Inc.*	8,760	1,247,687
EMC Corp.*	46,900	614,390
Hewlett-Packard Co.	24,790	958,133
International Business
Machines Corp.	8,500	887,570
NetApp, Inc.*	26,950	531,454
		4,239,234
Internet Software & Services—1.2%
eBay, Inc.*	30,370	520,238
IT Services—2.3%
Automatic Data Processing, Inc.	13,830	490,135
Lender Processing Services, Inc.	20,260	562,620
		1,052,755
Semiconductors & Semiconductor
Equipment—6.2%
Altera Corp.	33,790	550,101
Broadcom Corp. (Class A)*	22,180	549,842
Marvell Technology Group Ltd.*	47,440	552,202
Texas Instruments, Inc.	27,030	575,739
Xilinx, Inc.	26,860	549,556
		2,777,440
Software—6.8%
BMC Software, Inc.*	15,390	520,028
CA, Inc.	34,100	594,363
Intuit, Inc.*	20,090	565,734
Oracle Corp.	38,790	830,882
Symantec Corp.*	35,560	553,314
		3,064,321
Total Information
Technology		13,351,102

Materials—3.7%
Chemicals—1.2%
CF Industries Holdings, Inc.	7,490	555,309
Containers & Packaging—1.3%
Crown Holdings, Inc.*	23,690	571,876
Metals & Mining—1.2%
Cliffs Natural Resources, Inc.	21,410	523,903
Total Materials		1,651,088

Telecommunication Services—1.4%
Wireless Telecommunication
Services—1.4%
American Tower Corp. (Class A)*	19,290	608,214

Utilities—1.1%
Electric Utilities—1.1%
Exelon Corp.	9,930	508,515

Total Common Stocks
(Cost—$45,607,675)		45,368,801

	Principal
	Amount
Short-Term Securities—1.0%
Repurchase Agreement**—1.0%
UBS Securities LLC, 0.09%,
dated 06/30/09, due 07/01/09,
total to be received $433,701
(Cost—$433,700)	$433,700	433,700

Total Investments—102.3%
(Cost $46,041,375)		45,802,501
Liabilities in Excess of Other
Assets—(2.3)%		(1,027,793)
Net Assets—100.0%		$44,774,708
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Financial Statements.

14

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Mid Cap Value Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Lord Abbett Mid Cap Value Portfolio	(0.04)%	(29.99)%	(3.47)%	0.39%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell Midcap Value Index	3.19%	(30.52)%	(0.43)%	3.50%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Mylan, Inc.	2.4%
State Street Corp.	2.3
Adobe Systems, Inc.	2.1
Reliance Steel & Aluminum Co.	2.0
AON Corp.	2.0
ACE Ltd.	1.8
Lazard Ltd. (Class A)	1.7
Embarq Corp.	1.6
DaVita, Inc.	1.6
EQT Corp.	1.6
Total	19.1%

Percentage
Holdings by Sector	of Net Assets
Industrials	21.1%
Consumer Discretionary	17.0
Financials	14.1
Health Care	11.1
Energy	10.5
Information Technology	9.2
Materials	5.8
Utilities	4.0
Telecommunication Services	2.6
Consumer Staples	2.4
Other#	2.2
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and other assets less liabilities.

15

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—17.0%
Auto Components—1.7%
Autoliv, Inc.	6,700	$192,759
BorgWarner, Inc.	6,800	232,220
WABCO Holdings, Inc.	6,000	106,200
		531,179
Distributors—1.0%
Genuine Parts Co.	9,000	302,040
Hotels, Restaurants & Leisure—4.7%
International Game Technology	21,800	346,620
Marriott International, Inc. (Class A)	15,457	341,132
Starwood Hotels & Resorts
Worldwide, Inc.	16,000	355,200
Wynn Resorts Ltd.*	11,700	413,010
		1,455,962
Household Durables—0.5%
Snap-On, Inc.	4,800	137,952
Media—2.0%
Interpublic Group of Cos., Inc.*	62,191	314,065
Omnicom Group, Inc.	9,900	312,642
		626,707
Multiline Retail—1.6%
Big Lots, Inc.*	3,600	75,708
Macy’s, Inc.	18,416	216,572
Nordstrom, Inc.	10,500	208,845
		501,125
Specialty Retail—5.2%
American Eagle Outfitters, Inc.	33,000	467,610
Foot Locker, Inc.	21,900	229,293
Guess?, Inc.	7,500	193,350
PetSmart, Inc.	12,700	272,542
TJX Cos., Inc.	14,300	449,878
		1,612,673
Textiles, Apparel &
Luxury Goods—0.3%
Fossil, Inc.*	4,000	96,320
Total Consumer Discretionary		5,263,958

Consumer Staples—2.4%
Food & Staples Retailing—1.3%
Kroger Co. (The)	17,900	394,695
Food Products—1.1%
J.M. Smucker Co. (The)	6,900	335,754
Total Consumer Staples		730,449

Energy—10.5%
Energy Equipment & Services—5.4%
Cameron International Corp.*	8,100	229,230
Halliburton Co.	23,036	476,845
Oceaneering International, Inc.*	3,100	140,120
Smith International, Inc.	11,600	298,700
Superior Energy Services, Inc.*	9,200	158,884
Transocean Ltd.*	5,038	374,273
		1,678,052
Oil, Gas & Consumable Fuels—5.1%
Cabot Oil & Gas Corp.	9,700	297,208
EOG Resources, Inc.	4,400	298,848
Forest Oil Corp.*	13,100	195,452
Noble Energy, Inc.	5,400	318,438
Range Resources Corp.	2,500	103,525
Williams Cos., Inc. (The)	22,600	352,786
		1,566,257
Total Energy		3,244,309

Financials—14.1%
Capital Markets—5.1%
Jefferies Group, Inc.*	3,700	78,921
Lazard Ltd. (Class A)	19,700	530,324
Raymond James Financial, Inc.	14,100	242,661
State Street Corp.	15,300	722,160
		1,574,066
Commercial Banks—3.4%
City National Corp.	9,500	349,885
Comerica, Inc.	12,900	272,835
Commerce Bancshares, Inc.	2,300	73,209
M&T Bank Corp.	6,800	346,324
		1,042,253
Insurance—5.6%
ACE Ltd.	12,800	566,144
AON Corp.	16,300	617,281
Markel Corp.*	300	84,510
PartnerRe Ltd.	7,200	467,640
		1,735,575
Total Financials		4,351,894

Health Care—11.1%
Health Care Equipment &
Supplies—1.5%
Covidien plc	9,300	348,192
Varian Medical Systems, Inc.*	2,900	101,906
		450,098
Health Care Providers &
Services—6.4%
AmerisourceBergen Corp.	26,600	471,884
DaVita, Inc.*	10,300	509,438
Healthsouth Corp.*	25,800	372,552
McKesson Corp.	5,500	242,000
Patterson Cos., Inc.*	18,100	392,770
		1,988,644
Pharmaceuticals—3.2%
Mylan, Inc.*	56,050	731,452
Watson Pharmaceuticals, Inc.*	7,800	262,782
		994,234
Total Health Care		3,432,976

See Notes to Financial Statements.

16

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (continued)	(in U.S. dollars)

	Shares	Value
Industrials—21.1%
Aerospace & Defense—2.6%
Alliant Techsystems, Inc.*	2,300	$189,428
Curtiss-Wright Corp.	4,500	133,785
ITT Corp.	7,700	342,650
Precision Castparts Corp.	1,700	124,151
		790,014
Airlines—1.0%
Continental Airlines, Inc. (Class B)*	22,100	195,806
Southwest Airlines Co.	14,700	98,931
		294,737
Commercial Services &
Supplies—1.0%
Republic Services, Inc.	12,455	304,027
Construction & Engineering—3.5%
Jacobs Engineering Group, Inc.*	11,200	471,408
KBR, Inc.	26,285	484,695
URS Corp.*	2,300	113,896
		1,069,999
Electrical Equipment—0.7%
Roper Industries, Inc.	4,600	208,426
Industrial Conglomerates—1.2%
Tyco International, Ltd.	14,200	368,916
Machinery—7.3%
Cummins, Inc.	6,000	211,260
Donaldson Co., Inc.	6,300	218,232
Eaton Corp.	10,700	477,327
Kaydon Corp.	3,500	113,960
Kennametal, Inc.	10,000	191,800
PACCAR, Inc.	3,400	110,534
Parker Hannifin Corp.	11,000	472,560
Pentair, Inc.	6,000	153,720
SPX Corp.	6,600	323,202
		2,272,595
Marine—1.1%
Kirby Corp.*	11,100	352,869
Road & Rail—1.2%
Kansas City Southern*	23,200	373,752
Trading Companies &
Distributors—1.5%
GATX Corp.	9,000	231,480
W.W. Grainger, Inc.	3,000	245,640
		477,120
Total Industrials		6,512,455

Information Technology—9.2%
Communications Equipment—1.4%
Tellabs, Inc.*	75,900	434,907
Computers & Peripherals—0.3%
Diebold, Inc.	3,600	94,896
Electronic Equipment, Instruments
& Components—1.2%
Anixter International, Inc.*	5,800	218,022
Itron, Inc.*	1,400	77,098
Trimble Navigation Ltd.*	3,800	74,594
		369,714
Semiconductors & Semiconductor
Equipment—0.3%
Marvell Technology Group Ltd.*	7,700	89,628
Software—6.0%
Adobe Systems, Inc.*	23,200	656,560
CA, Inc.	8,700	151,641
Intuit, Inc.*	10,400	292,864
Jack Henry & Associates, Inc.	5,600	116,200
McAfee, Inc.*	10,000	421,900
Sybase, Inc.*	7,255	227,372
		1,866,537
Total Information Technology		2,855,682

Materials—5.8%
Chemicals—2.7%
Celanese Corp., Series A	19,100	453,625
Valspar Corp.	16,600	373,998
		827,623
Containers & Packaging—1.1%
Ball Corp.	7,300	329,668
Metals & Mining—2.0%
Reliance Steel & Aluminum Co.	16,600	637,274
Total Materials		1,794,565

Telecommunication
Services—2.6%
Diversified Telecommunication
Services—2.6%
CenturyTel, Inc.	9,900	303,930
Embarq Corp.	12,300	517,338
Total Telecommunication
Services		821,268

Utilities—4.0%
Electric Utilities—0.6%
Northeast Utilities	8,700	194,097
Gas Utilities—2.2%
EQT Corp.	14,400	502,704
Piedmont Natural Gas Co., Inc.	6,800	163,948
		666,652
Multi-Utilities—1.2%
CMS Energy Corp.	31,000	374,480
Total Utilities		1,235,229

Total Common Stocks
(Cost—$30,221,258)		30,242,785

See Notes to Financial Statements.

17

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Principal
	Amount	Value
Short-Term Securities—2.0%
Repurchase Agreement**—2.0%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total
to be received $615,131
(Cost—$615,129)	$615,129	$615,129

Total Investments—99.8%
(Cost $30,836,387)		30,857,914
Other Assets Less
Liabilities—0.2%		48,411
Net Assets—100.0%		$30,906,325
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Financial Statements.

18

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Performance Information*

Average Annual Total Returns
For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Seligman Mid Cap Growth Portfolio	18.40%	(37.07)%	(2.60)%	1.94%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell Midcap Growth Index	16.61%	(30.33)%	(0.44)%	4.24%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary
As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
SAVVIS, Inc.	4.4%
Macrovision Solutions Corp.	4.1
Coinstar, Inc.	3.5
Microsemi Corp.	3.0
FTI Consulting, Inc.	2.9
Marvell Technology Group Ltd.	2.8
McAfee, Inc.	2.4
Prudential Financial, Inc.	2.2
Noble Energy, Inc.	2.1
Noble Corp.	1.7
Total	29.1%

Percentage
Holdings by Sector	of Net Assets
Information Technology	27.4%
Consumer Discretionary	16.3
Industrials	14.5
Health Care	13.1
Energy	8.1
Financials	6.5
Materials	4.6
Telecommunication Services	2.5
Utilities	2.1
Consumer Staples	1.1
Other#	3.8
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and other assets less liabilities.

19

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.2%
Consumer Discretionary—16.3%
Diversified Consumer
Services—7.4%
Apollo Group, Inc. (Class A)*	3,000	$213,360
Coinstar, Inc.*	16,500	440,550
Corinthian Colleges, Inc.*	5,500	93,115
DeVry, Inc.	3,900	195,156
		942,181
Hotels, Restaurants & Leisure—2.8%
Bally Technologies, Inc.*	4,800	143,616
Yum! Brands, Inc.	6,600	220,044
		363,660
Household Durables—3.0%
Lennar Corp. (Class A)	13,100	126,939
Meritage Homes Corp.*	5,300	99,958
NVR, Inc.*	300	150,717
		377,614
Multiline Retail—1.5%
Big Lots, Inc.*	4,800	100,944
Kohl’s Corp.*	2,100	89,775
		190,719
Specialty Retail—1.6%
Sherwin-Williams Co. (The)	3,700	198,875
Total Consumer Discretionary		2,073,049

Consumer Staples—1.1%
Food Products—0.2%
Archer-Daniels-Midland Co.	1,200	32,124
Personal Products—0.9%
Mead Johnson Nutrition Co.
(Class A)*	3,500	111,195
Total Consumer Staples		143,319

Energy—8.1%
Energy Equipment & Services—4.8%
Cameron International Corp.*	5,200	147,160
National Oilwell Varco, Inc.*	1,900	62,054
Noble Corp.	7,300	220,825
Weatherford International Ltd.*	9,300	181,908
		611,947
Oil, Gas & Consumable Fuels—3.3%
Massey Energy Co.	2,500	48,850
Noble Energy, Inc.	4,600	271,262
Southwestern Energy Co.*	2,500	97,125
		417,237
Total Energy		1,029,184

Financials—6.5%
Consumer Finance—1.6%
Discover Financial Services	19,600	201,292
Diversified Financial Services—1.7%
CME Group, Inc.	200	62,222
Interactive Brokers Group, Inc.
(Class A)*	10,300	159,959
		222,181
Insurance—3.2%
Aflac, Inc.	2,600	80,834
Principal Financial Group, Inc.	2,966	55,880
Prudential Financial, Inc.	7,361	273,976
		410,690
Total Financials		834,163

Health Care—13.1%
Biotechnology—1.6%
Alexion Pharmaceuticals, Inc.*	1,800	74,016
Vertex Pharmaceuticals, Inc.*	3,700	131,868
		205,884
Health Care Equipment &
Supplies—3.0%
Alcon, Inc.	1,600	185,792
Beckman Coulter, Inc.	1,059	60,511
NuVasive, Inc.*	2,900	129,340
		375,643
Health Care Providers &
Services—4.1%
AmerisourceBergen Corp.	4,400	78,056
Community Health Systems, Inc.*	4,500	113,625
Express Scripts, Inc.*	2,800	192,500
WellPoint, Inc.*	2,600	132,314
		516,495
Health Care Technology—0.8%
Cerner Corp.*	1,700	105,893
Life Sciences Tools & Services—1.8%
Illumina, Inc.*	2,900	112,926
Life Technologies Corp.*	2,800	116,816
		229,742
Pharmaceuticals—1.8%
Allergan, Inc.	1,500	71,370
King Pharmaceuticals, Inc.*	7,000	67,410
Mylan, Inc.*	7,200	93,960
		232,740
Total Health Care		1,666,397

Industrials—14.5%
Aerospace & Defense—2.7%
ITT Corp.	3,700	164,650
Precision Castparts Corp.	2,400	175,272
		339,922
Airlines—0.5%
Delta Air Lines, Inc.*	10,900	63,111

See Notes to Financial Statements.

20

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Commercial Services &
Supplies—1.3%
Geo Group, Inc. (The)*	8,800	$163,504
Construction & Engineering—2.0%
Fluor Corp.	1,600	82,064
Foster Wheeler AG*	4,800	114,000
Quanta Services, Inc.*	2,400	55,512
		251,576
Electrical Equipment—1.3%
General Cable Corp.*	4,500	169,110
Machinery—1.6%
Cummins, Inc.	1,800	63,378
Joy Global, Inc.	4,100	146,452
		209,830
Professional Services—2.9%
FTI Consulting, Inc.*	7,300	370,256
Road & Rail—1.3%
CSX Corp.	4,000	138,520
J.B. Hunt Transport Services, Inc.	1,000	30,530
		169,050
Transportation Infrastructure—0.9%
Aegean Marine Petroleum
Network, Inc.	7,500	113,250
Total Industrials		1,849,609

Information Technology—27.4%
Communications Equipment—4.0%
Blue Coat Systems, Inc.*	9,900	163,746
Brocade Communications
Systems, Inc.*	25,700	200,974
F5 Networks, Inc.*	4,300	148,737
		513,457
Internet Software & Services—5.2%
Equinix, Inc.*	1,300	94,562
SAVVIS, Inc.*	49,292	564,886
		659,448
IT Services—2.7%
Cognizant Technology Solutions
Corp. (Class A)*	6,100	162,870
Mastercard, Inc. (Class A)	1,100	184,041
		346,911
Semiconductors & Semiconductor
Equipment—7.7%
Intersil Corp. (Class A)	14,600	183,522
Marvell Technology Group Ltd.*	31,100	362,004
MEMC Electronic Materials, Inc.*	3,300	58,773
Microsemi Corp.*	27,500	379,500
		983,799
Software—7.8%
BMC Software, Inc.*	4,800	162,192
Macrovision Solutions Corp.*	24,116	525,970
McAfee, Inc.*	7,100	299,549
		987,711
Total Information Technology		3,491,326

Materials—4.6%
Chemicals—2.5%
Celanese Corp., Series A	2,500	59,375
Ecolab, Inc.	1,800	70,182
Potash Corp. of
Saskatchewan, Inc.	2,000	186,100
		315,657
Metals & Mining—2.1%
Agnico-Eagle Mines Ltd.	3,400	178,432
United States Steel Corp.	2,600	92,924
		271,356
Total Materials		587,013

Telecommunication Services—2.5%
Diversified Telecommunication
Services—1.5%
Qwest Communications
International, Inc.	46,300	192,145
Wireless Telecommunication
Services—1.0%
NII Holdings, Inc.*	4,100	78,187
SBA Communications
Corp. (Class A)*	2,100	51,534
		129,721
Total Telecommunication
Services		321,866

Utilities—2.1%
Electric Utilities—1.6%
ITC Holdings Corp.	4,600	208,656
Multi-Utilities—0.5%
Public Service Enterprise
Group, Inc.	1,800	58,734
Total Utilities		267,390

Total Common Stocks
(Cost—$11,621,492)		12,263,316

	Principal
	Amount
Short-Term Securities—3.8%
Repurchase Agreement**—3.8%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total
to be received $482,280
(Cost—$482,279)	$482,279	482,279

Total Investments—100.0%
(Cost $12,103,771)		12,745,595
Other Assets Less
Liabilities—0.0%		1,386
Net Assets—100.0%		$12,746,981
____________________

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Financial Statements.

21

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Performance Information*

Average Annual Total Returns For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Allianz NFJ Small Cap Value Portfolio	1.49%	(21.68)%	3.38%	7.10%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 2000 Value Index	(5.17)%	(25.24)%	(2.27)%	2.13%

Portfolio Summary As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Lubrizol Corp.	1.3%
Energen Corp.	1.3
Del Monte Foods Co.	1.2
J.M. Smucker Co. (The)	1.2
National Fuel Gas Co.	1.2
IAMGOLD Corp.	1.2
OGE Energy Corp.	1.2
Wolverine World Wide, Inc.	1.2
American Financial Group, Inc.	1.2
Lennox International, Inc.	1.2
Total	12.2%

Percentage
Holdings by Sector	of Net Assets
Industrials	16.8%
Financials	16.4
Materials	15.8
Utilities	13.2
Energy	10.2
Consumer Staples	8.9
Health Care	7.4
Consumer Discretionary	4.4
Information Technology	3.1
Other#	3.8
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

22

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.2%
Consumer Discretionary—4.4%
Hotels, Restaurants & Leisure—1.1%
International Speedway Corp.
(Class A)	27,500	$704,275
Textiles, Apparel & Luxury
Goods—3.3%
Phillips-Van Heusen Corp.	23,700	679,953
Unifirst Corp.	18,100	672,777
Wolverine World Wide, Inc.	33,700	743,422
		2,096,152
Total Consumer Discretionary		2,800,427

Consumer Staples—8.9%
Beverages—0.5%
PepsiAmericas, Inc.	12,600	337,806
Food & Staples Retailing—2.8%
Casey’s General Stores, Inc.	26,519	681,273
Ruddick Corp.	25,800	604,494
Weis Markets, Inc.	14,600	489,392
		1,775,159
Food Products—3.4%
Corn Products International, Inc.	23,900	640,281
Del Monte Foods Co.	83,400	782,292
J.M. Smucker Co. (The)	15,900	773,694
		2,196,267
Household Products—1.1%
WD-40 Co.	24,100	698,900
Tobacco—1.1%
Universal Corp.	20,900	691,999
Total Consumer Staples		5,700,131

Energy—10.2%
Energy Equipment & Services—3.0%
CARBO Ceramics, Inc.	17,800	608,760
Lufkin Industries, Inc.	15,200	639,160
Tidewater, Inc.	15,900	681,633
		1,929,553
Oil, Gas & Consumable Fuels—7.2%
Berry Petroleum Co. (Class A)	30,900	574,431
Cimarex Energy Co.	19,700	558,298
Frontier Oil Corp.	39,000	511,290
General Maritime Corp.	60,032	593,716
Holly Corp.	26,500	476,470
Penn Virginia Corp.	16,800	275,016
St. Mary Land & Exploration Co.	15,200	317,224
Tsakos Energy Navigation Ltd.	33,700	543,918
World Fuel Services Corp.	16,900	696,787
		4,547,150
Total Energy		6,476,703

Financials—16.4%
Capital Markets—1.1%
Federated Investors, Inc.
(Class B)	28,900	696,201
Commercial Banks—2.0%
Bank of Hawaii Corp.	18,100	648,523
Cullen/Frost Bankers, Inc.	13,800	636,456
		1,284,979
Consumer Finance—1.0%
Advance America Cash Advance
Centers, Inc.	142,800	632,604
Insurance—5.4%
American Equity Investment Life
Holding Co.	103,100	575,298
American Financial Group, Inc.	34,100	735,878
Delphi Financial Group, Inc.
(Class A)	34,450	669,364
Infinity Property & Casualty Corp.	17,500	638,050
RLI Corp.	11,700	524,160
Zenith National Insurance Corp.	14,400	313,056
		3,455,806
Real Estate Investment Trusts
(REITs)—6.9%
Chimera Investment Corp. REIT	180,800	630,992
Equity One, Inc. REIT	35,600	472,056
Franklin Street Properties
Corp. REIT	48,200	638,650
Healthcare Realty Trust, Inc. REIT	35,300	594,099
HRPT Properties Trust REIT	110,500	448,630
Nationwide Health Properties,
Inc. REIT	26,500	682,110
PS Business Parks, Inc. REIT	5,600	271,264
Sovran Self Storage, Inc. REIT	25,700	632,220
		4,370,021
Total Financials		10,439,611

Health Care—7.4%
Health Care Equipment &
Supplies—5.1%
Cooper Cos., Inc. (The)	25,800	638,034
Invacare Corp.	34,500	608,925
STERIS Corp.	25,000	652,000
Teleflex, Inc.	15,600	699,348
West Pharmaceutical
Services, Inc.	19,300	672,605
		3,270,912
Health Care Providers &
Services—1.1%
Owens & Minor, Inc.	16,600	727,412
Life Sciences Tools &
Services—1.2%
PerkinElmer, Inc.	42,008	730,939
Total Health Care		4,729,263

Industrials—16.8%
Aerospace & Defense—1.0%
Curtiss-Wright Corp.	22,200	660,006
Airlines—0.7%
Skywest, Inc.	43,400	442,680

See Notes to Financial Statements.

23

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Building Products—1.2%
Lennox International, Inc.	22,900	$735,319
Commercial Services & Supplies—2.2%
Brink’s Co. (The)	23,400	679,302
Ennis, Inc.	57,000	710,220
		1,389,522
Construction & Engineering—1.9%
Granite Construction, Inc.	15,100	502,528
KBR, Inc.	39,600	730,224
		1,232,752
Electrical Equipment—2.9%
Acuity Brands, Inc.	23,900	670,395
Belden, Inc.	34,900	582,830
Regal-Beloit Corp.	15,400	611,688
		1,864,913
Machinery—6.0%
Barnes Group, Inc.	47,500	564,775
Bucyrus International, Inc.	23,600	674,016
Crane Co.	32,100	716,151
Harsco Corp.	25,000	707,500
Kennametal, Inc.	15,800	303,044
Lincoln Electric Holdings, Inc.	7,600	273,904
Mueller Industries, Inc.	26,300	547,040
		3,786,430
Trading Companies & Distributors—0.9%
Applied Industrial
Technologies, Inc.	29,200	575,240
Total Industrials		10,686,862

Information Technology—3.1%
Computers & Peripherals—1.1%
Diebold, Inc.	27,500	724,900
Electronic Equipment, Instruments
& Components—2.0%
AVX Corp.	68,200	677,226
Jabil Circuit, Inc.	77,400	574,308
		1,251,534
Total Information Technology		1,976,434

Materials—15.8%
Chemicals—8.2%
Innophos Holdings, Inc.	39,900	673,911
International Flavors &
Fragrances, Inc.	19,100	624,952
Lubrizol Corp.	17,200	813,732
Methanex Corp.	52,800	646,272
Olin Corp.	47,400	563,586
RPM International, Inc.	50,100	703,404
Sensient Technologies Corp.	25,800	582,306
Terra Industries, Inc.	25,500	617,610
		5,225,773
Containers & Packaging—2.2%
Silgan Holdings, Inc.	14,300	701,129
Sonoco Products Co.	28,300	677,785
		1,378,914
Metals & Mining—5.4%
Carpenter Technology Corp.	15,900	330,879
Cliffs Natural Resources, Inc.	11,200	274,064
Commercial Metals Co.	44,100	706,923
Compass Minerals
International, Inc.	13,100	719,321
IAMGOLD Corp.	74,100	749,892
Royal Gold, Inc.	15,800	658,860
		3,439,939
Total Materials		10,044,626

Utilities—13.2%
Electric Utilities—2.2%
Cleco Corp.	31,800	712,956
Westar Energy, Inc.	36,500	685,105
		1,398,061
Gas Utilities—7.7%
AGL Resources, Inc.	22,300	709,140
Atmos Energy Corp.	27,700	693,608
Energen Corp.	20,200	805,980
National Fuel Gas Co.	21,300	768,504
Southwest Gas Corp.	27,300	606,333
UGI Corp.	26,800	683,132
WGL Holdings, Inc.	19,100	611,582
		4,878,279
Multi-Utilities—2.2%
OGE Energy Corp.	26,300	744,816
Vectren Corp.	28,300	663,069
		1,407,885
Water Utilities—1.1%
American Water Works Co., Inc.	36,800	703,248
Total Utilities		8,387,473

Total Common Stocks
(Cost—$59,431,205)		61,241,530

	Principal
	Amount
Short-Term Securities—4.9%
Repurchase Agreement**—4.9%
UBS Securities LLC, 0.09%, dated
06/30/09, due 07/01/09, total
to be received $3,152,479
(Cost—$3,152,471)	$3,152,471	3,152,471

Total Investments—101.1%
(Cost $62,583,676)		64,394,001
Liabilities in Excess of
Other Assets—(1.1)%		(690,138)
Net Assets—100.0%		$63,703,863
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Financial Statements.

24

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Performance Information*

Average Annual Total Returns For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/JPMorgan Small Cap Growth Portfolio	12.79%	(23.53)%	(1.64)%	1.65%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	0.92%
Russell 2000 Growth Index	11.36%	(24.85)%	(1.32)%	3.11%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
MedAssets, Inc.	2.7%
Iconix Brand Group, Inc.	2.0
Nuance Communications, Inc.	2.0
Lincoln Educational Services Corp.	1.9
Blackboard, Inc.	1.7
Viasat, Inc.	1.7
Omnicell, Inc.	1.6
Neutral Tandem, Inc.	1.5
ICON plc, ADR	1.5
Psychiatric Solutions, Inc.	1.5
Total	18.1%

Percentage
Holdings by Sector	of Net Assets
Health Care	26.4%
Information Technology	23.2
Industrials	17.3
Consumer Discretionary	14.6
Financials	6.5
Energy	4.3
Materials	2.5
Telecommunication Services	2.3
Consumer Staples	1.4
Other#	1.5
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and other assets less liabilities.

25

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—98.5%
Consumer Discretionary—14.6%
Distributors—1.0%
LKQ Corp.*	11,210	$184,405
Diversified Consumer Services—3.4%
American Public Education, Inc.*	3,500	138,635
K12, Inc.*	6,660	143,523
Lincoln Educational
Services Corp.*	16,930	354,345
		636,503
Hotels, Restaurants & Leisure—2.6%
Boyd Gaming Corp.*	8,300	70,550
Cheesecake Factory, Inc. (The)*	5,360	92,728
Jack in the Box, Inc.*	5,460	122,577
Life Time Fitness, Inc.*	10,200	204,102
		489,957
Media—1.6%
Marvel Entertainment, Inc.*	1,720	61,215
Morningstar, Inc.*	3,020	124,514
National CineMedia, Inc.	7,300	100,448
		286,177
Multiline Retail—0.4%
Saks, Inc.*	15,285	67,713
Specialty Retail—2.9%
AnnTaylor Stores Corp.*	9,490	75,730
J. Crew Group, Inc.*	7,840	211,837
Ulta Salon Cosmetics &
Fragrance, Inc.*	22,350	248,532
		536,099
Textiles, Apparel & Luxury
Goods—2.7%
Iconix Brand Group, Inc.*	24,740	380,501
Skechers U.S.A., Inc. (Class A)*	12,400	121,148
		501,649
Total Consumer Discretionary		2,702,503

Consumer Staples—1.4%
Household Products—0.7%
Central Garden and Pet Co.*	12,000	131,880
Personal Products—0.7%
NBTY, Inc.*	4,500	126,540
Total Consumer Staples		258,420

Energy—4.3%
Energy Equipment & Services—0.5%
Oceaneering International, Inc.*	2,160	97,632
Oil, Gas & Consumable Fuels—3.8%
Cabot Oil & Gas Corp.	5,690	174,342
Comstock Resources, Inc.*	5,120	169,216
Concho Resources, Inc.*	7,380	211,732
Forest Oil Corp.*	9,310	138,905
		694,195
Total Energy		791,827

Financials—6.5%
Capital Markets—2.2%
Affiliated Managers Group, Inc.*	2,250	130,928
Calamos Asset Management,
Inc. (Class A)	13,910	196,270
Investment Technology
Group, Inc.*	3,550	72,384
		399,582
Diversified Financial Services—1.0%
MSCI, Inc. (Class A)*	7,670	187,455
Insurance—2.8%
HCC Insurance Holdings, Inc.	5,820	139,738
ProAssurance Corp.*	4,460	206,096
Tower Group, Inc.	6,738	166,968
		512,802
Thrifts & Mortgage Finance—0.5%
WSFS Financial Corp.	3,690	100,774
Total Financials		1,200,613

Health Care—26.4%
Biotechnology—5.1%
Acorda Therapeutics, Inc.*	2,100	59,199
Alexion Pharmaceuticals, Inc.*	3,810	156,667
BioMarin Pharmaceutical, Inc.*	12,440	194,188
Halozyme Therapeutics, Inc.*	23,370	162,889
Medivation, Inc.*	4,860	108,913
Myriad Genetics, Inc.*	2,990	106,593
Myriad Pharmaceuticals, Inc.*	1,023	4,755
Onyx Pharmaceuticals, Inc.*	2,540	71,780
Theravance, Inc.*	5,820	85,205
		950,189
Health Care Equipment &
Supplies—4.9%
Hansen Medical, Inc.*	15,900	78,546
Hologic, Inc.*	9,070	129,066
Insulet Corp.*	18,650	143,605
Masimo Corp.*	8,350	201,319
Meridian Bioscience, Inc.	6,740	152,189
Thoratec Corp.*	7,700	206,206
		910,931
Health Care Providers &
Services—5.3%
Emeritus Corp.*	14,400	190,224
Genoptix, Inc.*	6,640	212,414
Gentiva Health Services, Inc.*	10,320	169,867
Healthspring, Inc.*	12,600	136,836
Psychiatric Solutions, Inc.*	12,020	273,335
		982,676
Health Care Technology—5.7%
athenahealth, Inc.*	2,600	96,226
MedAssets, Inc.*	25,420	494,419
Medidata Solutions, Inc.*	2,400	39,312
Omnicell, Inc.*	27,370	294,227
Vital Images, Inc.*	12,100	137,335
		1,061,519

See Notes to Financial Statements.

26

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (continued)	(in U.S. dollars)

	Shares	Value
Life Sciences Tools & Services—4.8%
Bruker Corp.*	22,360	$207,054
Enzo Biochem, Inc.*	36,235	160,521
Exelixis, Inc.*	22,910	111,572
ICON plc, ADR*	12,990	280,324
Illumina, Inc.*	3,250	126,555
		886,026
Pharmaceuticals—0.6%
Sucampo Pharmaceuticals,
Inc. (Class A)*	18,230	112,479
Total Health Care		4,903,820

Industrials—17.3%
Aerospace & Defense—1.5%
DigitalGlobe, Inc.*	5,000	96,000
HEICO Corp.	5,220	189,277
		285,277
Air Freight & Logistics—0.4%
HUB Group, Inc. (Class A)*	3,670	75,749
Building Products—1.5%
Lennox International, Inc.	5,820	186,880
Simpson Manufacturing Co., Inc.	4,310	93,182
		280,062
Commercial Services &
Supplies—2.6%
Geo Group, Inc. (The)*	11,060	205,495
Waste Connections, Inc.*	10,500	272,055
		477,550
Construction & Engineering—0.7%
Aecom Technology Corp.*	4,170	133,440
Electrical Equipment—1.8%
Baldor Electric Co.	3,700	88,023
Energy Conversion Devices, Inc.*	2,810	39,761
EnerSys*	7,390	134,424
Powell Industries, Inc.*	1,970	73,028
		335,236
Industrial Conglomerates—1.0%
Carlisle Cos., Inc.	8,040	193,282
Machinery—2.6%
Bucyrus International, Inc.	3,640	103,959
Graco, Inc.	6,240	137,405
Wabtec Corp.	7,190	231,302
		472,666
Professional Services—2.4%
FTI Consulting, Inc.*	4,700	238,384
Watson Wyatt Worldwide,
Inc. (Class A)	5,490	206,040
		444,424
Road & Rail—2.3%
Landstar System, Inc.	6,470	232,338
Old Dominion Freight Line, Inc.*	5,680	190,677
		423,015
Trading Companies &
Distributors—0.5%
Beacon Roofing Supply, Inc.*	6,330	91,532
Total Industrials		3,212,233

Information Technology—23.2%
Communications Equipment—2.8%
F5 Networks, Inc.*	3,500	121,065
Infinera Corp.*	9,440	86,187
Viasat, Inc.*	11,970	306,911
		514,163
Computers & Peripherals—1.4%
Compellent Technologies, Inc.*	6,800	103,700
Synaptics, Inc.*	3,910	151,121
		254,821
Electronic Equipment, Instruments
& Components—0.7%
FLIR Systems, Inc.*	5,830	131,525
Internet Software & Services—5.1%
Art Technology Group, Inc.*	70,000	266,000
Bankrate, Inc.*	5,650	142,606
DealerTrack Holdings, Inc.*	8,650	147,050
Digital River, Inc.*	3,860	140,195
Switch & Data Facilities Co., Inc.*	21,310	249,967
		945,818
IT Services—2.1%
NCI, Inc. (Class A)*	5,820	177,044
Syntel, Inc.	6,850	215,364
		392,408
Semiconductors & Semiconductor
Equipment—2.9%
Hittite Microwave Corp.*	4,480	155,680
Microsemi Corp.*	17,090	235,842
Varian Semiconductor Equipment
Associates, Inc.*	4,990	119,710
Verigy Ltd.*	2,482	30,206
		541,438
Software—8.2%
ANSYS, Inc.*	6,730	209,707
Blackboard, Inc.*	10,820	312,265
NetSuite, Inc.*	14,510	171,363
Nuance Communications, Inc.*	31,040	375,274
SolarWinds, Inc.*	6,200	102,238
Sourcefire, Inc.*	7,400	91,686
Taleo Corp. (Class A)*	13,990	255,597
		1,518,130
Total Information Technology		4,298,303

Materials—2.5%
Chemicals—0.8%
Innospec, Inc.	13,360	143,620
Construction Materials—0.7%
Eagle Materials, Inc.	5,560	140,334

See Notes to Financial Statements.

27

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Metals & Mining—1.0%
Commercial Metals Co.	11,800	$189,154
Total Materials		473,108

Telecommunication Services—2.3%
Diversified Telecommunication
Services—2.3%
Cbeyond, Inc.*	9,690	139,052
Neutral Tandem, Inc.*	9,720	286,934
Total Telecommunication
Services		425,986
Total Common Stocks
(Cost—$20,101,818)		18,266,813

	Principal
	Amount	Value
Short-Term Securities—1.5%
Discount Note—1.5%
Federal Farm Credit Bank,
0.01%, due 07/01/09
(Cost—$278,000)	$278,000	$278,000

Total Investments—100.0%
(Cost $20,379,818)		18,544,813
Other Assets Less
Liabilities—0.0%		677
Net Assets—100.0%		$18,545,490
____________________

*	Non-income producing security.

Glossary:
ADR—American Depositary Receipt.

See Notes to Financial Statements.

28

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Performance Information*

Average Annual Total Returns For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Delaware Trend Portfolio	18.25%	(25.31)%	(3.60)%	1.47%
S&P 500 Index	3.16%	(26.21)%	(2.24)%	2.06%
Russell 2500 Growth Index	14.52%	(27.29)%	(0.65)%	5.87%
____________________

*	See Notes to Performance Information.
†	May 1, 2003
††	Not Annualized.

Portfolio Summary As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Medarex, Inc.	3.5%
Sepracor, Inc.	3.2
Charles River Laboratories International, Inc.	2.9
F5 Networks, Inc.	2.8
CommScope, Inc.	2.4
Sybase, Inc.	2.3
Perrigo Co.	2.2
Abraxis Bioscience, Inc.	2.2
Nuance Communications, Inc.	2.0
Microsemi Corp.	1.9
Total	25.4%

Percentage
Holdings by Sector	of Net Assets
Information Technology	31.7%
Health Care	25.8
Industrials	21.1
Consumer Discretionary	11.5
Financials	5.5
Energy	4.3
Other#	0.1
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and liabilities in excess of other assets.

29

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—99.9%
Consumer Discretionary—11.5%
Distributors—1.4%
LKQ Corp.*	13,600	$223,720
Hotels, Restaurants & Leisure—3.6%
BJ’s Restaurants, Inc.*	8,800	148,456
Chipotle Mexican Grill,
Inc. (Class A)*	500	40,000
PF Chang’s China Bistro, Inc.*	2,100	67,326
Royal Caribbean Cruises Ltd.	2,600	35,204
Texas Roadhouse, Inc. (Class A)*	12,300	134,193
Wynn Resorts Ltd.*	3,700	130,610
		555,789
Media—0.4%
RHI Entertainment, Inc.*	18,700	59,653
Specialty Retail—4.6%
Aeropostale, Inc.*	5,600	191,912
Dick’s Sporting Goods, Inc.*	1,900	32,680
Penske Auto Group, Inc.	8,100	134,784
Tractor Supply Co.*	3,900	161,148
Ulta Salon Cosmetics &
Fragrance, Inc.*	16,500	183,480
		704,004
Textiles, Apparel & Luxury
Goods—1.5%
FGX International Holdings Ltd.*	6,000	68,280
Lululemon Athletica, Inc.*	12,211	159,109
		227,389
Total Consumer
Discretionary		1,770,555

Energy—4.3%
Energy Equipment & Services—3.1%
CARBO Ceramics, Inc.	6,050	206,910
Core Laboratories NV	2,996	261,101
		468,011
Oil, Gas & Consumable Fuels—1.2%
Goodrich Petroleum Corp.*	7,700	189,343
Total Energy		657,354

Financials—5.5%
Capital Markets—1.2%
Lazard Ltd. (Class A)	7,000	188,440
Consumer Finance—2.0%
Cardtronics, Inc.*	39,000	148,590
First Cash Financial Services, Inc.*	9,500	166,440
		315,030
Insurance—2.3%
Hanover Insurance Group,
Inc. (The)	4,200	160,062
ProAssurance Corp.*	4,100	189,461
		349,523
Total Financials		852,993

Health Care—25.8%
Biotechnology—10.1%
Abraxis Bioscience, Inc.*	9,063	334,062
Acadia Pharmaceuticals, Inc.*	26,600	58,254
BioMarin Pharmaceutical, Inc.*	3,600	56,196
Celera Corp.*	9,000	68,670
Medarex, Inc.*	65,100	543,585
Medivation, Inc.*	1,800	40,338
PDL BioPharma, Inc.	20,600	162,740
Regeneron Pharmaceuticals, Inc.*	10,900	195,328
Vanda Pharmaceuticals, Inc.*	7,990	94,043
		1,553,216
Health Care Equipment &
Supplies—1.7%
Syneron Medical Ltd.*	14,500	104,690
Wright Medical Group, Inc.*	9,800	159,348
		264,038
Health Care Providers &
Services—1.8%
Emergency Medical Services Corp.
(Class A)*	7,200	265,104
Life Sciences Tools & Services—5.9%
Affymetrix, Inc.*	44,100	261,513
Charles River Laboratories
International, Inc.*	13,200	445,500
Mettler-Toledo International, Inc.*	1,500	115,725
Pharmaceutical Product
Development, Inc.	3,700	85,914
		908,652
Pharmaceuticals—6.3%
Cardiome Pharma Corp.*	13,100	48,732
Cypress Bioscience, Inc.*	9,000	84,780
Perrigo Co.	12,200	338,916
Sepracor, Inc.*	28,600	495,352
		967,780
Total Health Care		3,958,790

Industrials—21.1%
Aerospace & Defense—1.6%
Applied Signal Technology, Inc.	5,500	140,305
Hexcel Corp.*	11,800	112,454
		252,759
Commercial Services &
Supplies—5.8%
Clean Harbors, Inc.*	3,400	183,566
Geo Group, Inc. (The)*	13,700	254,546
Healthcare Services Group, Inc.	16,000	286,080
Tetra Tech, Inc.*	6,100	174,765
		898,957
Machinery—5.6%
Bucyrus International, Inc.	9,100	259,896
Dynamic Materials Corp.	10,700	206,296
Middleby Corp.*	5,400	237,168
Titan International, Inc.	20,200	150,894
		854,254

See Notes to Financial Statements.

30

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	Shares	Value
Marine—1.1%
Diana Shipping, Inc.	6,500	$86,580
Genco Shipping & Trading Ltd.	4,000	86,880
		173,460
Professional Services—1.5%
Duff & Phelps Corp. (Class A)	3,900	69,342
FTI Consulting, Inc.*	3,100	157,232
		226,574
Road & Rail—4.2%
Genesee & Wyoming, Inc.
(Class A)*	4,700	124,597
J.B. Hunt Transport Services, Inc.	7,400	225,922
Knight Transportation, Inc.	12,500	206,875
Marten Transport Ltd.*	4,000	83,040
		640,434
Trading Companies &
Distributors—1.3%
Titan Machinery, Inc.*	15,507	196,784
Total Industrials		3,243,222

Information Technology—31.7%
Communications Equipment—9.0%
BigBand Networks, Inc.*	43,700	225,929
Brocade Communications
Systems, Inc.*	34,000	265,880
CommScope, Inc.*	13,800	362,388
F5 Networks, Inc.*	12,600	435,834
Polycom, Inc.*	4,600	93,242
		1,383,273
Electronic Equipment, Instruments &
Components—2.7%
Cogent, Inc.*	18,100	194,213
Itron, Inc.*	3,900	214,773
		408,986
IT Services—1.2%
Perot Systems Corp. (Class A)*	12,900	184,857
Semiconductors & Semiconductor
Equipment—7.3%
Intersil Corp. (Class A)	13,000	163,410
Lam Research Corp.*	6,600	171,600
Microsemi Corp.*	20,900	288,420
TriQuint Semiconductor, Inc.*	49,900	264,969
Varian Semiconductor Equipment
Associates, Inc.*	6,800	163,132
Veeco Instruments, Inc.*	6,800	78,812
		1,130,343
Software—11.5%
ArcSight, Inc.*	9,000	159,930
Ariba, Inc.*	500	4,920
Informatica Corp.*	6,000	103,140
Jack Henry & Associates, Inc.	8,600	178,450
Net 1 UEPS Technologies, Inc.*	12,500	169,875
Nuance Communications, Inc.*	24,900	301,041
Rosetta Stone, Inc.*	7,900	216,776
Salesforce.com, Inc.*	2,600	99,242
Solera Holdings, Inc.*	7,300	185,420
Sybase, Inc.*	11,100	347,874
		1,766,668
Total Information
Technology		4,874,127
Total Common Stocks
(Cost—$15,338,279)		15,357,041

	Principal
	Amount
Short-Term Securities—0.2%
Repurchase Agreement**—0.2%
UBS Securities LLC, 0.09%,
dated 06/30/09, due 07/01/09,
total to be received $31,145
(Cost—$31,145)	$31,145	31,145

Total Investments—100.1%
(Cost $15,369,424)		15,388,186
Liabilities in Excess of
Other Assets—(0.1)%		(21,205)
Net Assets—100.0%		$15,366,981
____________________

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Financial Statements.

31

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Performance Information*

Average Annual Total Returns For Periods Ended June 30, 2009 (Unaudited)

				Since
	Six Months††	One Year	Five Year	Inception†
Roszel/Lord Abbett Bond Debenture Portfolio	16.48%	(4.92)%	3.78%	5.78%
Merrill Lynch U.S. High Yield Master II Index	29.37%	(3.53)%	4.10%	7.38%
Merrill Lynch U.S. Domestic Master Bond Index	1.59%	6.48%	5.21%	5.26%
____________________

*	See Notes to Performance Information.
†	July 1, 2002.
††	Not Annualized.

Portfolio Summary As of June 30, 2009 (Unaudited)

Percentage
Top Ten Holdings**	of Net Assets
Cameron International Corp.
6.38% due 07/15/18	1.7%
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	1.3
Buckeye Technologies, Inc.
8.00% due 10/15/10	1.2
Nevada Power Co.
5.88% due 01/15/15	1.1
Qwest Capital Funding, Inc.
7.90% due 08/15/10	1.1
Nordic Telephone Co.
Holdings ApS
8.88% due 05/01/16	1.0
Sensus Metering Systems, Inc.
8.63% due 12/15/13	1.0
Bristow Group, Inc.
6.13% due 06/15/13	1.0
Elizabeth Arden, Inc.
7.75% due 01/15/14	0.9
Ford Motor Credit Co. LLC
7.25% due 10/25/11	0.9
Total	11.2%

Percentage
S&P Ratings**	of Fixed Income
AAA-A	4.5%
BBB-B	81.9
CCC-C	8.3
DDD-D	0.9
Not Rated Securities	4.4
Total	100.0%

Percentage
Holdings by Sector	of Net Assets
Energy	16.0%
Industrials	15.9
Consumer Discretionary	14.9
Health Care	10.4
Utilities	9.6
Materials	7.0
Telecommunication Services	6.4
Financials	5.9
Consumer Staples	5.2
Information Technology	5.0
Other#	3.7
Total	100.0%
____________________

**	Excluding short-term securities and/or cash equivalents.
#	Other includes short-term securities and other assets less liabilities.

32

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—92.5%
Consumer Discretionary—14.3%
Apparel, Accessories &
Luxury Goods—0.3%
Levi Strauss & Co.
8.88% due 04/01/16	B+	$25,000	$24,188
Auto Components—0.5%
Cooper-Standard
Automotive, Inc.
8.38% due 12/15/14	D	75,000	4,500
Goodyear Tire &
Rubber Co., (The)
10.50% due 05/15/16	B+	25,000	25,250
Stanadyne Corp.
10.00% due 08/15/14	CCC	25,000	19,500
			49,250
Automobiles—0.2%
Ford Motor Co.
7.45% due 07/16/31	CCC-	25,000	14,750
Hotels, Restaurants &
Leisure—4.2%
Ameristar Casinos, Inc.
9.25% due 06/01/14(a)	BB-	25,000	25,500
Boyd Gaming Corp.
7.13% due 02/01/16	BB-	50,000	37,063
Downstream Development
Authority of the Quapaw Tribe
of Oklahoma
12.00% due 10/15/15(a)	B-	25,000	13,500
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	50,000	42,625
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	CCC+	50,000	40,250
McDonald’s Corp.
5.00% due 02/01/19	A	50,000	51,259
Scientific Games Corp.
6.25% due 12/15/12	BB-	75,000	71,530
Snoqualmie Entertainment
Authority
9.13% due 02/01/15(a)	CCC	50,000	26,000
Speedway Motorsports, Inc.
8.75% due 06/01/16(a)	BB	25,000	25,313
Starwood Hotels & Resorts
Worldwide, Inc.
6.25% due 02/15/13	BB	25,000	23,250
Turning Stone Resort
Casino Enterprise
9.13% due 09/15/14(a)	B+	50,000	42,625
			398,915
Household Durables—0.7%
D.R. Horton Inc.
2.00% due 05/15/14(b)	BB-	15,000	14,325
Whirlpool Corp.
8.60% due 05/01/14	BBB-	50,000	52,250
			66,575
Internet & Catalog Retail—0.3%
Expedia, Inc.
8.50% due 07/01/16(a)	BB	$25,000	24,000
Leisure Equipment &
Products—0.5%
Mattel, Inc.
5.63% due 03/15/13	BBB-	50,000	50,658
Media—4.7%
Affinion Group, Inc.
11.50% due 10/15/15	B-	50,000	42,750
Allbritton Communications Co.
7.75% due 12/15/12	B-	75,000	57,937
CBS Corp.
8.88% due 05/15/19	BBB-	25,000	24,365
CCH I Holdings LLC
11.00% due 10/01/15(c)	D	134,000	16,080
11.75% due 05/15/14(c)	D	50,000	313
DigitalGlobe, Inc.
10.50% due 05/01/14(a)	BB	50,000	51,749
Echostar DBS Corp.
7.13% due 02/01/16	BB-	50,000	46,625
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B+	35,000	30,625
10.00% due 07/15/17(a)	B+	25,000	25,188
Mediacom LLC / Mediacom
Capital Corp.
9.50% due 01/15/13	B-	50,000	47,624
Nielsen Finance LLC / Nielsen
Finance Co.
11.50% due 05/01/16(a)	B-	25,000	24,313
Omnicom Group, Inc.
0.00% due 07/01/38(b)(d)	A-	35,000	33,688
Sinclair Broadcast Group, Inc.
6.00% due 09/15/12(b)	NR†	100,000	41,500
			442,757
Specialty Retail—2.3%
Brookstone Co., Inc.
12.00% due 10/15/12	CCC-	25,000	10,000
J.C. Penney Corp., Inc.
6.88% due 10/15/15	BB	25,000	23,457
7.95% due 04/01/17	BB	25,000	24,505
Limited Brands, Inc.
6.90% due 07/15/17	BB	25,000	21,633
Macy’s Retail Holdings, Inc.
5.90% due 12/01/16	BB	50,000	40,733
6.38% due 03/15/37	BB	25,000	16,996
8.88% due 07/15/15(e)	BB	25,000	24,193
Nordstrom, Inc.
6.25% due 01/15/18	BBB+	50,000	49,126
Saks, Inc.
7.50% due 12/01/13(a)(b)	NR†	10,000	10,438
			221,081

See Notes to Financial Statements.

33

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (continued)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—(continued)
Consumer Discretionary—(continued)
Textiles, Apparel & Luxury
Goods—0.6%
INVISTA
9.25% due 05/01/12(a)	B	$65,000	$61,263
Total Consumer
Discretionary			1,353,437

Consumer Staples—5.2%
Beverages—1.2%
Anheuser-Busch InBev
Worldwide, Inc.
7.75% due 01/15/19(a)	BBB+	25,000	27,341
Constellation Brands, Inc.
7.25% due 05/15/17	BB-	25,000	23,125
Molson Coors Brewing Co.
2.50% due 07/30/13(b)	BBB-	60,000	64,050
			114,516
Food & Staples
Retailing—1.6%
Ingles Markets, Inc.
8.88% due 05/15/17(a)	BB-	50,000	49,250
Stater Brothers Holdings
8.13% due 06/15/12	B+	55,000	54,176
SUPERVALU, Inc.
7.50% due 11/15/14	B+	50,000	48,000
			151,426
Food Products—1.5%
Archer-Daniels-Midland Co.
0.88% due 02/15/14(b)	A	50,000	45,500
Bunge NA Finance LP
5.90% due 04/01/17	BBB-	25,000	22,881
Dole Food Co., Inc.
8.75% due 07/15/13	B-	50,000	46,000
General Mills, Inc.
5.20% due 03/17/15	BBB+	25,000	26,360
			140,741
Personal Products—0.9%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B+	100,000	86,500
Total Consumer Staples			493,183

Energy—15.3%
Energy Equipment &
Services—1.7%
Dresser-Rand Group, Inc.
7.38% due 11/01/14	BB-	47,000	45,473
Hanover Compressor Co.
4.75% due 01/15/14(b)	BB	20,000	15,300
Key Energy Services, Inc.
8.38% due 12/01/14	BB	25,000	22,063
National Oilwell Varco, Inc.
6.13% due 08/15/15	BBB+	25,000	23,797
Pride International, Inc.
7.38% due 07/15/14	BBB-	50,000	49,624
			156,257
Gas Utilities—0.3%
Panhandle Eastern
Pipeline Co., LP
7.00% due 06/15/18	BBB-	30,000	30,453
Independent Power Producers
& Energy Traders—0.9%
Dynegy Holdings, Inc.
8.38% due 05/01/16	B	100,000	84,750
Metals & Mining—0.3%
Foundation PA Coal Co. LLC
7.25% due 08/01/14	B	25,000	24,500
Oil, Gas & Consumable
Fuels—12.1%
Cameron International Corp.
6.38% due 07/15/18	BBB+	170,000	156,883
Chesapeake Energy Corp.
7.00% due 08/15/14	BB	50,000	46,250
Cie Generale de
Geophysique-Veritas
7.75% due 05/15/17	BB	25,000	22,750
Cimarex Energy Co.
7.13% due 05/01/17	BB	75,000	66,000
Colorado Interstate Gas Co.
6.80% due 11/15/15	BB	22,000	22,600
Complete Production
Services, Inc.
8.00% due 12/15/16	BB-	25,000	21,375
El Paso Corp.
7.25% due 06/01/18	BB-	50,000	46,164
8.25% due 02/15/16	BB-	25,000	24,313
Ferrellgas Escrow LLC /
Ferrellgas Finance
Escrow Corp.
6.75% due 05/01/14	B+	40,000	34,600
Forest Oil Corp.
7.25% due 06/15/19	BB-	75,000	67,125
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/16	B+	75,000	71,438
KCS Energy, Inc.
7.13% due 04/01/12	B	25,000	23,563
Kerr-McGee Corp.
6.95% due 07/01/24	BBB-	35,000	32,476
Marathon Oil Corp.
7.50% due 02/15/19	BBB+	25,000	27,286
MarkWest Energy
Partners LP / MarkWest
Energy Finance Corp.
6.88% due 11/01/14	B+	30,000	25,050
8.50% due 07/15/16	B+	25,000	21,500

See Notes to Financial Statements.

34

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (continued)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—(continued)
Energy—(continued)
Newfield Exploration Co.
7.13% due 05/15/18	BB-	$25,000	$22,719
Northwest Pipeline GP
6.05% due 06/15/18	BBB-	25,000	25,048
7.00% due 06/15/16	BBB-	50,000	52,741
Peabody Energy Corp.
7.38% due 11/01/16	BB+	25,000	23,625
Quicksilver Resources, Inc.
1.88% due 11/01/24(b)	B-	25,000	22,781
7.13% due 04/01/16	B-	50,000	39,000
8.25% due 08/01/15	B	50,000	44,500
Range Resources Corp.
7.25% due 05/01/18	BB	25,000	23,375
7.38% due 07/15/13	BB	25,000	24,531
Tennessee Gas Pipeline Co.
7.50% due 04/01/17	BB	40,000	41,850
Tesoro Corp.
6.25% due 11/01/12	BB+	25,000	23,750
9.75% due 06/01/19	BB+	25,000	24,688
VeraSun Energy Corp.
9.38% due 06/01/17(c)	NR†	50,000	5,813
Williams Cos., Inc.
7.88% due 09/01/21	BB+	50,000	49,250
Williams Partners LP/Williams
Partners Finance Corp.
7.25% due 02/01/17	BBB-	25,000	22,813
			1,155,857
Total Energy			1,451,817

Financials—4.9%
Capital Markets—0.4%
Lazard Group LLC
7.13% due 05/15/15	BBB-	25,000	22,969
Nuveen Investments, Inc.
10.50% due 11/15/15(a)	CCC	25,000	17,250
			40,219
Commercial Banks—0.3%
National City Corp.
4.00% due 02/01/11(b)	A	25,000	24,563
Consumer Finance—1.2%
Ford Motor Credit Co. LLC
7.25% due 10/25/11	CCC+	100,000	86,494
GMAC LLC
7.25% due 03/02/11(a)	CCC	31,000	28,365
			114,859
Diversified Financial
Services—1.5%
American Express Credit Corp.
7.30% due 08/20/13	BBB+	50,000	51,984
CIT Group, Inc.
5.20% due 11/03/10	BB-	50,000	39,498
JPMorgan Chase & Co.
7.90% due 04/30/18(f)(g)	BBB+	25,000	21,878
Royal Bank of Scotland
Group PLC
5.00% due 11/12/13	NR†	25,000	20,591
			133,951
Insurance—0.4%
MetLife, Inc.
5.00% due 06/15/15	A-	25,000	23,819
USI Holdings Corp.
4.76% due 11/15/14(a)(g)	CCC	25,000	16,250
			40,069
Real Estate Investment Trusts
(REITs)—1.1%
Felcor Lodging LP
9.00% due 06/01/11	B	25,000	22,000
Host Hotels & Resorts LP
7.00% due 08/15/12	BB+	25,000	24,125
ProLogis
2.25% due 04/01/37(b)	BBB-	50,000	40,000
5.63% due 11/15/16	BBB-	25,000	19,217
			105,342
Thrifts & Mortgage
Finance—0.0%
Washington Mutual Bank NV
6.88% due 06/15/11(c)	NR†	50,000	25
Total Financials			459,028

Health Care—9.9%
Biotechnology—2.2%
Amgen, Inc.
5.70% due 02/01/19	A+	50,000	52,751
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB+	75,000	68,249
8.00% due 09/15/16(a)	BB+	25,000	24,750
Gilead Sciences, Inc.
0.63% due 05/01/13(b)	NR†	50,000	64,563
			210,313
Health Care Equipment &
Supplies—1.0%
Biomet, Inc.
10.00% due 10/15/17	B-	75,000	76,313
VWR Funding, Inc.
10.25% due 07/15/15 PIK	B-	25,000	19,750
			96,063
Health Care Providers &
Services—4.1%
CHS/Community Health
Systems, Inc.
8.88% due 07/15/15	B	50,000	49,000
DaVita, Inc.
7.25% due 03/15/15	B	75,000	70,499
Express Scripts, Inc.
6.25% due 06/15/14	BBB	25,000	26,453

See Notes to Financial Statements.

35

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (continued)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—(continued)
Health Care—(continued)
HCA, Inc.
9.13% due 11/15/14	BB-	$50,000	$49,500
8.50% due 04/15/19(a)	BB	25,000	24,500
Select Medical Corp.
7.63% due 02/01/15	CCC	25,000	20,313
Sun Healthcare Group, Inc.
9.13% due 04/15/15	CCC+	50,000	49,500
United Surgical Partners
International, Inc.
8.88% due 05/01/17	CCC+	50,000	45,500
Vanguard Health
Holding Co. II LLC
9.00% due 10/01/14	CCC+	50,000	47,875
			383,140
Life Sciences Tools &
Services—0.5%
Millipore Corp.
3.75% due 06/01/26(b)	BB-	50,000	49,375
Pharmaceuticals—2.1%
ALZA Corp.
0.00% due 07/28/20(b)(d)	AAA	75,000	64,593
Axcan Intermediate
Holdings, Inc.
12.75% due 03/01/16	B	25,000	25,313
BioMarin Pharmaceutical, Inc.
2.50% due 03/29/13(b)	B-	20,000	21,775
Teva Pharmaceutical
Finance Co. BV
1.75% due 02/01/26(b)	BBB+	50,000	56,188
Warner Chilcott Corp.
8.75% due 02/01/15	B	32,000	31,840
			199,709
Total Health Care			938,600

Industrials—15.9%
Aerospace & Defense—2.3%
Esterline Technologies Corp.
6.63% due 03/01/17	BB	25,000	22,844
GenCorp, Inc.
2.25% due 11/15/24(b)	CCC-	25,000	12,156
Honeywell International, Inc.
5.30% due 03/01/18	A	50,000	52,218
L-3 Communications Corp.
6.38% due 10/15/15	BB+	75,000	68,062
L-3 Communications
Holdings, Inc.
3.00% due 08/01/35(b)	BB+	50,000	48,063
Vought Aircraft Industries, Inc.
8.00% due 07/15/11	CCC	25,000	15,625
			218,968
Building Products—0.3%
Owens Corning
9.00% due 06/15/19	BBB-	25,000	24,249
Commercial Services &
Supplies—2.9%
Aleris International, Inc.
10.00% due 12/15/16(c)	D	45,000	956
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	90,500
Corrections Corp of America
7.75% due 06/01/17	BB	35,000	34,475
CRA International, Inc.
2.88% due 06/15/34(b)	NR†	45,000	44,831
Deluxe Corp.
7.38% due 06/01/15	BB-	50,000	40,000
Hertz Corp. (The)
8.88% due 01/01/14	CCC+	25,000	23,000
RSC Equipment Rental, Inc.
9.50% due 12/01/14	B-	50,000	40,125
			273,887
Construction &
Engineering—0.2%
MasTec, Inc.
7.63% due 02/01/17	B+	25,000	21,656
Containers & Packaging—2.8%
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B+	150,000	127,500
Graphic Packaging
International, Inc.
9.50% due 08/15/13	B-	75,000	71,625
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13(c)	D	65,000	24,213
Solo Cup Co.
8.50% due 02/15/14	CCC+	25,000	20,500
Vitro SAB de CV
9.13% due 02/01/17(c)	NR†	50,000	19,250
			263,088
Electrical Equipment—3.9%
Baldor Electric Co.
8.63% due 02/15/17	B	75,000	69,375
Belden, Inc.
7.00% due 03/15/17	B+	50,000	44,250
Evergreen Solar, Inc.
4.00% due 07/15/13(b)	NR†	20,000	8,275
Fisher Scientific
International, Inc.
3.25% due 03/01/24(b)	BBB+	25,000	30,406
General Cable Corp.
1.00% due 10/15/12(b)	B+	50,000	39,250
Roper Industries, Inc.
0.00% due 01/15/34(b)(e)	BB+	100,000	56,375

See Notes to Financial Statements.

36

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (continued)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—(continued)
Industrials—(continued)
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	$100,000	$93,999
SunPower Corp.
4.75% due 04/15/14(b)	NR†	20,000	22,825
			364,755
Industrial Conglomerates—1.1%
Park-Ohio Industries, Inc.
8.38% due 11/15/14	CCC+	50,000	24,500
RBS Global, Inc. / Rexnord LLC
9.50% due 08/01/14	B-	50,000	42,750
Textron, Inc.
4.50% due 05/01/13(b)	BBB-	40,000	40,100
			107,350
Machinery—1.6%
Actuant Corp.
6.88% due 06/15/17	BB-	25,000	22,750
Gardner Denver, Inc.
8.00% due 05/01/13	BB	50,000	47,500
Ingersoll-Rand Global
Holding Co., Ltd.
9.50% due 04/15/14	BBB+	50,000	54,754
Ingersoll-Rand Plc
4.50% due 04/15/12(b)	BBB+	5,000	6,694
Mueller Water Products, Inc.
7.38% due 06/01/17	CCC+	25,000	18,438
			150,136
Professional Services—0.5%
FTI Consulting, Inc.
3.75% due 07/15/12(b)	B+	30,000	50,700
Road & Rail—0.3%
United Rentals
North America, Inc.
10.88% due 06/15/16(a)	B	25,000	24,000
Total Industrials			1,498,789

Information Technology—5.0%
Communications
Equipment—1.1%
CC Holdings GS V LLC/Crown
Castle GS III Corp
7.75% due 05/01/17(a)	BB	50,000	48,750
Ciena Corp.
0.25% due 05/01/13(b)	B+	25,000	16,438
JDS Uniphase Corp
1.00% due 05/15/26(b)	NR†	25,000	18,500
SBA Communications Corp.
4.00% due 10/01/14(a)(b)	NR†	30,000	30,150
			113,838
Computers &
Peripherals—0.5%
Cadence Design Systems, Inc.
1.38% due 12/15/11(b)	NR†	25,000	20,531
EMC Corp.
1.75% due 12/01/11(b)	A-	25,000	25,875
			46,406
Internet Software &
Services—0.5%
Equinix, Inc.
2.50% due 04/15/12(b)	B-	50,000	44,750
IT Services—1.2%
Ceridian Corp.
11.25% due 11/15/15(e)	CCC+	25,000	20,906
First Data Corp.
9.88% due 09/24/15	B-	25,000	17,750
Sungard Data Systems, Inc.
9.13% due 08/15/13	B	75,000	70,875
			109,531
Semiconductors &
Semiconductor
Equipment—0.7%
Advanced Micro Devices, Inc.
5.75% due 08/15/12(b)	CCC+	25,000	15,375
7.75% due 11/01/12	CCC+	50,000	33,250
Intel Corp.
2.95% due 12/15/35(b)	A-	25,000	21,000
			69,625
Software—1.0%
Symantec Corp.
0.75% due 06/15/11(b)	NR†	50,000	50,375
Vangent, Inc.
9.63% due 02/15/15	B-	50,000	41,500
			91,875
Total Information
Technology			476,025

Materials—6.7%
Chemicals—1.9%
Airgas, Inc.
7.13% due 10/01/18(a)	BB+	25,000	23,438
Equistar Chemicals LP
7.55% due 02/15/26(c)	D	25,000	7,875
Ferro Corp.
6.50% due 08/15/13(b)	CCC-	20,000	10,100
Huntsman LLC
11.50% due 07/15/12	B-	27,000	27,338
MacDermid, Inc.
9.50% due 04/15/17(a)	CCC	25,000	18,250
Mosaic Global Holdings, Inc.
7.30% due 01/15/28	BBB-	50,000	42,596
Nalco Co.
8.25% due 05/15/17(a)	BB-	25,000	25,125

See Notes to Financial Statements.

37

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (continued)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—(continued)
Materials—(continued)
Rockwood Specialties
Group, Inc.
7.50% due 11/15/14	B-	$30,000	$28,200
			182,922
Metals & Mining—2.6%
Allegheny Ludlum Corp.
6.95% due 12/15/25	BBB-	25,000	21,979
ArcelorMittal
5.00% due 05/15/14(b)	BBB	15,000	18,938
Freeport-McMoRan Copper
& Gold, Inc.
8.25% due 04/01/15	BBB-	50,000	50,500
Newmont Mining Corp.
1.25% due 07/15/14(b)	BBB+	40,000	43,350
3.00% due 02/15/12(b)	BBB+	20,000	22,550
Noranda Aluminium
Acquisition Corp.
5.41% due 05/15/15(g) PIK	D	51,836	28,575
Teck Resources Ltd.
10.75% due 05/15/19(a)	BB+	50,000	53,750
			239,642
Paper & Forest Products—2.2%
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	115,000	112,699
Cellu Tissue Holdings, Inc.
11.50% due 06/01/14(a)	B	25,000	24,563
Georgia-Pacific LLC
8.25% due 05/01/16(a)	BB-	50,000	48,500
International Paper Co.
7.95% due 06/15/18	BBB	25,000	24,119
			209,881
Total Materials			632,445

Telecommunication Services—6.4%
Diversified Telecommunication
Services—5.2%
Hughes Network Systems LLC
9.50% due 04/15/14(a)	B	25,000	24,375
Hughes Network Systems LLC/
HNS Finance Corp.
9.50% due 04/15/14	B	25,000	24,375
Nordic Telephone Co.
Holdings ApS
8.88% due 05/01/16(a)	BB-	100,000	96,500
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B+	100,000	99,999
Qwest Communications
International, Inc.
3.50% due 11/15/25(b)	B+	20,000	19,700
Sprint Capital Corp.
6.90% due 05/01/19	BB	75,000	62,063
8.38% due 03/15/12	BB	25,000	24,625
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	75,000	70,500
Virgin Media, Inc.
6.50% due 11/15/16(a)(b)	B-	35,000	27,125
Windstream Corp.
7.00% due 03/15/19	BB	50,000	43,500
			492,762
Wireless Telecommunication
Services—1.2%
Hellas Telecommunications
II SCA
6.88% due 01/15/15(a)(g)	CC	25,000	6,375
iPCS, Inc.
5.03% due 05/01/14(g) PIK	CCC+	50,000	33,000
MetroPCS Wireless, Inc.
9.25% due 11/01/14	B	50,000	49,688
NII Holdings, Inc.
2.75% due 08/15/25(b)	NR†	25,000	23,375
			112,438
Total Telecommunication
Services			605,200

Utilities—8.9%
Electric Utilities—5.4%
Central Illinois Light Co.
8.88% due 12/15/13	BBB+	50,000	54,902
Commonwealth Edison Co.
5.80% due 03/15/18	BBB+	30,000	30,465
Edison Mission Energy
7.00% due 05/15/17	BB-	50,000	38,375
7.75% due 06/15/16	BB-	100,000	81,500
Nevada Power Co.
5.88% due 01/15/15	BBB	100,000	102,442
Nisource Finance Corp.
6.15% due 03/01/13	BBB-	20,000	19,881
Northeast Utilities
5.65% due 06/01/13	BBB-	50,000	50,243
PSEG Energy Holdings LLC
8.50% due 06/15/11	BB-	75,000	75,721
Texas Competitive Electric
Holdings Co. LLC
10.25% due 11/01/15	CCC	85,000	52,913
			506,442
Gas Utilities—0.8%
National Fuel Gas Co.
6.50% due 04/15/18	BBB+	80,000	78,114
Independent Power Producers
& Energy Traders—2.0%
AES Corp. (The)
8.00% due 10/15/17	BB-	25,000	23,250
Mirant Americas
Generation LLC
9.13% due 05/01/31	B-	100,000	72,000

See Notes to Financial Statements.

38

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of June 30, 2009 (Unaudited) (concluded)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—(continued)
Utilities—(continued)
Mirant North America LLC
7.38% due 12/31/13	B-	$25,000	$24,000
NRG Energy, Inc.
7.25% due 02/01/14	BB-	25,000	24,250
7.38% due 02/01/16	BB-	50,000	47,313
			190,813
Multi-Utilities & Unregulated
Power—0.7%
RRI Energy, Inc.
6.75% due 12/15/14	BB	19,000	18,311
7.88% due 06/15/17	B+	50,000	44,750
			63,061
Total Utilities			838,430
Total Fixed Income
Investments
(Cost $9,886,599)			8,746,954

	Shares
Convertible Preferred Stocks—3.2%
Energy—0.7%
Oil, Gas & Consumable Fuels—0.7%
El Paso Corp.	50	38,750
Williams Cos., Inc.	500	36,469
Total Energy		75,219

Financials—1.0%
Commercial Banks—0.8%
Wells Fargo & Co.	100	78,496
Diversified Financial Services—0.2%
AMG Capital Trust I	750	21,563
Thrifts & Mortgage Finance—0.0%
Federal National Mortgage
Association	500	445
Total Financials		100,504

Health Care—0.5%
Pharmaceuticals—0.5%
Mylan, Inc.	50	43,070

Materials—0.3%
Metals & Mining—0.3%
Freeport-McMoRan Copper &
Gold, Inc.	300	23,850

Utilities—0.7%
Multi-Utilities—0.7%
CMS Energy Corp.	1,000	64,188

Total Convertible
Preferred Stocks
(Cost—$348,503)		306,831

Common Stocks—0.6%
Consumer Discretionary—0.6%
Media—0.6%
CCH I LLC/CCH*
(Cost $57,113)	3,046	57,113

	Principal
	Amount
Short-Term Securities—2.1%
Repurchase Agreement**—2.1%
UBS Securities LLC,
0.09%, dated 06/30/09,
due 07/01/09, total to be
received $198,730
(Cost—$198,730)	$198,730	198,730

Total Investments—98.4%
(Cost $10,490,945)		9,309,628
Other Assets Less
Liabilities—1.6%		149,386
Net Assets—100.0%		$9,459,014
____________________

†	Not rated by Standard & Poor’s Corporation.
*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of June 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.
(a)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Convertible bond.
(c)	Security in default.
(d)	Zero coupon security - rate disclosed is yield as of June 30, 2009.
(e)	Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2009.
(g)	Floating / Variable rate bond - rate disclosed is as of June 30, 2009.

Glossary:
PIK—Payment in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

See Notes to Financial Statements.

39

MLIG Variable Insurance Trust
Statements of Assets and Liabilities as of June 30, 2009 (Unaudited)

	Roszel/		Roszel/
	Marsico	Roszel/	Allianz	Roszel/
	Large Cap	Lord Abbett	CCM Capital	Lord Abbett
	Growth	Affiliated	Appreciation	Mid Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$54,275,552	$35,565,467	$46,041,375	$30,836,387
Investments, at value	49,034,435	32,855,705	45,368,801	30,242,785
Repurchase agreements, at value	3,574,210	1,271,645	433,700	615,129
Total investments, at value	52,608,645	34,127,350	45,802,501	30,857,914
Cash	—	930	—	—
Receivables:
Capital shares sold	1,379	11,212,208	26,125	197
Investment advisor	—	—	—	—
Dividends and interest	55,306	21,781	28,946	24,751
Investments sold	—	647,599	925,320	425,253
Total assets	52,665,330	46,009,868	46,782,892	31,308,115

Liabilities:
Payables:
Administrative fees	18,098	14,449	22,040	14,523
Capital shares redeemed	1,373,996	36,487	1,100,328	28,481
Investment advisor	4,419	19,925	35,738	23,004
Investments purchased	498,327	133,551	782,043	292,929
Transfer agent fees	2,807	2,128	3,056	2,049
Trustees’ fees	234	455	3,550	689
Accrued expenses	50,332	35,107	61,429	40,115
Total liabilities	1,948,213	242,102	2,008,184	401,790

Net Assets	$50,717,117	$45,767,766	$44,774,708	$30,906,325

Net Assets Consist of:
Capital Stock, $0.001 par value
(unlimited shares authorized)	$6,075	$6,100	$5,971	$9,337
Paid-in capital	72,773,313	65,775,505	93,812,022	62,234,365
Accumulated undistributed investment
income (loss)—net	113,543	161,994	101,000	140,822
Accumulated realized capital gain (loss)
on investments—net	(20,574,734)	(18,737,716)	(48,905,411)	(31,499,726)
Unrealized appreciation (depreciation)
on investments—net	(1,601,080)	(1,438,117)	(238,874)	21,527
Net Assets	$50,717,117	$45,767,766	$44,774,708	$30,906,325

Shares Outstanding	6,075,215	6,100,002	5,970,806	9,337,280

Net Asset Value, offering price and
redemption price per share (net
assets ÷ shares outstanding)	$8.35	$7.50	$7.50	$3.31

See Notes to Financial Statements.

40

MLIG Variable Insurance Trust
Statements of Assets and Liabilities as of June 30, 2009 (Unaudited) (continued)

	Roszel/	Roszel/	Roszel/
	Seligman	Allianz NFJ	JPMorgan	Roszel/
	Mid Cap	Small Cap	Small Cap	Delaware
	Growth	Value	Growth	Trend
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost	$12,103,771	$62,583,676	$20,379,818	$15,369,424
Investments, at value	12,263,316	61,241,530	18,544,813	15,357,041
Repurchase agreements, at value	482,279	3,152,471	—	31,145
Total investments, at value	12,745,595	64,394,001	18,544,813	15,388,186
Cash	—	—	885	—
Receivables:
Capital shares sold	29,918	23,510	2,379	—
Investment advisor	2,816	2,372	—	—
Dividends and interest	2,419	85,404	4,768	530
Investments sold	15,784	73,833	148,149	133,683
Total assets	12,796,532	64,579,120	18,700,994	15,522,399

Liabilities:
Payables:
Administrative fees	6,819	23,211	9,408	8,226
Capital shares redeemed	16,331	469,916	28,942	48,458
Investment advisor	—	—	13,051	16,492
Investments purchased	—	324,865	72,768	56,511
Transfer agent fees	1,250	3,196	1,447	1,250
Trustees’ fees	358	1,292	459	196
Accrued expenses	24,793	52,777	29,429	24,285
Total liabilities	49,551	875,257	155,504	155,418

Net Assets	$12,746,981	$63,703,863	$18,545,490	$15,366,981

Net Assets Consist of:
Capital Stock, $0.001 par value
(unlimited shares authorized)	$2,604	$9,498	$3,755	$2,324
Paid-in capital	22,831,650	71,374,037	30,336,545	24,384,742
Accumulated undistributed investment
income (loss)—net	(23,253)	898,110	(80,335)	(60,327)
Accumulated realized capital gain (loss)
on investments—net	(10,705,844)	(10,388,107)	(9,879,470)	(8,978,520)
Unrealized appreciation (depreciation)
on investments—net	641,824	1,810,325	(1,835,005)	18,762
Net Assets	$12,746,981	$63,703,863	$18,545,490	$15,366,981

Shares Outstanding	2,604,205	9,497,600	3,754,635	2,323,786

Net Asset Value, offering price and
redemption price per share (net
assets ÷ shares outstanding)	$4.89	$6.71	$4.94	$6.61

See Notes to Financial Statements.

41

MLIG Variable Insurance Trust
Statements of Assets and Liabilities as of June 30, 2009 (Unaudited) (concluded)

Roszel/Lord
Abbett Bond
Debenture
Portfolio
Assets:
Investments, at cost	$10,490,945
Investments, at value	9,110,898
Repurchase agreements, at value	198,730
Total investments, at value	9,309,628
Cash	3,140
Receivables:
Capital shares sold	36,625
Investment advisor	—
Dividends and interest	155,014
Investments sold	33,804
Total assets	9,538,211

Liabilities:
Payables:
Administrative fees	5,620
Capital shares redeemed	17,929
Investment advisor	12,061
Investments purchased	24,050
Transfer agent fees	1,250
Trustees’ fees	43
Accrued expenses	18,244
Total liabilities	79,197

Net Assets	$9,459,014

Net Assets Consist of:
Capital Stock, $0.001 par value (unlimited shares authorized)	$1,016
Paid-in capital	11,432,961
Accumulated undistributed investment income (loss)—net	8,520
Accumulated realized capital gain (loss) on investments—net	(802,166)
Unrealized appreciation (depreciation) on investments—net	(1,181,317)
Net Assets	$9,459,014

Shares Outstanding	1,016,142

Net Asset Value, offering price and redemption price
per share (net assets ÷ shares outstanding)	$9.31

See Notes to Financial Statements.

42

MLIG Variable Insurance Trust
Statements of Operations for the Six Months Ended June 30, 2009 (Unaudited)

	Roszel/		Roszel/
	Marsico	Roszel/	Allianz	Roszel/
	Large Cap	Lord Abbett	CCM Capital	Lord Abbett
	Growth	Affiliated	Appreciation	Mid Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$396,964	$331,952	$349,469	$314,941
Interest	723	80	65	109
Less: Foreign taxes withheld	(163)	—	—	—
Total income	397,524	332,032	349,534	315,050

Expenses:
Investment advisory fees	206,452	123,649	180,737	128,794
Administrative services	60,150	41,009	55,310	39,586
Professional fees	36,961	24,903	24,058	20,167
Transfer agent fees	9,194	6,295	8,960	5,462
Custodian fees	8,429	3,195	2,710	1,737
Printing and shareholder reports	12,344	8,670	13,273	8,742
Trustees’ fees and expenses	7,963	4,947	7,573	4,988
Other	10,010	5,963	12,132	4,548
Total expenses before expense
reductions	351,503	218,631	304,753	214,024
Less: Advisory fee waivers and
reimbursements, if any	(67,549)	(48,617)	(56,219)	(39,803)
Net expenses	283,954	170,014	248,534	174,221
Net investment income (loss)	113,570	162,018	101,000	140,829

Realized and Unrealized Gain (Loss):
Realized gain (loss) on Investments-net	(5,463,451)	(6,037,086)	(9,611,361)	(19,229,740)
Change in unrealized appreciation
(depreciation) on Investments-net	8,007,637	6,092,731	9,751,777	18,632,750
Total realized and unrealized
gain (loss)—net	2,544,186	55,645	140,416	(596,990)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$2,657,756	$217,663	$241,416	$(456,161)

See Notes to Financial Statements.

43

MLIG Variable Insurance Trust
Statements of Operations for the Six Months Ended June 30, 2009 (Unaudited) (continued)

	Roszel/	Roszel/	Roszel/
	Seligman	Allianz NFJ	JPMorgan	Roszel/
	Mid Cap	Small Cap	Small Cap	Delaware
	Growth	Value	Growth	Trend
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$42,047	$1,079,359	$22,660	$18,238
Interest	64	202	121	51
Less: Foreign taxes withheld	(128)	(1,530)	—	(99)
Total income	41,983	1,078,031	22,781	18,190

Expenses:
Investment advisory fees	48,167	267,157	78,308	57,973
Administrative services	19,830	73,631	25,591	22,508
Professional fees	15,634	46,152	15,945	17,327
Transfer agent fees	4,177	9,075	3,548	2,354
Custodian fees	1,406	6,436	6,371	—
Printing and shareholder reports	3,075	18,601	4,540	3,631
Trustees’ fees and expenses	1,754	10,614	2,590	2,073
Other	6,110	5,640	4,201	2,396
Total expenses before expense reductions	100,153	437,306	141,094	108,262
Less: Advisory fee waivers and
reimbursements, if any	(34,919)	(75,990)	(37,978)	(29,745)
Net expenses	65,234	361,316	103,116	78,517
Net investment income (loss)	(23,251)	716,715	(80,335)	(60,327)

Realized and Unrealized Gain (Loss):
Realized gain (loss) on Investments-net	(1,530,481)	(6,708,647)	(2,106,381)	(2,622,483)
Change in unrealized appreciation
(depreciation) on Investments-net	3,471,658	6,168,160	4,138,022	5,047,126
Total realized and unrealized
gain (loss)—net	1,941,177	(540,487)	2,031,641	2,424,643

Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,917,926	$176,228	$1,951,306	$2,364,316

See Notes to Financial Statements.

44

MLIG Variable Insurance Trust
Statements of Operations for the Six Months Ended June 30, 2009 (Unaudited) (concluded)

Roszel/Lord
Abbett Bond
Debenture
Portfolio
Investment Income:
Dividends	$10,037
Interest	332,981
Total income	343,018

Expenses:
Investment advisory fees	35,979
Administrative services	16,865
Professional fees	14,256
Transfer agent fees	3,750
Custodian fees	523
Printing and shareholder reports	2,295
Trustees’ fees and expenses	1,374
Other	3,546
Total expenses before expense reductions	78,588
Less: Advisory fee waivers and reimbursements, if any	(29,085)
Net expenses	49,503
Net investment income (loss)	293,515

Realized and Unrealized Gain (Loss):
Realized gain (loss) on Investments-net	(213,110)
Change in unrealized appreciation (depreciation) on Investments-net	1,309,214
Total realized and unrealized gain (loss)—net	1,096,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,389,619

See Notes to Financial Statements.

45

MLIG Variable Insurance Trust
Statements of Changes in Net Assets

	Roszel/Marsico		Roszel/Lord Abbett
	Large Cap Growth		Affiliated
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$113,570	$269,359	$162,018	$628,676
Net realized gain (loss)	(5,463,451)	(14,310,122)	(6,037,086)	(12,566,876)
Net change in unrealized appreciation
(depreciation)	8,007,637	(21,096,937)	6,092,731	(9,366,810)
Net increase (decrease) in net assets
resulting from operations	2,657,756	(35,137,700)	217,663	(21,305,010)

Distributions to Shareholders From:
Investment income—net	(269,316)	(177,248)	(628,621)	(651,513)
Realized gains—net	—	(477,624)	—	(7,622,040)
Total distributions	(269,316)	(654,872)	(628,621)	(8,273,553)

Capital Share Transactions:
Shares sold	1,728,795	29,225,369	14,365,165	17,083,472
Shares issued in exchange for shares
of Roszel/Marsico Large Cap Growth
Portfolio II	366,639	—	—	—
Shares issued on reinvestment of
distributions	269,316	654,872	628,621	8,273,553
Shares redeemed	(10,606,231)	(13,743,688)	(2,413,136)	(20,321,627)
Net increase (decrease) in net
assets derived from capital share
transactions	(8,241,481)	16,136,553	12,580,650	5,035,398

Net Assets:
Total increase (decrease) in
net assets	(5,853,041)	(19,656,019)	12,169,692	(24,543,165)
Beginning of period	56,570,158	76,226,177	33,598,074	58,141,239
End of period	$50,717,117	$56,570,158	$45,767,766	$33,598,074
Net Assets include undistributed
investment income (loss)—net	$113,543	$269,289	$161,994	$628,597

Share Transactions:
Shares sold	220,474	2,910,668	1,964,867	1,467,653
Shares issued in exchange for shares
of Roszel/Marsico Large Cap Growth
Portfolio II	51,926	—	—	—
Shares issued on reinvestment of
distributions	31,947	54,801	83,041	848,569
Shares redeemed	(1,405,995)	(1,313,700)	(361,515)	(2,347,207)
Net increase (decrease) in
shares outstanding	(1,101,648)	1,651,769	1,686,393	(30,985)

See Notes to Financial Statements.

46

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (continued)

	Roszel/Allianz CCM		Roszel/Lord Abbett
	Capital Appreciation		Mid Cap Value
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$101,000	$(29,145)	$140,829	$724,822
Net realized gain (loss)	(9,611,361)	(39,105,476)	(19,229,740)	(10,819,773)
Net change in unrealized appreciation
(depreciation)	9,751,777	(37,289,395)	18,632,750	(21,429,571)
Net increase (decrease) in net assets
resulting from operations	241,416	(76,424,016)	(456,161)	(31,524,522)

Distributions to Shareholders From:
Investment income—net	—	(191,157)	(724,713)	(604,010)
Realized gains—net	—	(14,706,945)	—	(31,467,556)
Total distributions	—	(14,898,102)	(724,713)	(32,071,566)

Capital Share Transactions:
Shares sold	1,258,771	35,236,451	535,892	4,173,933
Shares issued on reinvestment of
distributions	—	14,898,102	724,713	32,071,566
Shares redeemed	(5,984,276)	(68,373,251)	(4,046,559)	(58,830,133)
Net increase (decrease) in net
assets derived from capital share
transactions	(4,725,505)	(18,238,698)	(2,785,954)	(22,584,634)

Net Assets:
Total increase (decrease) in
net assets	(4,484,089)	(109,560,816)	(3,966,828)	(86,180,722)
Beginning of period	49,258,797	158,819,613	34,873,153	121,053,875
End of period	$44,774,708	$49,258,797	$30,906,325	$34,873,153
Net Assets include undistributed
investment income (loss)—net	$101,000	$—	$140,822	$724,706

Share Transactions:
Shares sold	181,413	2,770,444	171,452	685,712
Shares issued on reinvestment of
distributions	—	1,338,554	216,980	6,626,357
Shares redeemed	(839,374)	(8,805,100)	(1,325,834)	(7,774,463)
Net increase (decrease) in
shares outstanding	(657,961)	(4,696,102)	(937,402)	(462,394)

See Notes to Financial Statements.

47

MLIG Variable Insurance Trust
Statements of Changes in Net Assets (continued)

	Roszel/Seligman		Roszel/Allianz NFJ
	Mid Cap Growth		Small Cap Value
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$(23,251)	$(134,027)	$716,715	$1,234,778
Net realized gain (loss)	(1,530,481)	(8,774,553)	(6,708,647)	(270,470)
Net change in unrealized appreciation
(depreciation)	3,471,658	(4,340,575)	6,168,160	(12,535,353)
Net increase (decrease) in net assets
resulting from operations	1,917,926	(13,249,155)	176,228	(11,571,045)

Distributions to Shareholders From:
Investment income—net	—	—	(1,053,377)	(1,660,434)
Realized gains—net	—	(10,293,700)	(3,381,356)	(16,251,248)
Total distributions	—	(10,293,700)	(4,434,733)	(17,911,682)

Capital Share Transactions:
Shares sold	516,271	2,650,710	2,571,888	26,062,424
Shares issued on reinvestment of
distributions	—	10,293,700	4,434,733	17,911,682
Shares redeemed	(1,357,452)	(26,375,461)	(10,996,820)	(29,396,705)
Net increase (decrease) in net
assets derived from capital share
transactions	(841,181)	(13,431,051)	(3,990,199)	14,577,401

Net Assets:
Total increase (decrease) in
net assets	1,076,745	(36,973,906)	(8,248,704)	(14,905,326)
Beginning of period	11,670,236	48,644,142	71,952,567	86,857,893
End of period	$12,746,981	$11,670,236	$63,703,863	$71,952,567
Net Assets include undistributed
investment income (loss)—net	$(23,253)	$(2)	$898,110	$1,234,772

Share Transactions:
Shares sold	111,638	299,742	399,302	4,301,836
Shares issued on reinvestment of
distributions	—	1,324,801	657,972	1,946,922
Shares redeemed	(331,460)	(2,343,555)	(1,698,809)	(2,496,637)
Net increase (decrease) in
shares outstanding	(219,822)	(719,012)	(641,535)	3,752,121

See Notes to Financial Statements.

48

MLIG Variable Insurance Trust Statements of Changes in Net Assets (continued)

	Roszel/JPMorgan		Roszel/Delaware
	Small Cap Growth		Trend
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$(80,335)	$(344,494)	$(60,327)	$(222,453)
Net realized gain (loss)	(2,106,381)	(7,516,254)	(2,622,483)	(6,351,170)
Net change in unrealized appreciation
(depreciation)	4,138,022	(13,056,653)	5,047,126	(8,836,110)
Net increase (decrease) in net assets
resulting from operations	1,951,306	(20,917,401)	2,364,316	(15,409,733)

Distributions to Shareholders From:
Investment income—net	—	—	—	—
Realized gains—net	—	(11,441,439)	—	(5,271,001)
Total distributions	—	(11,441,439)	—	(5,271,001)

Capital Share Transactions:
Shares sold	1,208,921	1,370,859	810,468	6,609,414
Shares issued on reinvestment of
distributions	—	11,441,439	—	5,271,001
Shares redeemed	(2,363,523)	(28,476,409)	(1,883,641)	(9,196,772)
Net increase (decrease) in net
assets derived from capital share
transactions	(1,154,602)	(15,664,111)	(1,073,173)	2,683,643

Net Assets:
Total increase (decrease) in
net assets	796,704	(48,022,951)	1,291,143	(17,997,091)
Beginning of period	17,748,786	65,771,737	14,075,838	32,072,929
End of period	$18,545,490	$17,748,786	$15,366,981	$14,075,838
Net Assets include undistributed
investment income (loss)—net	$(80,335)	$—	$(60,327)	$—

Share Transactions:
Shares sold	262,809	165,739	134,499	624,148
Shares issued on reinvestment of
distributions	—	1,771,120	—	595,593
Shares redeemed	(556,798)	(3,530,576)	(330,669)	(1,248,231)
Net increase (decrease) in
shares outstanding	(293,989)	(1,593,717)	(196,170)	(28,490)

See Notes to Financial Statements.

49

MLIG Variable Insurance Trust Statements of Changes in Net Assets (concluded)

	Roszel/Lord Abbett
	Bond Debenture
	Portfolio
	Six Months
	Ended	Year Ended
	June 30, 2009	December 31,
	(Unaudited)	2008
Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$293,515	$693,842
Net realized gain (loss)	(213,110)	(578,606)
Net change in unrealized appreciation (depreciation)	1,309,214	(2,402,483)
Net increase (decrease) in net assets resulting from operations	1,389,619	(2,287,247)

Distributions to Shareholders From:
Investment income—net	(298,948)	(691,840)
Realized gains—net	—	(229,658)
Total distributions	(298,948)	(921,498)

Capital Share Transactions:
Shares sold	1,356,721	1,418,090
Shares issued on reinvestment of distributions	298,948	921,498
Shares redeemed	(1,818,581)	(3,737,460)
Net increase (decrease) in net assets derived
from capital share transactions	(162,912)	(1,397,872)

Net Assets:
Total increase (decrease) in net assets	927,759	(4,606,617)
Beginning of period	8,531,255	13,137,872
End of period	$9,459,014	$8,531,255
Net Assets include undistributed investment income (loss)—net	$8,520	$13,953

Share Transactions:
Shares sold	154,344	138,482
Shares issued on reinvestment of distributions	33,956	92,271
Shares redeemed	(205,414)	(380,970)
Net increase (decrease) in shares outstanding	(17,114)	(150,217)

See Notes to Financial Statements.

50

MLIG Variable Insurance Trust Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements and are intended to help you understand the financial performance of the Portfolios for the past five years. Per Share Operating Performance reflects financial results for a single Portfolio share. Total Return represents the rate that an investor would have earned (or lost) on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

	Roszel/Marsico
	Large Cap Growth Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$7.88		$13.80	$11.28	$11.18	$11.54	$11.32
Investment income (loss)—net (a)(b)	0.02		0.04	0.07	0.01	(0.01)	0.01
Realized and unrealized gain (loss)
on investments—net	0.49		(5.86)	2.45	0.60	0.30	0.48
Total from investment operations	0.51		(5.82)	2.52	0.61	0.29	0.49
Distributions to shareholders from:
Investment income—net	(0.04)		(0.03)	—	—	(0.01)	(0.00)†
Realized gains—net	—		(0.07)	—	(0.51)	(0.64)	(0.27)
Total distributions	(0.04)		(0.10)	—	(0.51)	(0.65)	(0.27)
Net asset value, end of period	$8.35		$7.88	$13.80	$11.28	$11.18	$11.54

Total Return (c)	6.51	%(d)	(42.43)%	22.34%	5.69%	2.92%	4.53%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.36	%(f)	1.22%	1.15%	2.11%	2.10%	2.27%
Expenses net of waivers and
reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.10%	1.10%	1.08%	0.89%
Investment income (loss)—net before expense
reductions (e)	0.18	%(f)	0.28%	0.49%	(0.94)%	(1.11)%	(1.30)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	0.44	%(f)	0.39%	0.54%	0.07%	(0.11)%	(0.13)%
Investment income (loss)—net of all
reductions (b)	0.44	%(f)	0.39%	0.54%	0.07%	(0.09)%	(0.08)%
Supplemental Data:
Net assets, end of period (in thousands)	$50,717		$56,570	$76,226	$4,923	$4,033	$4,170
Portfolio turnover rate	46	%(d)	80%	63%	61%	97%	149%

See Notes to Financial Statements.

51

MLIG Variable Insurance Trust Financial Highlights (continued)

	Roszel/Lord Abbett
	Affiliated Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$7.61		$13.08	$13.32	$12.08	$12.86	$12.11
Investment income (loss)—net (a)(b)	0.04		0.12	0.14	0.15	0.11	0.10
Realized and unrealized gain (loss)
on investments—net	(0.01)		(4.02)	0.36	1.88	0.23	1.21
Total from investment operations	0.03		(3.90)	0.50	2.03	0.34	1.31
Distributions to shareholders from:
Investment income—net	(0.14)		(0.12)	(0.12)	(0.12)	(0.09)	(0.05)
Realized gains—net	—		(1.45)	(0.62)	(0.67)	(1.03)	(0.51)
Total distributions	(0.14)		(1.57)	(0.74)	(0.79)	(1.12)	(0.56)
Net asset value, end of period	$7.50		$7.61	$13.08	$13.32	$12.08	$12.86

Total Return (c)	0.36	%(d)	(32.42)%	3.64%	17.50%	3.18%	11.27%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.41	%(f)	1.23%	1.19%	1.19%	1.20%	1.26%
Expenses net of waivers and
reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.08%	1.09%	1.08%	1.07%
Investment income (loss)—net before expense
reductions (e)	0.73	%(f)	1.08%	0.94%	1.04%	0.80%	0.60%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	1.05	%(f)	1.21%	1.03%	1.13%	0.90%	0.76%
Investment income (loss)—net of all
reductions (b)	1.05	%(f)	1.21%	1.05%	1.14%	0.92%	0.79%
Supplemental Data:
Net assets, end of period (in thousands)	$45,768		$33,598	$58,141	$58,111	$38,576	$36,291
Portfolio turnover rate	37	%(d)	142%	119%	62%	49%	89%

	Roszel/Allianz CCM
	Capital Appreciation Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$7.43		$14.02	$13.33	$14.32	$13.25	$11.83
Investment income (loss)—net (a)(b)	0.02		0.00 †	0.02	0.04	0.03	0.06
Realized and unrealized gain (loss)
on investments—net	0.05		(5.44)	2.25	0.82	1.20	1.44
Total from investment operations	0.07		(5.44)	2.27	0.86	1.23	1.50
Distributions to shareholders from:
Investment income—net	—		(0.01)	(0.05)	(0.03)	(0.06)	—
Realized gains—net	—		(1.14)	(1.53)	(1.82)	(0.10)	(0.08)
Total distributions	—		(1.15)	(1.58)	(1.85)	(0.16)	(0.08)
Net asset value, end of period	$7.50		$7.43	$14.02	$13.33	$14.32	$13.25

Total Return (c)	0.94	%(d)	(41.52)%	17.69%	6.46%	9.42%	12.80%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.35	%(f)	1.15%	1.09%	1.08%	1.07%	1.10%
Expenses net of waivers and
reimbursements, if any (g)	1.10	%(f)	1.10%	1.09%	1.08%	1.07%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.09%	1.07%	1.04%	1.04%	1.06%
Investment income (loss)—net before expense
reductions (e)	0.20	%(f)	(0.08)%	0.09%	0.27%	0.17%	0.42%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	0.45	%(f)	(0.03)%	0.09%	0.27%	0.17%	0.42%
Investment income (loss)—net of all
reductions (b)	0.45	%(f)	(0.02)%	0.11%	0.31%	0.20%	0.46%
Supplemental Data:
Net assets, end of period (in thousands)	$44,775		$49,259	$158,820	$167,920	$174,211	$183,477
Portfolio turnover rate	81	%(d)	172%	123%	170%	142%	146%

See Notes to Financial Statements.

52

MLIG Variable Insurance Trust Financial Highlights (continued)

	Roszel/Lord Abbett
	Mid Cap Value Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$3.39		$11.27	$12.77	$13.19	$13.28	$11.24
Investment income (loss)—net (a)(b)	0.01		0.07	0.05	0.06	0.06	0.06
Realized and unrealized gain (loss)
on investments—net	(0.01)		(3.07)	0.20	1.34	0.96	2.53
Total from investment operations	0.00		(3.00)	0.25	1.40	1.02	2.59
Distributions to shareholders from:
Investment income—net	(0.08)		(0.09)	(0.06)	(0.06)	(0.05)	(0.07)
Realized gains—net	—		(4.79)	(1.69)	(1.76)	(1.06)	(0.48)
Total distributions	(0.08)		(4.88)	(1.75)	(1.82)	(1.11)	(0.55)
Net asset value, end of period	$3.31		$3.39	$11.27	$12.77	$13.19	$13.28

Total Return (c)	(0.04	)%(d)	(39.60)%	0.50%	12.13%	8.23%	23.77%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.41	%(f)	1.26%	1.15%	1.15%	1.15%	1.15%
Expenses net of waivers and
reimbursements, if any (g)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions (b)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Investment income (loss)—net before expense
reductions (e)	0.67	%(f)	0.97%	0.39%	0.43%	0.46%	0.48%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	0.93	%(f)	1.08%	0.39%	0.43%	0.46%	0.48%
Investment income (loss)—net of all
reductions (b)	0.93	%(f)	1.08%	0.40%	0.43%	0.46%	0.48%
Supplemental Data:
Net assets, end of period (in thousands)	$30,906		$34,873	$121,054	$150,259	$163,424	$157,417
Portfolio turnover rate	73	%(d)	31%	42%	24%	30%	32%

	Roszel/Seligman
	Mid Cap Growth Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$4.13		$13.73	$12.81	$13.79	$12.87	$12.24
Investment income (loss)—net (a)(b)	(0.01)		(0.05)	(0.10)	(0.04)	(0.06)	(0.07)
Realized and unrealized gain (loss)
on investments—net	0.77		(3.67)	2.21	0.71	1.54	1.11
Total from investment operations	0.76		(3.72)	2.11	0.67	1.48	1.04
Distributions to shareholders from:
Realized gains—net	—		(5.88)	(1.19)	(1.65)	(0.56)	(0.41)
Net asset value, end of period	$4.89		$4.13	$13.73	$12.81	$13.79	$12.87

Total Return (c)	18.40	%(d)	(47.17)%	16.37%	5.63%	11.95%	8.57%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.77	%(f)	1.41%	1.22%	1.19%	1.19%	1.24%
Expenses net of waivers and
reimbursements, if any (g)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions (b)	1.15	%(f)	1.13%	1.06%	1.03%	1.06%	1.04%
Investment income (loss)—net before expense
reductions (e)	(1.03	)%(f)	(0.81)%	(0.88)%	(0.47)%	(0.58)%	(0.78)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	(0.41	)%(f)	(0.55)%	(0.81)%	(0.42)%	(0.54)%	(0.69)%
Investment income (loss)—net of all
reductions (b)	(0.41	)%(f)	(0.53)%	(0.72)%	(0.30)%	(0.45)%	(0.58)%
Supplemental Data:
Net assets, end of period (in thousands)	$12,747		$11,670	$48,644	$50,602	$61,683	$49,925
Portfolio turnover rate	83	%(d)	224%	201%	203%	193%	214%

See Notes to Financial Statements.

53

MLIG Variable Insurance Trust Financial Highlights (continued)

	Roszel/Allianz NFJ
	Small Cap Value Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$7.10		$13.60	$15.16	$14.37	$13.94	$11.47
Investment income (loss)—net (a)(b)	0.07		0.19	0.29	0.31	0.25	0.25
Realized and unrealized gain (loss)
on investments—net	0.04		(2.91)	0.40	2.64	1.30	2.35
Total from investment operations	0.11		(2.72)	0.69	2.95	1.55	2.60
Distributions to shareholders from:
Investment income—net	(0.12)		(0.35)	(0.33)	(0.22)	(0.18)	—
Realized gains—net	(0.38)		(3.43)	(1.92)	(1.94)	(0.94)	(0.13)
Total distributions	(0.50)		(3.78)	(2.25)	(2.16)	(1.12)	(0.13)
Net asset value, end of period	$6.71		$7.10	$13.60	$15.16	$14.37	$13.94

Total Return (c)	1.49	%(d)	(26.31)%	3.30%	21.82%	11.78%	22.83%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.39	%(f)	1.22%	1.16%	1.15%	1.15%	1.17%
Expenses net of waivers and
reimbursements, if any (g)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions (b)	1.15	%(f)	1.15%	1.14%	1.14%	1.13%	1.13%
Investment income (loss)—net before expense
reductions (e)	2.04	%(f)	1.80%	1.91%	2.09%	1.73%	2.13%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	2.28	%(f)	1.87%	1.91%	2.09%	1.73%	2.15%
Investment income (loss)—net of all
reductions (b)	2.28	%(f)	1.88%	1.92%	2.10%	1.75%	2.17%
Supplemental Data:
Net assets, end of period (in thousands)	$63,704		$71,953	$86,858	$110,740	$116,708	$96,956
Portfolio turnover rate	18	%(d)	69%	28%	27%	39%	51%

	Roszel/JPMorgan
	Small Cap Growth Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$4.38		$11.66	$12.35	$11.55	$12.70	$11.65
Investment income (loss)—net (a)(b)	(0.02)		(0.07)	(0.11)	(0.11)	(0.11)	(0.11)
Realized and unrealized gain (loss)
on investments—net	0.58		(3.88)	1.53	1.86	0.73	1.16
Total from investment operations	0.56		(3.95)	1.42	1.75	0.62	1.05
Distributions to shareholders from:
Realized gains—net	—		(3.33)	(2.11)	(0.95)	(1.77)	—
Net asset value, end of period	$4.94		$4.38	$11.66	$12.35	$11.55	$12.70

Total Return (c)	12.79	%(d)	(43.10)%	11.81%	15.67%	6.41%	9.01%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.71	%(f)	1.44%	1.29%	1.27%	1.26%	1.29%
Expenses net of waivers and
reimbursements, if any (g)	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions (b)	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income (loss)—net before expense
reductions (e)	(1.43	)%(f)	(1.14)%	(0.90)%	(0.91)%	(1.00)%	(0.96)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	(0.97	)%(f)	(0.95)%	(0.86)%	(0.89)%	(0.99)%	(0.92)%
Investment income (loss)—net of all
reductions (b)	(0.97	)%(f)	(0.95)%	(0.86)%	(0.89)%	(0.99)%	(0.92)%
Supplemental Data:
Net assets, end of period (in thousands)	$18,545		$17,749	$65,772	$77,632	$82,692	$73,682
Portfolio turnover rate	41	%(d)	56%	77%	87%	115%	111%

See Notes to Financial Statements.

54

MLIG Variable Insurance Trust Financial Highlights (continued)

	Roszel/Delaware
	Trend Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$5.59		$12.59	$13.13	$13.96	$13.62	$12.39
Investment income (loss)—net (a)(b)	(0.02)		(0.08)	(0.09)	(0.10)	(0.08)	(0.09)
Realized and unrealized gain (loss)
on investments—net	1.04		(5.00)	1.42	1.06	0.69	1.51
Total from investment operations	1.02		(5.08)	1.33	0.96	0.61	1.42
Distributions to shareholders from:
Realized gains—net	—		(1.92)	(1.87)	(1.79)	(0.27)	(0.19)
Net asset value, end of period	$6.61		$5.59	$12.59	$13.13	$13.96	$13.62

Total Return (c)	18.25	%(d)	(45.98)%	9.93%	7.62%	4.74%	11.54%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.59	%(f)	1.45%	1.29%	1.28%	1.20%	1.20%
Expenses net of waivers and
reimbursements, if any (g)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions (b)	1.15	%(f)	1.15%	1.13%	1.13%	1.13%	1.14%
Investment income (loss)—net before expense
reductions (e)	(1.32	)%(f)	(1.16)%	(0.85)%	(0.86)%	(0.71)%	(0.77)%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	(0.88	)%(f)	(0.86)%	(0.71)%	(0.73)%	(0.66)%	(0.72)%
Investment income (loss)—net of all
reductions (b)	(0.88	)%(f)	(0.86)%	(0.69)%	(0.71)%	(0.64)%	(0.71)%
Supplemental Data:
Net assets, end of period (in thousands)	$15,367		$14,076	$32,073	$37,009	$42,541	$79,235
Portfolio turnover rate	48	%(d)	117%	76%	64%	63%	48%

	Roszel/Lord Abbett
	Bond Debenture Portfolio
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period	$8.26		$11.10	$11.24	$11.14	$11.74	$11.48
Investment income (loss)—net (a)(b)	0.28		0.62	0.65	0.60	0.59	0.60
Realized and unrealized gain (loss)
on investments—net	1.06		(2.64)	(0.05)	0.36	(0.34)	0.35
Total from investment operations	1.34		(2.02)	0.60	0.96	0.25	0.95
Distributions to shareholders from:
Investment income—net	(0.29)		(0.62)	(0.71)	(0.62)	(0.62)	(0.62)
Realized gains—net	—		(0.20)	(0.03)	(0.24)	(0.23)	(0.07)
Total distributions	(0.29)		(0.82)	(0.74)	(0.86)	(0.85)	(0.69)
Net asset value, end of period	$9.31		$8.26	$11.10	$11.24	$11.14	$11.74

Total Return (c)	16.48	%(d)	(19.22)%	5.45%	9.16%	2.23%	8.14%

Ratios to Average Net Assets:
Expenses before expense reductions (e)	1.75	%(f)	1.71%	1.71%	1.52%	1.39%	1.47%
Expenses net of waivers and
reimbursements, if any (g)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions (b)	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income (loss)—net before expense
reductions (e)	5.88	%(f)	5.51%	5.16%	4.95%	4.91%	4.93%
Investment income (loss)—net of waivers and
reimbursements, if any (g)	6.52	%(f)	6.12%	5.77%	5.37%	5.20%	5.30%
Investment income (loss)—net of all
reductions (b)	6.52	%(f)	6.12%	5.77%	5.37%	5.20%	5.30%
Supplemental Data:
Net assets, end of period (in thousands)	$9,459		$8,536	$13,138	$13,338	$12,270	$14,860
Portfolio turnover rate	27	%(d)	32%	47%	41%	53%	87%

See Notes to Financial Statements.

55

MLIG Variable Insurance Trust Financial Highlights (concluded)

Notes to Financial Highlights:

(a)	Based on average shares outstanding during the respective periods.

(b)	Includes advisory waivers, expense reimbursements and expense reductions from commission recapture agreements, if any.

(c)

Total returns are based on changes in net asset values for the periods shown, and assumes reinvestment of all dividends and capital gains distributions (if any) for the Portfolio at the net asset value on the ex-dividend date. Total returns include the effect of expense reductions resulting from advisory fee waivers, expense reimbursements in excess of expense limitations and commission recapture agreements (if any). Total returns would have been lower without expense reductions. Total returns do not include insurance company separate account related fees and expenses. Such fees and expenses would reduce the overall returns shown. Past results shown should not be considered a representation of future performance. Total returns and principal values will fluctuate such that shares, when redeemed, may be worth more or less than their original cost.

(d)	Not annualized

(e)	Does not include advisory waivers and expense reimbursements and excludes expense reductions from commission recapture agreements, if any.

(f)	Annualized

(g)	Includes advisory waivers and expense reimbursements and excludes expense reductions from commission recapture agreements, if any.

†	Per share amount is less than $0.01.

See Notes to Financial Statements.

56

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

     MLIG Variable Insurance Trust (the “Trust”) is a statutory trust organized in the state of Delaware. It is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Advisor to these Portfolios is Roszel Advisors, LLC (the “Advisor”). The Trust is comprised of twenty-three separate investment portfolios, each of which is, in effect, a separate mutual fund. Nine portfolios are included in this semi-annual report consisting of Roszel/Marsico Large Cap Growth Portfolio, Roszel/Lord Abbett Affiliated Portfolio, Roszel/Allianz CCM Capital Appreciation Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/Allianz NFJ Small Cap Value Portfolio, Roszel/JPMorgan Small Cap Growth Portfolio, Roszel/Delaware Trend Portfolio and Roszel/Lord Abbett Bond Debenture Portfolio (the “Portfolios”). Each Portfolio currently offers one class of shares to a separate account of Merrill Lynch Life Insurance Company (“MLLIC”) and ML Life Insurance Company of New York (“MLLICNY”). MLLIC and MLLICNY are wholly owned subsidiaries of AEGON U.S.A. The Portfolios serve as funding vehicles for certain variable annuity insurance contracts issued by MLLIC & MLLICNY. The Trust does not offer its shares directly to the public. The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

     (a) Valuation of investments—Portfolio securities are valued most often on the basis of market quotations. Equity securities and other investments listed on any US or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day. Securities of foreign issuers generally are valued on the basis of quotation from the primary market in which they are traded. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. Income-bearing securities with a maturity of 61 days or more are valued using dealer supplied quotations or prices supplied by qualified pricing services selected by J. P. Morgan Investor Services Co. (the “Administrator”) pursuant to procedures established by the Trust’s Board of Trustees (the “Board”). These prices are derived from the pricing services pricing model. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/ dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short term debt securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates market value. Investments in other investment companies are valued at the daily closing net asset value of the respective investment company.

     If quotations are not readily available for a security, or if the Advisor or Administrator believes that the quotation or other market price for a security does not represent its fair value, the Valuation Committee of the Trust may value the security using procedures approved by the Trust’s Board that are designed to establish the security’s fair value (“valuation procedures”). While the valuation procedures may be used to value any security, most often they are used to establish the values of small capitalization securities, lower-rated securities or securities of foreign issuers. The Advisor relies on its valuation procedures in connection with securities of foreign issuers whose principal trading market is outside the U.S. and/or are non-U.S. dollar securities. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). From time to time, events occur that affect foreign issuers or securities after the close of trading in the securities but before the close of business on the NYSE. In these situations, the fair value of the security as determined using the valuation procedures may be different from the last available quotation or other market price. The valuation procedures for securities of foreign issuers and/or non-U.S. dollar securities will, in most cases, include consultation with an independent valuation pricing service. Determining the fair value of

57

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

securities involves consideration of objective factors as well as the application of subjective judgments about issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by the Valuation Committee of the Trust under the valuation procedures for any security may vary from the last quoted sale price or the market close price, or from the value given to the same security by an independent pricing service, other financial institutions or investment managers or the Valuation Committee itself had it used a different methodology to value the security. The Trust and the Advisor cannot assure that a security can be sold at the fair value assigned to it at any time.

     The Portfolios has adopted the Statement of Financial Accounting Standards No. 157, (“FAS 157”) “Fair Value Measurements” which establishes a framework for measuring fair value and requires disclosure surrounding the various inputs that are used in determining the value of the Portfolios’ investments. These inputs are summarized into the three broad levels listed below:

• Level 1 —	Quoted prices in active markets for identical securities.

• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

     The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Portfolio/Investment Type	(Level 1)	(Level 2)	(Level 3)	Total

Roszel/Marsico Large Cap Growth Portfolio
Common Stocks	$48,799,170	$—	$—	$48,799,170
Preferred Stocks	235,265	—	—	235,265
Short-Term Securities	—	3,574,210	—	3,574,210
Total Investments	$49,034,435	$3,574,210	$—	$52,608,645

Roszel/Lord Abbett Affiliated Portfolio
Common Stocks	$32,855,705	$—	$—	$32,855,705
Short-Term Securities	—	1,271,645	—	1,271,645
Total Investments	$32,855,705	$1,271,645	$—	$34,127,350

Roszel/Allianz CCM Capital Appreciation Portfolio
Common Stocks	$45,368,801	$—	$—	$45,368,801
Short-Term Securities	—	433,700	—	433,700
Total Investments	$45,368,801	$433,700	$—	$45,802,501

58

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Portfolio/Investment Type	(Level 1)	(Level 2)	(Level 3)	Total

Roszel/Lord Abbett Mid Cap Value Portfolio
Common Stocks	$30,242,785	$—	$—	$30,242,785
Short-Term Securities	—	615,129	—	615,129
Total Investments	$30,242,785	$615,129	$—	$30,857,914

Roszel/Seligman Mid Cap Growth Portfolio
Common Stocks	$12,263,316	$—	$—	$12,263,316
Short-Term Securities	—	482,279	—	482,279
Total Investments	$12,263,316	$482,279	$—	$12,745,595

Roszel/Allianz NFJ Small Cap Value Portfolio
Common Stocks	$61,241,530	$—	$—	$61,241,530
Short-Term Securities	—	3,152,471	—	3,152,471
Total Investments	$61,241,530	$3,152,471	$—	$64,394,001

Roszel/JPMorgan Small Cap Growth Portfolio
Common Stocks	$18,266,813	$—	$—	$18,266,813
Short-Term Securities	—	278,000	—	278,000
Total Investments	$18,266,813	$278,000	$—	$18,544,813

Roszel/Delaware Trend Portfolio
Common Stocks	$15,357,041	$—	$—	$15,357,041
Short-Term Securities	—	31,145	—	31,145
Total Investments	$15,357,041	$31,145	$—	$15,388,186

59

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Portfolio/Investment Type/Sector	(Level 1)	(Level 2)	(Level 3)	Total

Roszel/Lord Abbett Bond Debenture Portfolio
Common Stocks
Consumer Discretionary	$57,113	$—	$—	$57,113
Convertible Preferred Stocks
Energy	—	75,219	—	75,219
Financials	78,941	21,563	—	100,504
Health Care	43,070	—	—	43,070
Materials	—	23,850	—	23,850
Utilities	—	64,188	—	64,188
Total Convertible Preferred Stocks	122,011	184,820	—	306,831
Fixed Income Investments
Consumer Discretionary	—	1,353,437	—	1,353,437
Consumer Staples	—	493,183	—	493,183
Energy	—	1,451,817	—	1,451,817
Financials	—	459,028	—	459,028
Health Care	—	938,600	—	938,600
Industrials	—	1,498,789	—	1,498,789
Information Technology	—	476,025	—	476,025
Materials	—	632,445	—	632,445
Telecommunication Services	—	605,200	—	605,200
Utilities	—	838,430	—	838,430
Total Fixed Income Investments	—	8,746,954	—	8,746,954
Short-Term Securities
Repurchase Agreements	—	198,730	—	198,730
Total Investments	$179,124	$9,130,504	$—	$9,309,628

     At January 1, 2009 and June 30, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

     (b) Repurchase agreements—The Portfolios may engage in repurchase agreement transactions with respect to instruments in which the Portfolio is authorized to invest. The Portfolios may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve System and on the Federal Reserve Bank of New York’s list of reporting dealers. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Portfolio takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, the Portfolio may suffer a loss. Securities purchased under repurchase agreements may be held with other custodial banks under tri-party arrangements.

     (c) Foreign currency transactions—Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments.

60

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

     (d) Security transactions and investment income—Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     (e) Expenses—Common expenses of the Trust have been allocated to the individual Portfolios of the Trust daily on a pro rata basis based upon the respective aggregate net asset value of each Portfolio of the Trust.

     (f) Dividends and distributions—Each Portfolio except Roszel/Lord Abbett Bond Debenture Portfolio intends to distribute at least annually to shareholders substantially all of its net investment income. Roszel/ Lord Abbett Bond Debenture Portfolio declares and pays dividends from net investment income each month. Distribution of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     (g) Taxes—Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized capital gains to its shareholders. Therefore, no Federal income tax provision is required. Income and capital gains derived from sources outside the United States may be subject to foreign withholding and other taxes. The Portfolios file tax returns with the U.S. Internal Revenue Service and various other taxing authorities.

     If applicable, a Portfolio recognizes interest accrued related to unrecognized tax benefits and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

2. Investment Advisory Fees and Other Transactions with Affiliates:

     The Trust has entered into a management agreement with the Advisor. For the six months ended June 30, 2009, the annual investment advisory fees as a percentage of average daily net assets were as follows:

Portfolio	Fee
Roszel/Marsico Large Cap Growth Portfolio	0.80%
Roszel/Lord Abbett Affiliated Portfolio	0.80%
Roszel/Allianz CCM Capital Appreciation Portfolio	0.80%
Roszel/Lord Abbett Mid Cap Value Portfolio	0.85%
Roszel/Seligman Mid Cap Growth Portfolio	0.85%
Roszel/Allianz NFJ Small Cap Value Portfolio	0.85%
Roszel/JPMorgan Small Cap Growth Portfolio	0.95%
Roszel/Delaware Trend Portfolio	0.85%
Roszel/Lord Abbett Bond Debenture Portfolio	0.80%

61

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

     For the six months ended June 30, 2009, the following Portfolios placed a portion of their portfolio transactions with brokerage firms affiliated with the Advisor:

		Commission
Portfolio	Broker	Paid
Roszel/Marsico Large Cap Growth Portfolio	Merrill Lynch, Pierce,
	Fenner & Smith Incorporated	$1,203
Roszel/Lord Abbett Affiliated Portfolio	Bank of America	14
Roszel/Allianz CCM Capital Appreciation Portfolio	Broadcort Capital Corp.	146
	Merrill Lynch, Pierce,
	Fenner & Smith Incorporated	1,999
	Oppenheimer & Co.	3,407
Roszel/Lord Abbett Mid Cap Value Portfolio	Bank of America	284
Roszel/Seligman Mid Cap Growth Portfolio	Bank of America	466
Roszel/JPMorgan Small Cap Growth Portfolio	Merrill Lynch, Pierce,
	Fenner & Smith Incorporated	48

     In prior periods brokerage commissions on portfolio transactions directed to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), an affiliate of the Advisor, had been used to reduce certain portfolio expenses. This program was discontinued in 2008.

     Financial Data Services, Inc. (“FDS”), an affiliate of the Advisor, is the Trust’s transfer agent. FDS is entitled to receive from each Portfolio a monthly fee at an annual rate based on average daily net assets according to the following schedule:

Average Daily Net Assets	Annual Fee or Rate
Up to $15,000,000	$7,500
Above $15,000,000 - $25,000,000	0.050%
Above $25,000,000 - $50,000,000	0.040%
Above $50,000,000 - $75,000,000	0.030%
Above $75,000,000	0.025%

     The Trust’s distributor is MLPF&S, an affiliate of the Advisor.

     Certain officers of the Trust are officers and/or directors of the Advisor, MLPF&S and MLIG.

3. Investments:

     Purchases and sales of investments, excluding short-term securities of the Portfolios, for the six months ended June 30, 2009 were as follows:

Portfolio	Purchases	Sales
Roszel/Marsico Large Cap Growth Portfolio	$25,051,426	$20,831,141
Roszel/Lord Abbett Affiliated Portfolio	11,834,177	11,032,409
Roszel/Allianz CCM Capital Appreciation Portfolio	36,296,797	38,753,735
Roszel/Lord Abbett Mid Cap Value Portfolio	21,629,570	23,740,939
Roszel/Seligman Mid Cap Growth Portfolio	9,044,537	9,573,959
Roszel/Allianz NFJ Small Cap Value Portfolio	10,907,539	17,664,905
Roszel/JPMorgan Small Cap Growth Portfolio	6,745,980	7,923,906
Roszel/Delaware Trend Portfolio	6,375,029	6,512,063
Roszel/Lord Abbett Bond Debenture Portfolio	2,401,268	2,823,576

62

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

     As of June 30, 2009, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Roszel/Marsico Large Cap Growth Portfolio	$54,275,552	$2,265,073	$(3,931,980)	$(1,666,907)
Roszel/Lord Abbett Affiliated Portfolio	35,565,467	2,304,954	(3,743,071)	(1,438,117)
Roszel/Allianz CCM Capital Appreciation Portfolio	46,041,375	2,382,389	(2,621,263)	(238,874)
Roszel/Lord Abbett Mid Cap Value Portfolio	30,836,387	2,410,688	(2,389,161)	21,527
Roszel/Seligman Mid Cap Growth Portfolio	12,103,771	1,256,074	(614,250)	641,824
Roszel/Allianz NFJ Small Cap Value Portfolio	62,583,676	7,875,644	(6,065,319)	1,810,325
Roszel/JPMorgan Small Cap Growth Portfolio	20,379,818	1,359,798	(3,194,803)	(1,835,005)
Roszel/Delaware Trend Portfolio	15,369,424	1,988,121	(1,969,359)	18,762
Roszel/Lord Abbett Bond Debenture Portfolio	10,490,945	161,510	(1,342,827)	(1,181,317)

4. Expense Limitation:

     The Trust and the Advisor have entered into an expense limitation agreement which is effective through April 30, 2010, and is expected to continue from year to year, provided the continuance is approved by the Trust’s Board. Under the agreement, the Advisor agrees to waive fees payable to it and, if necessary, reimburse each Portfolio to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with accounting principles generally accepted in the United States of America, acquired fund fees and expenses, dividends payable on securities sold short, and other expenses related to short sales, and extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) exceed the following annual limits as a percentage of average daily net assets:

Portfolio	Fee
Roszel/Marsico Large Cap Growth Portfolio	1.10%
Roszel/Lord Abbett Affiliated Portfolio	1.10%
Roszel/Allianz CCM Capital Appreciation Portfolio	1.10%
Roszel/Lord Abbett Mid Cap Value Portfolio	1.15%
Roszel/Seligman Mid Cap Growth Portfolio	1.15%
Roszel/Allianz NFJ Small Cap Value Portfolio	1.15%
Roszel/JPMorgan Small Cap Growth Portfolio	1.25%
Roszel/Delaware Trend Portfolio	1.15%
Roszel/Lord Abbett Bond Debenture Portfolio	1.10%

63

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (continued)

     The expense limitation is affected by waivers by the Advisor of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended June 30, 2009, advisory fee waivers and expense reimbursements were as follows:

	Advisory
	Fees	Expense
Portfolio	Waived	Reimbursement
Roszel/Marsico Large Cap Growth Portfolio	$67,549	$—
Roszel/Lord Abbett Affiliated Portfolio	48,617	—
Roszel/Allianz CCM Capital Appreciation Portfolio	56,219	—
Roszel/Lord Abbett Mid Cap Value Portfolio	39,803	—
Roszel/Seligman Mid Cap Growth Portfolio	34,919	—
Roszel/Allianz NFJ Small Cap Value Portfolio	75,990	—
Roszel/JPMorgan Small Cap Growth Portfolio	37,978	—
Roszel/Delaware Trend Portfolio	29,745	—
Roszel/Lord Abbett Bond Debenture Portfolio	29,085	—

     In any year which the total assets of a Portfolio are greater than $50 million and its estimated total annual operating expenses are less than the expense limitations specified above, the Advisor may be entitled to a reimbursement by such Portfolio, of advisory fees waived and expenses reimbursed pursuant to the expense limitation agreement. The maximum amount of such reimbursement shall equal the sum of all advisory fees waived and expense reimbursements remitted to the Portfolio during the previous three fiscal years.

     As of June 30, 2009 the remaining maximum amounts recoverable by the Advisor over the next three years under the expense limitation agreement are as follows:

	Amount Eligible Through			Total
				Eligible for
Portfolio	2009	2010	2011	Reimbursement
Roszel/Marsico Large Cap Growth Portfolio	$24,547	$33,413	$79,418	$137,378
Roszel/Lord Abbett Affiliated Portfolio	18,298	54,351	68,926	141,575
Roszel/Allianz CCM Capital Appreciation Portfolio	—	—	54,621	54,621
Roszel/Lord Abbett Mid Cap Value Portfolio	—	10,639	75,310	85,949
Roszel/Seligman Mid Cap Growth Portfolio	20,173	36,525	66,946	123,644
Roszel/Allianz NFJ Small Cap Value Portfolio	2,258	6,187	53,382	61,827
Roszel/JPMorgan Small Cap Growth Portfolio	19,937	29,434	69,836	119,207
Roszel/Delaware Trend Portfolio	20,371	50,283	76,951	147,605
Roszel/Lord Abbett Bond Debenture Portfolio	22,876	82,150	69,114	174,140

5. Merger Information:

     On March 13, 2009, Roszel/Marsico Large Cap Growth Portfolio (“the Fund”) acquired all of the assets and assumed all of the liabilities of Roszel/Marsico Large Cap Growth Portfolio II, formerly Roszel/Loomis Sayles Large Cap Growth Portfolio, (“Target Fund”) pursuant to an agreement and plan of reorganization approved by the Target Fund shareholders on January 23, 2009. The acquisition was accomplished by an exchange of 51,926 shares for 91,904 shares then outstanding (valued at $7.06, per share) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Portfolios or their shareholders.

     The Target Fund’s net assets, including $65,827 of unrealized depreciation, were combined with the Fund’s net assets of $49,932,670 for total net assets after the acquisition of $50,299,309.

64

MLIG Variable Insurance Trust
Notes to Financial Statements (Unaudited) (concluded)

6. Subsequent Event:

     The Board announced on July 16, 2009 that it had determined to liquidate each of the Portfolios of the Trust. The Portfolios will be liquidated on or about October 23, 2009. The Board’s decision was based on a recommendation from the Advisor. The Board carefully considered, among other things, current market conditions, the inability of the Portfolios to attract significant market interest, their future viability, as well as prospects for growth in the Portfolios’ assets in the foreseeable future. The Board thereafter determined that it was advisable and in the best interests of the Portfolios and their shareholders to liquidate the Portfolios. Investors who hold shares of one or more Portfolios through a variable annuity insurance contract issued by MLLIC or MLLICNY will receive additional information about the liquidation, including alternative investment options that are available to contract owners.

65

MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited)

     The Board, which includes as members only trustees who are not “interested persons” as defined in the 1940 Act (“independent trustees”), meets on a quarterly basis to review the ongoing operations of the Trust and, at each meeting, considers matters bearing on (1) the Management Agreement between the Trust and Roszel Advisors, and (2) the Sub-Advisory Agreements between Roszel Advisors and the Sub-Advisers to the Portfolios. The independent trustees meet frequently in executive session and are advised by independent legal counsel selected by the independent trustees.

     At a meeting of the Board held in-person on March 12, 2009, the Board, with the assistance of independent counsel, considered (1) the continuance of the Management Agreement with Roszel Advisors with respect to each Portfolio and (2) the continuance of the Sub-Advisory Agreements with respect to each Portfolio.

     The following discussion is not intended to be all-inclusive. With respect to the Management Agreement and each Sub-Advisory Agreement, the Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and its committees, as well as the information discussed during a telephonic meeting held on March 3, 2009.

     The Board’s determinations were made separately with respect to each Portfolio. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the continuance of the Management Agreement and the Sub-Advisory Agreements. The Board did not identify any particular information that was all-important or controlling. The approval determinations were made on the basis of each trustee’s business judgment after consideration of all of the factors taken as a whole, although individual trustees may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

     In preparation for the March 12, 2009 meeting, the Board held a telephonic meeting on March 3, 2009 to discuss the performance of Roszel Advisors and each Sub-Adviser. The independent trustees specifically requested this additional telephonic meeting in order to provide themselves with an opportunity to obtain information from management and ask questions of management in advance of the in-person meeting. The Board also used the time in between the telephonic and the in-person meeting to meet in a private session with their independent counsel at which no representatives from Roszel Advisors or the Sub-Advisers were present.

     At both the March 3, 2009 meeting and the March 12, 2009 in-person meeting, the Board evaluated, among other things, written information provided by Roszel Advisors and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of Roszel Advisors. In response to specific requests from the independent trustees, Roszel Advisors and the Sub-Advisers furnished information concerning a variety of aspects of the operation of the Portfolios including, (1) detail concerning the nature, extent and quality of the services provided by Roszel Advisors and the Sub-Advisers, (2) the investment performance of the Portfolios, (3) the advisory fees, Sub-Advisory fees and total expenses of the Portfolios, (4) an assessment as to whether any economies of scale existed in connection with the operation of the Portfolios and whether fee levels reflect any economies of scale for the benefit of shareholders, (5) information concerning costs of services provided to the Portfolios and the profitability to Roszel Advisors and the Sub-Advisers of providing such services, and (6) information concerning direct or indirect benefits (such as soft dollars) enjoyed by Roszel Advisors, the Sub-Advisers or their respective affiliates as a result of their relationship with the Trust. In addition, the Board also evaluated information contained in a report prepared by an independent consultant that consisted of detailed information for the Portfolios, including fee, expense and performance information. This report also ranked each Portfolio with a group compiled by the independent consultant consisting of a selected group of comparable funds (“Comparable Group”), and a group compiled by the independent consultant

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MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (continued)

consisting of all registered investment companies underlying variable insurance products that are managed in the same investment style as each Portfolio (“Competitor Group”). The Board also received and considered information related to current economic and market conditions as well as information related to developments at Merrill Lynch & Co., Inc. (“Merrill Lynch”) and Roszel Advisors.

     Below is a discussion of the information considered by the Board, as well as the Board’s conclusions with respect to the Management Agreement and Sub-Advisory Agreements presented to the Board for its approval at the March 12, 2009 meeting.

Nature, Extent and Quality of Services Provided by Roszel Advisors and the Sub-Advisers

     Roszel Advisors

     The Board considered the nature, quality and extent of services provided by Roszel Advisors to the Trust and each of the Portfolios. In making its evaluation with respect to the Management Agreement, the Board considered that under the Management Agreement, Roszel Advisors is the investment manager of the Trust and of each of the Portfolios. As the investment manager, subject to the supervision and approval of the Board, Roszel Advisors is responsible for the overall management of the Trust and for retaining Sub-Advisers to manage the assets of each Portfolio according to its investment objective, strategies, and restrictions. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by Roszel Advisors under the Management Agreement to the Trust and to each of the Portfolios, and that there was a reasonable basis on which to conclude that Roszel Advisors would continue to provide high quality investment management services to the Portfolios.

     Sub-Advisers

     The Board considered the nature, quality and extent of services provided by each of the Sub-Advisers to the Portfolios. In making its evaluation with respect to the Sub-Advisory Agreements, the Board considered that under each Sub-Advisory Agreement, the respective Sub-Adviser is responsible for managing the investment operations and the composition of the Portfolio which it advises, including the purchase, retention and disposition of the investments, securities and cash contained in the Portfolio, in accordance with the Portfolio’s investment objective and strategies as stated in the Trust’s Prospectuses and statement of additional information, as from time to time in effect. In connection with these responsibilities and duties, the Board considered the fact that each Sub-Adviser is responsible for (1) providing investment research and supervision of each Portfolio’s investments and conducting a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Portfolio’s assets; (2) furnishing Roszel Advisors or the Trust with statistical information in respect of the investments that its Portfolio may hold or contemplates purchasing, as Roszel Advisors or the Trust may reasonably request; (3) apprising the Trust of important developments materially affecting its Portfolio and furnishing the Trust from time to time such information as it may believe appropriate for this purpose; and (4) implementing all purchases and sales of investments for the Portfolio it advises in a manner consistent with its policies. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Sub-Adviser under its Sub-Advisory Agreement, and concluded that there was a reasonable basis on which to conclude that the Sub-Adviser would continue to provide satisfactory investment Sub-Advisory services to the Portfolio it manages.

     One element of the nature, quality and extent of services is investment performance, which is discussed separately in the following section.

Investment Performance

     The Board reviewed information provided by Roszel Advisors with respect to each existing Portfolio’s performance compared to its benchmark index for the one year period ended January 31, 2009, the three year period ended January 31, 2009, the five year period ended January 31, 2009, and the period covering the Portfolio’s inception date through January 31, 2009. The Board also evaluated information

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MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (continued)

contained in a report prepared by an independent consultant that consisted of detailed performance information for the Portfolios that ranked each Portfolio with its Comparable Group and its Competitor Group for various periods ended December 31, 2008. The Board was also provided with statistics for the benchmark returns for various broad market indicators.

     In reviewing performance, the Board considered the size of each Portfolio, including the fact that many of the Portfolios have relatively small asset sizes compared to their Comparable Groups and Competitive Groups. The Board also considered that management informed the Board that it was considering strategic options for Roszel Advisors and the Trust in light of the sale by Merrill Lynch of the insurance companies utilizing the Trust as an investment option and the subsequent acquisition of Merrill Lynch by Bank of America Corporation.

     For each of the Portfolios listed below, the Board concluded that continuation of the agreements was appropriate in light of the relatively small asset sizes of many of the Portfolios, the steps taken by Roszel Advisors to monitor and improve performance, and the recommendation of Roszel that no Sub-Adviser changes were appropriate. The Board requested that Roszel Advisors continue to closely monitor the performance of those Portfolios that had significantly underperformed their benchmarks. The benchmark and peer group comparisons for the Portfolios are summarized below.

     Roszel/Marsico Large Cap Growth Portfolio

     The Portfolio underperformed its benchmark, the Russell 1000 Growth Index, for the one and three year periods ended January 31, 2009 and for the period since Marsico became the Sub-Adviser on July 1, 2005. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 4th, 1st, 2nd, 3rd, and 4th quintiles, respectively, relative to its Competitor Group.

     Roszel/Lord Abbett Affiliated Portfolio

     The Portfolio outperformed its benchmark, the Russell 1000 Value Index, for the one and three year periods ended January 31, 2009, but underperformed its benchmark for the five year period ended January 31, 2009 and for the period since the Portfolio’s inception. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 1st, 1st, 1st, 1st, and 2nd quintiles, respectively, relative to its Competitor Group.

     Roszel/Allianz CCM Capital Appreciation Portfolio

     The Portfolio outperformed its benchmark, the S&P 500 Index, for the one and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. The Portfolio underperformed its benchmark for the three year period ended January 31, 2009. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 3rd, 2nd, 3rd, 3rd, and 3rd quintiles, respectively, relative to its Competitor Group.

     Roszel/Lord Abbett Mid Cap Value Portfolio

     The Portfolio outperformed its benchmark, the Russell Midcap Value Index, for the one year period ended January 31, 2009, but underperformed its benchmark for the three and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 4th, 4th, 4th, 4th, and 3rd quintiles, respectively, relative to its Competitor Group.

     Roszel/Seligman Mid Cap Growth Portfolio

     The Portfolio underperformed its benchmark, the Russell Midcap Growth Index, for the one, three, and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. For each of the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 4th quintiles relative to its Competitor Group.

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MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (continued)

     Roszel/Allianz NFJ Small Cap Value Portfolio

     The Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the one, three, and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. For each of the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 1st quintile relative to its Competitor Group.

     Roszel/JPMorgan Small Cap Growth Portfolio

     The Portfolio underperformed its benchmark, the Russell 2000 Growth Index, for the one, three, and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. For the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 4th, 3rd, 2nd, 2nd, and 3rd quintiles, respectively, relative to its Competitor Group.

     Roszel/Delaware Trend Portfolio

     The Portfolio underperformed its benchmark, the Russell 2500 Growth Index, for the one, three, and five year periods ended January 31, 2009 and for the period since the Portfolio’s inception. For each of the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 5th quintile relative to its Competitor Group.

     Roszel/Lord Abbett Bond Debenture Portfolio

     The Portfolio outperformed its benchmark, the Merrill Lynch U.S. High Yield Master Bond Index II, for the one, three, and five year periods ended January 31, 2009, but underperformed its benchmark for the period since the Portfolio’s inception. For each of the one, two, three, four, and five year periods ended December 31, 2008, the Portfolio ranked in the 1st quintile relative to its Competitor Group.

Advisory Fees, Sub-Advisory Fees and Total Expenses

     The Board considered the advisory fee paid by each Portfolio to Roszel Advisors, as well as the Sub-Advisory fees paid by Roszel Advisors to the Sub-Advisers. To assist the Board in its evaluation, the Board reviewed information contained in a report prepared by an independent consultant that consisted of detailed information for the existing Portfolios, including contractual management fees, actual management fees, non-management expenses and total operating expenses, and ranked each Portfolio against its Comparable Group and Competitor Group.

     The Board noted that each Portfolio’s contractual management fees and actual total expenses were greater than the median contractual management fees and median actual total expenses of its peer group. However, significant consideration also was given to the fact that Roszel Advisors has entered into an expense limitation agreement with the Trust, effective through April 30, 2010 (the “Expense Limitation Agreement”), whereby Roszel Advisors agrees to reimburse each Portfolio to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to the Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, dividends payable on securities sold short and other expenses related to short sales, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) exceed certain limits. The Board also noted that the net asset levels of the Portfolios were generally at the lower end of the net asset range for the Comparable Group and the Competitor Group.

Costs of Services Provided and Profitability

     The Board reviewed information provided by Roszel Advisors with respect to the costs of services provided by Roszel Advisors and the estimated profit or loss to Roszel Advisors in providing such services. The Board reviewed information on a Portfolio-by-Portfolio basis and an overall Trust basis. Roszel Advisors estimated that it had made a small profit on the operation of the Trust on an overall basis. On an individual Portfolio basis, Roszel Advisors estimated a loss only on the Roszel/Lord Abbett

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MLIG Variable Insurance Trust
Approval of Investment Advisory Contracts (Unaudited) (concluded)

Bond Debenture Portfolio. However, Roszel Advisors estimated that its entire profit for 2008 was more than offset by the payment of administrative services fees to the insurance companies that offer the variable contracts through which the Trust’s Portfolios are offered.

     In its review, the Board gave significant consideration to the fact that Roszel Advisors has entered into the Expense Limitation Agreement with the Trust, whereby through April 30, 2010, Roszel Advisors agrees to reimburse each Portfolio for certain fees and expenses to the extent total operating expenses exceed certain limits. The Board reviewed certain information provided by the Sub-Advisers regarding profitability. The Board concluded that the level of profitability of an unaffiliated Sub-Adviser is not as significant as the profitability of Roszel Advisors. In addition, the Board noted that any Sub-Adviser profit is likely to be relatively modest in light of the net asset levels of the Portfolios.

Additional Benefits

     The Board also reviewed information provided by Roszel Advisors and each Sub-Adviser with respect to any direct or indirect benefits the Sub-Adviser receives as a result of its relationship with the Portfolio (in addition to advisory fees). The Board considered each Sub-Adviser’s brokerage policies, including any benefits received from soft dollar arrangements. The Board also considered that Sub-Advisers may receive intangible benefits, such as enhanced name recognition. The Board concluded that the benefits derived by the Sub-Advisers were reasonable and consistent with the types of benefits generally derived by Sub-Advisers to mutual funds.

Economies of Scale

     The Board considered whether the Trust has benefited from economies of scale and whether there is potential for future realization of economies of scale with respect to the Portfolios, and whether fee levels reflect any economies of scale for the benefit of shareholders. It was noted that total net assets for the Portfolios remained relatively low during 2008, and a representative from Roszel Advisors explained that the current asset levels did not result in economies of scale to the Trust or to Roszel Advisors with respect to investment advisory fees. In addition, the Board reviewed materials prepared by the independent consultant described above that showed that net assets of the Portfolios were generally at the lower end of the net asset range for the Portfolios’ respective peer groups. Therefore, the Board concluded that the advisory fee structure at the advisor level with respect to the Management Agreement and the Sub-Adviser level with respect to the Sub-Advisory Agreements was reasonable and that no changes were currently necessary to reflect economies of scale.

Conclusions

     At the March 12, 2009 meeting, the Board, having requested and received such information from Roszel Advisors and the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement and the Sub-Advisory Agreements, unanimously approved (1) the annual continuance of the Management Agreement with respect to each Portfolio and (2) the annual continuance of the Sub-Advisory Agreements with respect to each Portfolio.

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Trustees and Officers	Investment Manager
Robert M. Bordeman	Roszel Advisors, LLC
Independent Trustee and	1700 Merrill Lynch Drive
Chairperson of the Board	Pennington, NJ 08534

Lisa Wilhelm Haag	Custodian
Independent Trustee	JPMorgan Chase Bank
270 Park Avenue
Kevin J. Tierney	New York, New York 10017
Independent Trustee
Administrator
Deborah J. Adler	J.P. Morgan Investor Services Co.
President	70 Fargo Street
Boston, Massachusetts 02210-2122
J. David Meglen
Vice-President	Transfer Agent
Financial Data Services, Inc.
Ann M. Strootman	4800 Deer Lake Drive East
Treasurer and Chief Financial Officer	Jacksonville, Florida 32246-6484

Robert M. Zakem	Legal Counsel
Chief Compliance Officer	Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Michelle H. Rhee	Washington, D.C. 20004-2415
Chief Legal Officer and Secretary

Additional information about the Trust’s trustees and officers is available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or by writing to the MLIG Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

     This report is only for distribution to shareholders of the Portfolios of MLIG Variable Insurance Trust. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of each Portfolio’s shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

     The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     The Trust’s proxy voting policies and procedures and information about how the Trust voted proxies relating to securities held in the Trust’s portfolios during the most recent 12-month period ended June 30 are available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or on the SEC’s website at http://www.sec.gov.

MLIG Variable Insurance Trust
P.O. Box 44222
Jacksonville, Florida 32231-4222	# 101198RR-0609

Item 2. Code Of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a)	Schedule I –

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

(b)(6)

The Roszel/Lazard International Portfolio held the following sudan-related securities as of June 30, 2009:

Name	Ticker	Cusip	Number of Shares

GDF Suez Spon ADR	GDFZY	36160B105	1,284 shares
LM Ericsson Tel Co Spon ADR	ERIC	294821608	1,625 shares
Nokia Corp Spon ADR	NOK	654902204	3,735 shares
Total SA Spon ADR	TOT	89151E109	750 shares
Unilever Plc Spon ADR	UL	904767704	2,440 shares

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – See Item 2 Above.

(b)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(b)(2)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 to accompany the Form N-CSR is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler
Deborah J. Adler
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Deborah J. Adler
Deborah J. Adler
President

Date:	August 25, 2009

By:	/s/ Ann M. Strootman
Ann M. Strootman
Treasurer and Chief Financial Officer

Date:	August 25, 2009